UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21774

First Trust Exchange-Traded AlphaDEX® Fund II
(Exact name of registrant as specified in charter)
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)
W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 765-8000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

First Trust Exchange-Traded AlphaDEX® Fund II
Semi-Annual Report
June 30, 2019

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
First Trust Europe AlphaDEX® Fund (FEP)
First Trust Latin America AlphaDEX® Fund (FLN)
First Trust Brazil AlphaDEX® Fund (FBZ)
First Trust China AlphaDEX® Fund (FCA)
First Trust Japan AlphaDEX® Fund (FJP)
First Trust South Korea AlphaDEX® Fund (FKO)
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
First Trust Emerging Markets AlphaDEX® Fund (FEM)
First Trust Germany AlphaDEX® Fund (FGM)
First Trust Canada AlphaDEX® Fund (FCAN)
First Trust Australia AlphaDEX® Fund (FAUS)
First Trust United Kingdom AlphaDEX® Fund (FKU)
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
First Trust Hong Kong AlphaDEX® Fund (FHK)
First Trust Switzerland AlphaDEX® Fund (FSZ)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
First Trust Eurozone AlphaDEX® ETF (FEUZ)
AlphaDEX® is a registered trademark of First Trust Portfolios L.P.

First Trust Exchange-Traded AlphaDEX® Fund II
Semi-Annual Report
June 30, 2019

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded AlphaDEX® Fund II
Semi-Annual Letter from the Chairman and CEO
June 30, 2019
Dear Shareholders,
One thing we can all agree on and expect: headline news coming out of Washington, DC continues to influence the financial markets. As January 2019 unfolded, the longest partial government shutdown in U.S. history was wrapping up while we were beginning to learn about President Trump’s approach to international trade policy. By June’s end, trade talks with China were reengaging and the threat of 5% tariffs on Mexican imports was averted. Investors breathed a collective sigh of relief and, once again, the free market began to rally.
At the Markets’ close on June 28, 2019, both U.S. and world equities had performed resiliently, as indicated by the S&P 500® Index and the MSCI All Country World Index returns of 18.54% and 16.23%, respectively, for the calendar year-to-date. Bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 6.11%, for the same period. The 10-Year U.S. Treasury Note yield fell from over 3% in late 2018 to just above 2% for the six-month period ended June 30, 2019 and the Federal Reserve has clearly indicated that another rate cut is on the way.
Despite the ongoing bluster of the news cycle, we believe the economy is doing well and productivity growth, due to deregulation and lower taxes on corporate profits, has improved over the last two years
•	The Consumer Confidence Index of 121.5 for June remains strong.
•	The U.S. inflation rate hovers near 2%, on average, as it has for the last decade.
•	June’s unemployment rate of 3.7% barely moved from May’s 3.6%, the lowest level since December of 1969.
Before you reach for the antacids due to the latest political equivocation, keep a balanced perspective in view. Remember, no one can predict the inevitable and expected market fluctuations. Speak periodically with your investment professional who can provide insight when it comes to investing and discovering opportunities when they arise.
Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Exchange-Traded AlphaDEX® Fund II
Semi-Annual Report
June 30, 2019 (Unaudited)
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign- Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Global Economy/Investing
The trade conflict between the U.S. and China was approaching 16-months-old at the close of June 2019. In our opinion, the most notable change in the first half of 2019 was the Trump Administration’s ratcheting up of tariffs on roughly $200 billion of imported goods from China. On May 10, 2019, tariffs jumped from 10% to 25%. President Trump continues to threaten China with extending the tariffs to the remaining $300 billion or so in goods shipped to the U.S. annually. The ongoing dispute has become a drag on global growth, according to organizations such as the International Monetary Fund (“IMF”).
The trade negotiations between the U.S. and China are not the only unresolved conflict on the global stage. The United Kingdom’s (“UK”) desire to exit from the European Union (“EU”), also known as Brexit, hit three-years-old on June 23, 2019. As it stands now, the U.K. has until the end of October 2019 to strike a deal with the EU, according to the BBC. Most of the blame to date for not having an exit deal ratified rests with the U.K. Parliament which has already rejected three Brexit proposals. We believe the global equities markets would respond favorably to an end to the tariff/trade conflict and a Brexit resolution.
While the U.S. economy continues to flourish relative to many other developed and emerging economies, recent data suggests that China’s economy is being stressed by the tariffs. China’s gross domestic product (“GDP”) rose at an annualized pace of 6.2% in the second quarter of 2019, the slowest growth rate in 27 years, according to MarketWatch. CNBC reported that, as of July 1, 2019, the current U.S. economic expansion will become the longest in its history, breaking the previous record of 120 months of growth from March 1991 to March 2001, according to data from the National Bureau of Economic Research.
In its latest release (July 2019), the IMF is forecasting year-over-year global growth rate estimates of 3.2% for 2019 and 3.5% for 2020, down from 3.6% in 2018 and 3.8% in 2017. With respect to the U.S., it sees GDP growth rising by an estimated 2.6% in 2019 and 1.9% in 2020. Emerging Market and Developing Economies are expected to continue growing at a faster pace than developed nations, such as the U.S. The IMF puts their growth rate targets at 4.1% for 2019 and 4.7% for 2020.
We believe that all eyes will be on the Federal Reserve (the “Fed”) in the second half of 2019. At the end of March 2019, both President Trump and White House economic advisor Larry Kudlow called on the Fed to lower the federal funds target rate by 50 basis points (“bps”), according to CNBC. While the Fed has yet to make any rate cuts so far in 2019, bond investors, through their purchasing power, pushed the yield on the 10-year Treasury Note (T-note) down from 2.50% at the close on April 30, 2019 to 2.01% on June 28, 2019, or 49 bps, according to Bloomberg. Investors have signaled to the Fed that they like the idea of a couple of rate cuts over the coming months. The Fed has indicated that it would consider easing rates if the U.S. economy were to weaken.
Investors continue to embrace exchange-traded funds (ETFs) and related exchange-traded products (ETPs). ETFGI, an independent research and consultancy firm, reported that total assets invested in ETFs/ETPs listed globally stood at an all-time high of $5.64 trillion at the end of June 2019, up from $4.99 trillion at this point a year ago, according to its own release. In June 2019, net inflows to ETFs/ETPs listed globally totaled $68.95 billion, bringing year-to-date net inflows to $209.54 billion.
Performance of Foreign Stocks and Bonds
The U.S. dollar fell by 0.04% against a basket of major currencies in the first half of 2019, as measured by the U.S. Dollar Index. With respect to U.S. investors, a flat U.S. dollar would have little to no impact on the returns of foreign securities. In the first half of 2019, foreign stocks and bonds performed well.
The Bloomberg Barclays EM Hard Currency Aggregate Index of emerging markets debt posted a total return of 8.85% (USD), while the Bloomberg Barclays Global Aggregate Index of higher quality debt rose 5.57% (USD). With respect to equities, the MSCI Emerging Markets Index of stocks posted a total return of 10.59% (USD), while the MSCI World ex USA Index posted a total return of 14.64% (USD).

Fund Performance Overview (Unaudited)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
The First Trust Asia Pacific ex-Japan AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Asia Pacific Ex-Japan Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC (the “Nasdaq”) under the ticker symbol “FPA.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ DM Asia Pacific Ex-Japan Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/19	1 Year Ended 6/30/19	5 Years Ended 6/30/19	Inception (4/18/11) to 6/30/19	5 Years Ended 6/30/19	Inception (4/18/11) to 6/30/19
Fund Performance
NAV	9.66%	-6.41%	2.68%	2.67%	14.14%	24.15%
Market Price	9.57%	-6.79%	2.59%	2.59%	13.65%	23.29%
Index Performance
NASDAQ AlphaDEX® Asia Pacific Ex-Japan Index(1)	10.15%	-5.52%	N/A	N/A	N/A	N/A
NASDAQ DM Asia Pacific Ex-Japan Index(1)	13.04%	1.50%	N/A	N/A	N/A	N/A
MSCI Pacific ex-Japan Index	18.03%	8.06%	4.04%	4.46%	21.91%	43.06%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA) (Continued)
Sector Allocation	% of Total Long-Term Investments
Real Estate	25.1%
Materials	15.2
Industrials	12.4
Consumer Discretionary	11.7
Information Technology	9.6
Financials	7.7
Consumer Staples	6.7
Energy	4.8
Utilities	3.4
Communication Services	2.3
Health Care	1.1
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Magellan Financial Group Ltd.	2.3%
Afterpay Touch Group Ltd.	2.0
Fortescue Metals Group Ltd.	1.9
Link REIT	1.8
Cleanaway Waste Management Ltd.	1.7
Samsung Electronics Co., Ltd.	1.7
Yangzijiang Shipbuilding Holdings Ltd.	1.7
SK Telecom Co., Ltd.	1.7
Vitasoy International Holdings Ltd.	1.7
Shimao Property Holdings Ltd.	1.6
Total	18.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2014 through June 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 – 12/31/14	98	36	0	0
1/1/15 – 12/31/15	71	40	4	0
1/1/16 – 12/31/16	73	34	4	0
1/1/17 – 12/31/17	102	47	5	0
1/1/18 – 12/31/18	51	10	1	0
1/1/19 – 6/30/19	26	8	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 – 12/31/14	83	32	3	0
1/1/15 – 12/31/15	76	52	9	0
1/1/16 – 12/31/16	81	52	7	1
1/1/17 – 12/31/17	69	28	0	0
1/1/18 – 12/31/18	104	71	13	1
1/1/19 – 6/30/19	53	32	5	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Europe AlphaDEX® Fund (FEP)
The First Trust Europe AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Europe Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FEP.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ DM Europe Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/19	1 Year Ended 6/30/19	5 Years Ended 6/30/19	Inception (4/18/11) to 6/30/19	5 Years Ended 6/30/19	Inception (4/18/11) to 6/30/19
Fund Performance
NAV	15.30%	-6.16%	2.59%	4.68%	13.64%	45.47%
Market Price	15.37%	-6.25%	2.50%	4.65%	13.12%	45.11%
Index Performance
NASDAQ AlphaDEX® Europe Index(1)	15.94%	-5.36%	N/A	N/A	N/A	N/A
NASDAQ DM Europe Index(1)	15.39%	0.57%	N/A	N/A	N/A	N/A
MSCI Europe Index	15.80%	1.88%	1.27%	4.29%	6.50%	41.07%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust Europe AlphaDEX® Fund (FEP) (Continued)
Sector Allocation	% of Total Long-Term Investments
Industrials	20.3%
Consumer Discretionary	17.8
Materials	12.8
Real Estate	10.3
Financials	6.7
Utilities	6.2
Energy	6.1
Information Technology	5.8
Communication Services	4.9
Consumer Staples	4.9
Health Care	4.2
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Panalpina Welttransport Holding AG	1.1%
AVEVA Group PLC	1.0
Puma SE	0.9
Nibe Industrier AB, Class B	0.9
JD Sports Fashion PLC	0.9
Hella GmbH & Co., KGaA	0.9
Indutrade AB	0.9
Alten S.A.	0.9
Tomra Systems ASA	0.9
3i Group PLC	0.9
Total	9.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2014 through June 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 - 12/31/14	147	25	1	0
1/1/15 - 12/31/15	144	46	5	0
1/1/16 - 12/31/16	46	4	0	0
1/1/17 - 12/31/17	177	28	0	0
1/1/18 - 12/31/18	139	17	1	0
1/1/19 - 6/30/19	45	2	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 - 12/31/14	69	9	1	0
1/1/15 - 12/31/15	51	6	0	0
1/1/16 - 12/31/16	170	29	3	0
1/1/17 - 12/31/17	46	0	0	0
1/1/18 - 12/31/18	89	3	1	1
1/1/19 - 6/30/19	76	1	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Latin America AlphaDEX® Fund (FLN)
The First Trust Latin America AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Latin America Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FLN.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Latin America Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/19	1 Year Ended 6/30/19	5 Years Ended 6/30/19	Inception (4/18/11) to 6/30/19	5 Years Ended 6/30/19	Inception (4/18/11) to 6/30/19
Fund Performance
NAV	15.01%	19.56%	0.73%	-0.88%	3.73%	-6.95%
Market Price	14.73%	19.43%	0.74%	-0.95%	3.77%	-7.51%
Index Performance
NASDAQ AlphaDEX® Latin America Index(1)	16.10%	20.96%	N/A	N/A	N/A	N/A
NASDAQ Latin America Index(1)	13.79%	22.40%	-0.30%	N/A	-1.47%	N/A
MSCI EM Latin America Index	12.64%	18.45%	-0.75%	-2.68%	-3.72%	-19.97%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust Latin America AlphaDEX® Fund (FLN) (Continued)
Sector Allocation	% of Total Long-Term Investments
Utilities	21.7%
Consumer Staples	20.2
Materials	13.3
Financials	13.0
Communication Services	8.7
Industrials	6.9
Consumer Discretionary	6.8
Energy	6.4
Real Estate	3.0
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
JBS S.A.	4.3%
Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	4.1
Atacadao S.A.	3.5
Telefonica Brasil S.A. (Preference Shares)	3.4
Kroton Educacional S.A.	3.3
Cia Siderurgica Nacional S.A.	3.3
Natura Cosmeticos S.A.	3.2
TIM Participacoes S.A.	3.2
Petroleo Brasileiro S.A. (Preference Shares)	3.1
Centrais Eletricas Brasileiras S.A., Class B (Preference Shares)	3.0
Total	34.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2014 through June 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 – 12/31/14	79	0	0	0
1/1/15 – 12/31/15	83	36	1	0
1/1/16 – 12/31/16	83	14	6	1
1/1/17 – 12/31/17	46	37	2	0
1/1/18 – 12/31/18	69	11	1	1
1/1/19 – 6/30/19	39	2	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 – 12/31/14	146	24	3	0
1/1/15 – 12/31/15	110	21	1	0
1/1/16 – 12/31/16	88	56	2	2
1/1/17 – 12/31/17	113	53	0	0
1/1/18 – 12/31/18	120	48	1	0
1/1/19 – 6/30/19	63	20	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Brazil AlphaDEX® Fund (FBZ)
The First Trust Brazil AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Brazil Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FBZ.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Brazil Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/19	1 Year Ended 6/30/19	5 Years Ended 6/30/19	Inception (4/18/11) to 6/30/19	5 Years Ended 6/30/19	Inception (4/18/11) to 6/30/19
Fund Performance
NAV	20.32%	44.28%	1.85%	-2.31%	9.61%	-17.42%
Market Price	20.80%	43.92%	1.83%	-2.35%	9.48%	-17.72%
Index Performance
NASDAQ AlphaDEX® Brazil Index(1)	21.69%	46.40%	N/A	N/A	N/A	N/A
NASDAQ Brazil Index(1)	18.28%	48.59%	3.37%	N/A	18.01%	N/A
MSCI Brazil Index	15.90%	39.43%	1.65%	-2.77%	8.53%	-20.55%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust Brazil AlphaDEX® Fund (FBZ) (Continued)
Sector Allocation	% of Total Long-Term Investments
Utilities	22.3%
Consumer Discretionary	17.8
Financials	15.6
Materials	11.2
Industrials	10.7
Consumer Staples	9.1
Communication Services	5.8
Energy	4.5
Health Care	1.7
Information Technology	1.3
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Cia Siderurgica Nacional S.A.	5.3%
Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	4.0
Gol Linhas Aereas Inteligentes S.A. (Preference Shares)	3.7
Cia Paranaense de Energia, Class B (Preference Shares)	3.6
Natura Cosmeticos S.A.	3.5
Kroton Educacional S.A.	3.5
Azul S.A. (Preference Shares)	3.4
Magazine Luiza S.A.	3.3
JBS S.A.	3.1
Telefonica Brasil S.A. (Preference Shares)	3.0
Total	36.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2014 through June 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 – 12/31/14	119	16	3	0
1/1/15 – 12/31/15	32	7	5	0
1/1/16 – 12/31/16	88	14	3	2
1/1/17 – 12/31/17	71	21	2	0
1/1/18 – 12/31/18	104	13	2	4
1/1/19 – 6/30/19	31	6	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 – 12/31/14	98	10	5	1
1/1/15 – 12/31/15	78	123	6	1
1/1/16 – 12/31/16	101	39	4	1
1/1/17 – 12/31/17	122	34	1	0
1/1/18 – 12/31/18	112	14	2	0
1/1/19 – 6/30/19	33	53	1	0

Fund Performance Overview (Unaudited) (Continued)
First Trust China AlphaDEX® Fund (FCA)
The First Trust China AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® China Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FCA.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ China Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/19	1 Year Ended 6/30/19	5 Years Ended 6/30/19	Inception (4/18/11) to 6/30/19	5 Years Ended 6/30/19	Inception (4/18/11) to 6/30/19
Fund Performance
NAV	12.03%	-6.48%	7.03%	1.14%	40.43%	9.75%
Market Price	13.88%	-5.93%	7.13%	1.20%	41.12%	10.27%
Index Performance
NASDAQ AlphaDEX® China Index(1)	13.17%	-5.07%	N/A	N/A	N/A	N/A
NASDAQ China Index(1)	12.37%	-2.72%	7.98%	N/A	46.80%	N/A
MSCI China Index	12.97%	-6.73%	7.37%	4.16%	42.72%	39.71%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust China AlphaDEX® Fund (FCA) (Continued)
Sector Allocation	% of Total Long-Term Investments
Real Estate	23.4%
Materials	17.9
Utilities	14.6
Industrials	12.3
Consumer Discretionary	10.9
Financials	6.9
Energy	6.1
Communication Services	4.3
Information Technology	2.8
Health Care	0.8
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Huaxin Cement Co., Ltd., Class B	4.6%
Brilliance China Automotive Holdings Ltd.	4.5
Longfor Group Holdings Ltd.	4.1
Guangzhou R&F Properties Co., Ltd., Class H	3.9
Future Land Development Holdings Ltd.	3.5
China Resources Land Ltd.	3.5
Alibaba Pictures Group Ltd.	3.1
Far East Horizon Ltd.	3.1
China Hongqiao Group Ltd.	3.0
Dongfeng Motor Group Co., Ltd., Class H	2.8
Total	36.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2014 through June 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 – 12/31/14	76	56	8	2
1/1/15 – 12/31/15	58	35	19	6
1/1/16 – 12/31/16	42	14	2	0
1/1/17 – 12/31/17	24	12	0	0
1/1/18 – 12/31/18	78	76	26	3
1/1/19 – 6/30/19	46	37	7	1
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 – 12/31/14	72	31	7	0
1/1/15 – 12/31/15	69	44	19	2
1/1/16 – 12/31/16	65	91	36	2
1/1/17 – 12/31/17	100	96	18	1
1/1/18 – 12/31/18	47	17	3	1
1/1/19 – 6/30/19	28	3	2	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Japan AlphaDEX® Fund (FJP)
The First Trust Japan AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Japan Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FJP.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Japan Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/19	1 Year Ended 6/30/19	5 Years Ended 6/30/19	Inception (4/18/11) to 6/30/19	5 Years Ended 6/30/19	Inception (4/18/11) to 6/30/19
Fund Performance
NAV	0.10%	-12.04%	1.50%	3.58%	7.72%	33.40%
Market Price	1.27%	-11.58%	1.48%	3.59%	7.60%	33.56%
Index Performance
NASDAQ AlphaDEX® Japan Index(1)	0.54%	-11.48%	N/A	N/A	N/A	N/A
NASDAQ Japan Index(1)	6.99%	-5.25%	4.80%	N/A	26.40%	N/A
MSCI Japan Index	7.75%	-4.19%	4.47%	5.89%	24.46%	59.93%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust Japan AlphaDEX® Fund (FJP) (Continued)
Sector Allocation	% of Total Long-Term Investments
Materials	23.5%
Industrials	20.1
Consumer Discretionary	16.9
Utilities	10.4
Information Technology	9.7
Health Care	6.6
Real Estate	4.3
Energy	3.1
Communication Services	2.4
Consumer Staples	2.0
Financials	1.0
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Hitachi Chemical Co., Ltd.	2.4%
NEC Corp.	2.2
Brother Industries Ltd.	2.1
Suzuken Co., Ltd.	1.9
Sumitomo Metal Mining Co., Ltd.	1.8
Toshiba Corp.	1.8
SG Holdings Co., Ltd.	1.8
Tosoh Corp.	1.8
Taiyo Nippon Sanso Corp.	1.7
Haseko Corp.	1.7
Total	19.2%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2014 through June 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 – 12/31/14	84	54	4	3
1/1/15 – 12/31/15	96	29	9	1
1/1/16 – 12/31/16	61	28	10	2
1/1/17 – 12/31/17	113	39	5	0
1/1/18 – 12/31/18	104	32	9	0
1/1/19 – 6/30/19	44	13	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 – 12/31/14	69	32	5	1
1/1/15 – 12/31/15	83	30	3	1
1/1/16 – 12/31/16	88	48	12	3
1/1/17 – 12/31/17	76	17	1	0
1/1/18 – 12/31/18	82	22	2	0
1/1/19 – 6/30/19	50	14	3	0

Fund Performance Overview (Unaudited) (Continued)
First Trust South Korea AlphaDEX® Fund (FKO)
The First Trust South Korea AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® South Korea Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FKO.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ South Korea Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/19	1 Year Ended 6/30/19	5 Years Ended 6/30/19	Inception (4/18/11) to 6/30/19	5 Years Ended 6/30/19	Inception (4/18/11) to 6/30/19
Fund Performance
NAV	-1.83%	-12.36%	-3.12%	-2.30%	-14.66%	-17.38%
Market Price	-0.41%	-12.25%	-2.92%	-2.25%	-13.75%	-16.99%
Index Performance
NASDAQ AlphaDEX® South Korea Index(1)	-0.58%	-11.01%	N/A	N/A	N/A	N/A
NASDAQ South Korea Index(1)	3.04%	-10.06%	0.69%	N/A	3.51%	N/A
MSCI South Korea Index	3.90%	-9.12%	0.96%	1.27%	4.90%	10.88%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust South Korea AlphaDEX® Fund (FKO) (Continued)
Sector Allocation	% of Total Long-Term Investments
Industrials	28.6%
Materials	16.9
Consumer Discretionary	15.6
Information Technology	11.0
Communication Services	8.6
Financials	8.6
Consumer Staples	4.7
Energy	3.9
Utilities	2.1
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Fila Korea Ltd.	4.7%
SK Hynix, Inc.	3.8
Daelim Industrial Co., Ltd.	3.7
Kia Motors Corp.	3.5
LG Electronics, Inc.	3.4
POSCO	3.3
Hyundai Glovis Co., Ltd.	3.3
GS Holdings Corp.	3.3
Samsung Electronics Co., Ltd.	3.2
SK Telecom Co., Ltd.	3.2
Total	35.4%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2014 through June 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 – 12/31/14	78	23	2	0
1/1/15 – 12/31/15	27	18	2	18
1/1/16 – 12/31/16	49	28	7	1
1/1/17 – 12/31/17	49	32	6	0
1/1/18 – 12/31/18	52	50	7	2
1/1/19 – 6/30/19	9	5	1	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 – 12/31/14	104	36	9	0
1/1/15 – 12/31/15	57	66	40	24
1/1/16 – 12/31/16	72	64	23	8
1/1/17 – 12/31/17	85	63	16	0
1/1/18 – 12/31/18	59	58	23	0
1/1/19 – 6/30/19	12	30	65	2

Fund Performance Overview (Unaudited) (Continued)
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
The First Trust Developed Markets ex-US AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Developed Markets Ex-US Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FDT.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Developed Markets Ex-US Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/19	1 Year Ended 6/30/19	5 Years Ended 6/30/19	Inception (4/18/11) to 6/30/19	5 Years Ended 6/30/19	Inception (4/18/11) to 6/30/19
Fund Performance
NAV	10.98%	-8.20%	2.28%	3.06%	11.91%	28.05%
Market Price	11.36%	-8.09%	2.14%	3.04%	11.16%	27.78%
Index Performance
NASDAQ AlphaDEX® Developed Markets Ex-US Index(1)	11.59%	-7.34%	N/A	N/A	N/A	N/A
NASDAQ Developed Markets Ex-US Index(1)	13.31%	-0.59%	2.01%	N/A	10.47%	N/A
MSCI World ex USA Index	14.64%	1.29%	2.04%	4.22%	10.63%	40.37%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT) (Continued)
Sector Allocation	% of Total Long-Term Investments
Industrials	18.9%
Materials	15.7
Consumer Discretionary	15.5
Real Estate	12.6
Information Technology	9.8
Energy	5.9
Financials	5.5
Consumer Staples	5.1
Utilities	4.0
Communication Services	3.9
Health Care	3.1
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Shopify, Inc., Class A	0.8%
Magellan Financial Group Ltd.	0.8
Panalpina Welttransport Holding AG	0.8
Air Canada	0.7
Rakuten, Inc.	0.7
Afterpay Touch Group Ltd.	0.7
Nibe Industrier AB, Class B	0.6
JD Sports Fashion PLC	0.6
Cogeco Communications, Inc.	0.6
Tomra Systems ASA	0.6
Total	6.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2014 through June 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 – 12/31/14	103	59	3	0
1/1/15 – 12/31/15	132	45	2	0
1/1/16 – 12/31/16	99	15	1	0
1/1/17 – 12/31/17	193	35	0	0
1/1/18 – 12/31/18	123	13	0	0
1/1/19 – 6/30/19	43	3	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 – 12/31/14	70	17	0	0
1/1/15 – 12/31/15	61	11	1	0
1/1/16 – 12/31/16	109	26	2	0
1/1/17 – 12/31/17	23	0	0	0
1/1/18 – 12/31/18	99	16	0	0
1/1/19 – 6/30/19	75	3	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets AlphaDEX® Fund (FEM)
The First Trust Emerging Markets AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Emerging Markets Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FEM.” The Fund commenced trading on April 19, 2011.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Emerging Markets Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/19	1 Year Ended 6/30/19	5 Years Ended 6/30/19	Inception (4/18/11) to 6/30/19	5 Years Ended 6/30/19	Inception (4/18/11) to 6/30/19
Fund Performance
NAV	11.30%	-0.58%	2.82%	0.79%	14.94%	6.67%
Market Price	11.58%	0.63%	2.92%	0.85%	15.46%	7.15%
Index Performance
NASDAQ AlphaDEX® Emerging Markets Index(1)	12.17%	0.47%	N/A	N/A	N/A	N/A
NASDAQ Emerging Markets Index(1)	11.13%	6.09%	3.71%	N/A	19.97%	N/A
MSCI Emerging Markets Index	10.59%	1.21%	2.49%	1.30%	13.07%	11.13%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets AlphaDEX® Fund (FEM) (Continued)
Sector Allocation	% of Total Long-Term Investments
Materials	16.9%
Real Estate	12.6
Industrials	12.4
Energy	12.2
Utilities	11.3
Information Technology	7.8
Consumer Staples	7.8
Consumer Discretionary	7.0
Financials	6.6
Communication Services	3.7
Health Care	1.7
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
JBS S.A.	1.5%
Federal Grid Co. Unified Energy System PJSC	1.4
Huaxin Cement Co., Ltd., Class B	1.4
Inter RAO UES PJSC	1.4
Li Ning Co., Ltd.	1.3
Impala Platinum Holdings Ltd.	1.3
Yihai International Holding Ltd.	1.3
China Aoyuan Property Group Ltd.	1.3
Brilliance China Automotive Holdings Ltd.	1.2
Indah Kiat Pulp & Paper Corp. Tbk PT	1.2
Total	13.3%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2014 through June 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 – 12/31/14	95	57	4	0
1/1/15 – 12/31/15	34	12	4	0
1/1/16 – 12/31/16	93	46	8	0
1/1/17 – 12/31/17	149	69	2	0
1/1/18 – 12/31/18	72	49	7	0
1/1/19 – 6/30/19	58	30	5	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 – 12/31/14	61	33	2	0
1/1/15 – 12/31/15	98	88	16	0
1/1/16 – 12/31/16	69	27	8	1
1/1/17 – 12/31/17	30	1	0	0
1/1/18 – 12/31/18	64	45	14	0
1/1/19 – 6/30/19	26	5	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Germany AlphaDEX® Fund (FGM)
The First Trust Germany AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Germany Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FGM.” The Fund commenced trading on February 15, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Germany Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/19	1 Year Ended 6/30/19	5 Years Ended 6/30/19	Inception (2/14/12) to 6/30/19	5 Years Ended 6/30/19	Inception (2/14/12) to 6/30/19
Fund Performance
NAV	13.57%	-7.55%	1.71%	6.58%	8.85%	60.01%
Market Price	13.17%	-7.34%	1.74%	6.57%	9.01%	59.84%
Index Performance
NASDAQ AlphaDEX® Germany Index(1)	14.05%	-6.97%	N/A	N/A	N/A	N/A
NASDAQ Germany Index(1)	14.59%	-4.59%	0.20%	N/A	0.98%	N/A
MSCI Germany Index	14.52%	-3.76%	0.30%	5.96%	1.53%	53.23%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust Germany AlphaDEX® Fund (FGM) (Continued)
Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	22.3%
Financials	17.3
Real Estate	16.1
Health Care	15.5
Materials	7.6
Industrials	5.9
Communication Services	5.8
Utilities	3.4
Information Technology	3.4
Consumer Staples	2.7
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Evotec AG	5.3%
Hannover Rueck SE	4.6
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4.4
Porsche Automobil Holding SE (Preference Shares)	4.2
Grand City Properties S.A.	4.0
Covestro AG	3.9
Talanx AG	3.8
TAG Immobilien AG	3.8
Carl Zeiss Meditec AG	3.8
Bechtle AG	3.4
Total	41.2%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2014 through June 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 – 12/31/14	130	9	0	0
1/1/15 – 12/31/15	137	13	4	0
1/1/16 – 12/31/16	80	10	0	0
1/1/17 – 12/31/17	157	5	0	0
1/1/18 – 12/31/18	100	18	1	0
1/1/19 – 6/30/19	55	7	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 – 12/31/14	106	7	0	0
1/1/15 – 12/31/15	88	10	0	0
1/1/16 – 12/31/16	150	11	1	0
1/1/17 – 12/31/17	88	1	0	0
1/1/18 – 12/31/18	125	6	1	0
1/1/19 – 6/30/19	60	2	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Canada AlphaDEX® Fund (FCAN)
The First Trust Canada AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Canada Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FCAN.” The Fund commenced trading on February 15, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Canada Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/19	1 Year Ended 6/30/19	5 Years Ended 6/30/19	Inception (2/14/12) to 6/30/19	5 Years Ended 6/30/19	Inception (2/14/12) to 6/30/19
Fund Performance
NAV	16.99%	-7.95%	-8.19%	-1.81%	-34.77%	-12.58%
Market Price	16.91%	-8.17%	-8.26%	-1.83%	-35.01%	-12.73%
Index Performance
NASDAQ AlphaDEX® Canada Index(1)	17.83%	-7.08%	N/A	N/A	N/A	N/A
NASDAQ Canada Index(1)	20.62%	2.69%	-0.68%	N/A	-3.36%	N/A
MSCI Canada Index	21.01%	3.32%	-0.01%	2.73%	-0.06%	21.93%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust Canada AlphaDEX® Fund (FCAN) (Continued)
Sector Allocation	% of Total Long-Term Investments
Materials	25.7%
Energy	19.6
Consumer Staples	14.6
Financials	8.1
Industrials	7.8
Consumer Discretionary	6.0
Real Estate	5.8
Communication Services	5.6
Utilities	3.4
Information Technology	3.4
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Lundin Mining Corp.	4.9%
Kirkland Lake Gold Ltd.	4.8
Air Canada	4.6
Alimentation Couche-Tard, Inc., Class B	4.6
Parkland Fuel Corp.	4.5
Empire Co., Ltd., Class A	4.3
Teck Resources Ltd., Class B	3.9
B2Gold Corp.	3.8
West Fraser Timber Co., Ltd.	3.4
Husky Energy, Inc.	3.3
Total	42.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2014 through June 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 – 12/31/14	159	4	0	0
1/1/15 – 12/31/15	94	0	0	0
1/1/16 – 12/31/16	67	0	0	0
1/1/17 – 12/31/17	68	1	0	0
1/1/18 – 12/31/18	111	4	0	1
1/1/19 – 6/30/19	91	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 – 12/31/14	88	0	1	0
1/1/15 – 12/31/15	156	1	1	0
1/1/16 – 12/31/16	184	1	0	0
1/1/17 – 12/31/17	181	1	0	0
1/1/18 – 12/31/18	129	6	0	0
1/1/19 – 6/30/19	33	0	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Australia AlphaDEX® Fund (FAUS)
The First Trust Australia AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Australia Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol “FAUS.” The Fund commenced trading on February 15, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Australia Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/19	1 Year Ended 6/30/19	5 Years Ended 6/30/19	Inception (2/14/12) to 6/30/19	5 Years Ended 6/30/19	Inception (2/14/12) to 6/30/19
Fund Performance
NAV	18.03%	1.12%	4.15%	5.50%	22.56%	48.40%
Market Price	18.46%	0.91%	4.10%	5.53%	22.23%	48.67%
Index Performance
NASDAQ AlphaDEX® Australia Index(1)	18.52%	1.82%	N/A	N/A	N/A	N/A
NASDAQ Australia Index(1)	19.45%	6.19%	1.88%	N/A	9.74%	N/A
MSCI Australia Index	19.52%	6.55%	2.35%	4.99%	12.33%	43.20%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust Australia AlphaDEX® Fund (FAUS) (Continued)
Sector Allocation	% of Total Long-Term Investments
Materials	32.2%
Real Estate	23.9
Industrials	13.6
Energy	10.1
Consumer Staples	4.2
Consumer Discretionary	4.0
Health Care	3.7
Financials	3.4
Utilities	2.9
Communication Services	2.0
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Fortescue Metals Group Ltd.	5.5%
Mirvac Group	5.2
Northern Star Resources Ltd.	4.7
Evolution Mining Ltd.	4.4
Woolworths Group Ltd.	4.2
BlueScope Steel Ltd.	4.1
Brambles Ltd.	3.8
Scentre Group	3.7
Dexus	3.7
BHP Group Ltd.	3.6
Total	42.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2014 through June 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 – 12/31/14	131	15	0	0
1/1/15 – 12/31/15	104	20	3	4
1/1/16 – 12/31/16	67	90	30	10
1/1/17 – 12/31/17	53	16	1	0
1/1/18 – 12/31/18	127	37	1	0
1/1/19 – 6/30/19	61	15	2	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 – 12/31/14	96	9	1	0
1/1/15 – 12/31/15	99	21	0	1
1/1/16 – 12/31/16	21	22	10	2
1/1/17 – 12/31/17	116	64	1	0
1/1/18 – 12/31/18	72	11	3	0
1/1/19 – 6/30/19	44	2	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust United Kingdom AlphaDEX® Fund (FKU)
The First Trust United Kingdom AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® United Kingdom Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FKU.” The Fund commenced trading on February 15, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ United Kingdom Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/19	1 Year Ended 6/30/19	5 Years Ended 6/30/19	Inception (2/14/12) to 6/30/19	5 Years Ended 6/30/19	Inception (2/14/12) to 6/30/19
Fund Performance
NAV	15.11%	-6.84%	0.00%	5.79%	0.02%	51.40%
Market Price	14.85%	-7.29%	-0.17%	5.72%	-0.87%	50.72%
Index Performance
NASDAQ AlphaDEX® United Kingdom Index(1)	16.25%	-5.46%	N/A	N/A	N/A	N/A
NASDAQ United Kingdom Index(1)	12.84%	-3.36%	-0.07%	N/A	-0.33%	N/A
MSCI United Kingdom Index	12.91%	-2.05%	-0.31%	4.14%	-1.53%	34.87%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust United Kingdom AlphaDEX® Fund (FKU) (Continued)
Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	18.0%
Industrials	15.7
Materials	15.1
Financials	11.8
Consumer Staples	8.8
Communication Services	7.3
Real Estate	6.2
Health Care	6.1
Energy	4.5
Information Technology	4.0
Utilities	2.5
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
3i Group PLC	2.9%
Evraz PLC	2.8
Anglo American PLC	2.6
Segro PLC	2.5
Barratt Developments PLC	2.5
Polymetal International PLC	2.4
UNITE Group (The) PLC	2.4
WPP PLC	2.3
Smith & Nephew PLC	2.3
Compass Group PLC	2.3
Total	25.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2014 through June 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 – 12/31/14	118	102	5	0
1/1/15 – 12/31/15	115	58	4	0
1/1/16 – 12/31/16	111	11	0	0
1/1/17 – 12/31/17	92	1	0	0
1/1/18 – 12/31/18	105	18	1	1
1/1/19 – 6/30/19	49	10	2	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 – 12/31/14	25	2	0	0
1/1/15 – 12/31/15	66	9	0	0
1/1/16 – 12/31/16	121	9	0	0
1/1/17 – 12/31/17	148	10	0	0
1/1/18 – 12/31/18	111	14	1	0
1/1/19 – 6/30/19	44	19	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
The First Trust India NIFTY 50 Equal Weight ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NIFTY 50 Equal Weight Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “NFTY.” The Fund commenced trading on February 15, 2012.
The Index is an equally weighted total return index designed to provide diversified exposure to the NIFTY 50 Index, the main index for Indian equity securities. The NIFTY 50 Index is a market capitalization-weighted index comprising the 50 largest and most liquid Indian equity securities. All constituents of the NIFTY 50 Index will be included in the Index, but will be equally weighted.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/19	1 Year Ended 6/30/19	5 Years Ended 6/30/19	Inception (2/14/12) to 6/30/19	5 Years Ended 6/30/19	Inception (2/14/12) to 6/30/19
Fund Performance
NAV	5.38%	2.20%	2.00%	5.22%	10.40%	45.52%
Market Price	5.33%	2.19%	2.10%	5.27%	10.97%	46.06%
Index Performance
NIFTY 50 Equal Weight Index(1)	6.30%	3.18%	N/A	N/A	N/A	N/A
NIFTY 50 Index	10.55%	11.42%	7.53%	7.55%	43.79%	71.05%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust India NIFTY 50 Equal Weight ETF (NFTY) (Continued)
Sector Allocation	% of Total Long-Term Investments
Financials	22.1%
Materials	16.2
Consumer Discretionary	14.0
Energy	10.0
Information Technology	9.7
Utilities	6.1
Health Care	6.1
Consumer Staples	5.9
Communication Services	5.9
Industrials	4.0
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
UPL Ltd.	2.1%
NTPC Ltd.	2.1
Axis Bank Ltd.	2.1
Hindalco Industries Ltd.	2.1
Sun Pharmaceutical Industries Ltd.	2.1
Mahindra & Mahindra Ltd.	2.1
JSW Steel Ltd	2.1
Power Grid Corp. of India Ltd.	2.1
State Bank of India	2.1
Titan Co., Ltd.	2.1
Total	21.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2014 through June 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 – 12/31/14	88	27	3	0
1/1/15 – 12/31/15	51	23	2	1
1/1/16 – 12/31/16	56	17	10	1
1/1/17 – 12/31/17	31	7	5	0
1/1/18 – 12/31/18	59	52	29	4
1/1/19 – 6/30/19	52	36	20	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 – 12/31/14	87	37	7	3
1/1/15 – 12/31/15	73	76	23	3
1/1/16 – 12/31/16	77	63	25	3
1/1/17 – 12/31/17	88	109	11	0
1/1/18 – 12/31/18	66	33	8	0
1/1/19 – 6/30/19	14	2	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Hong Kong AlphaDEX® Fund (FHK)
The First Trust Hong Kong AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Hong Kong Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FHK.” The Fund commenced trading on February 15, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Hong Kong Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/19	1 Year Ended 6/30/19	5 Years Ended 6/30/19	Inception (2/14/12) to 6/30/19	5 Years Ended 6/30/19	Inception (2/14/12) to 6/30/19
Fund Performance
NAV	7.29%	-5.19%	2.62%	6.02%	13.82%	53.89%
Market Price	7.00%	-5.56%	2.39%	5.87%	12.52%	52.31%
Index Performance
NASDAQ AlphaDEX® Hong Kong Index(1)	7.36%	-4.27%	N/A	N/A	N/A	N/A
NASDAQ Hong Kong Index(1)	16.13%	6.97%	6.10%	N/A	34.45%	N/A
MSCI Hong Kong Index	16.76%	10.41%	8.40%	9.60%	49.70%	96.59%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust Hong Kong AlphaDEX® Fund (FHK) (Continued)
Sector Allocation	% of Total Long-Term Investments
Real Estate	47.2%
Utilities	10.9
Consumer Staples	9.7
Consumer Discretionary	7.8
Materials	6.3
Information Technology	5.3
Financials	5.3
Industrials	5.1
Communication Services	2.4
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Vitasoy International Holdings Ltd.	5.1%
Champion REIT	4.8
Link REIT	4.7
Shimao Property Holdings Ltd.	4.5
China Gas Holdings Ltd.	4.1
Kerry Properties Ltd.	3.8
Kingboard Holdings Ltd.	3.8
Nine Dragons Paper Holdings Ltd.	3.8
Hong Kong & China Gas Co., Ltd.	3.7
Swire Pacific Ltd., Class A	3.7
Total	42.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2014 through June 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 – 12/31/14	76	81	24	1
1/1/15 – 12/31/15	72	67	12	2
1/1/16 – 12/31/16	48	4	1	0
1/1/17 – 12/31/17	43	4	0	0
1/1/18 – 12/31/18	69	19	2	0
1/1/19 – 6/30/19	9	1	1	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 – 12/31/14	45	19	6	0
1/1/15 – 12/31/15	47	35	16	1
1/1/16 – 12/31/16	95	87	15	2
1/1/17 – 12/31/17	138	66	0	0
1/1/18 – 12/31/18	107	49	4	1
1/1/19 – 6/30/19	37	44	31	1

Fund Performance Overview (Unaudited) (Continued)
First Trust Switzerland AlphaDEX® Fund (FSZ)
The First Trust Switzerland AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Switzerland Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FSZ.” The Fund commenced trading on February 15, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Switzerland Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/19	1 Year Ended 6/30/19	5 Years Ended 6/30/19	Inception (2/14/12) to 6/30/19	5 Years Ended 6/30/19	Inception (2/14/12) to 6/30/19
Fund Performance
NAV	19.24%	3.53%	5.38%	9.69%	29.96%	97.74%
Market Price	18.68%	3.98%	5.32%	9.65%	29.57%	97.20%
Index Performance
NASDAQ AlphaDEX® Switzerland Index(1)	19.74%	4.21%	N/A	N/A	N/A	N/A
NASDAQ Switzerland Index(1)	19.89%	15.86%	3.54%	N/A	18.98%	N/A
MSCI Switzerland Index	22.62%	19.77%	4.05%	8.92%	21.93%	87.76%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust Switzerland AlphaDEX® Fund (FSZ) (Continued)
Sector Allocation	% of Total Long-Term Investments
Industrials	29.8%
Financials	26.2
Health Care	10.1
Consumer Discretionary	8.8
Consumer Staples	7.2
Materials	7.1
Communication Services	4.1
Utilities	3.4
Real Estate	3.3
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Panalpina Welttransport Holding AG	4.9%
Cie Financiere Richemont S.A.	4.7
Swiss Life Holding AG	4.6
Adecco Group AG	4.6
Bucher Industries AG	4.6
Swiss Re AG	4.0
Emmi AG	3.8
Helvetia Holding AG	3.8
Pargesa Holding S.A.	3.8
BKW AG	3.4
Total	42.2%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2014 through June 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 – 12/31/14	152	30	0	0
1/1/15 – 12/31/15	135	20	1	0
1/1/16 – 12/31/16	78	6	0	0
1/1/17 – 12/31/17	171	5	0	0
1/1/18 – 12/31/18	116	17	2	0
1/1/19 – 6/30/19	34	4	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 – 12/31/14	66	3	1	0
1/1/15 – 12/31/15	78	17	1	0
1/1/16 – 12/31/16	155	12	1	0
1/1/17 – 12/31/17	74	1	0	0
1/1/18 – 12/31/18	104	12	0	0
1/1/19 – 6/30/19	82	4	0	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
The First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Developed Markets Ex-US Small Cap Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FDTS.” The Fund commenced trading on February 16, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Developed Markets Ex-US Small Cap Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/19	1 Year Ended 6/30/19	5 Years Ended 6/30/19	Inception (2/15/12) to 6/30/19	5 Years Ended 6/30/19	Inception (2/15/12) to 6/30/19
Fund Performance
NAV	9.05%	-12.13%	0.96%	4.63%	4.89%	39.63%
Market Price	9.79%	-11.90%	0.94%	4.66%	4.78%	39.87%
Index Performance
NASDAQ AlphaDEX® Developed Markets Ex-US Small Cap Index(1)	9.74%	-11.19%	N/A	N/A	N/A	N/A
NASDAQ Developed Markets Ex-US Small Cap Index(1)	9.32%	-8.24%	2.25%	N/A	11.77%	N/A
MSCI World ex-US Small Cap Index	12.88%	-6.17%	3.39%	7.20%	18.16%	66.96%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS) (Continued)
Sector Allocation	% of Total Long-Term Investments
Industrials	22.6%
Consumer Discretionary	20.0
Materials	15.2
Information Technology	12.6
Real Estate	7.6
Energy	6.3
Communication Services	4.4
Health Care	3.8
Financials	3.6
Consumer Staples	2.3
Utilities	1.6
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Eckert & Ziegler Strahlen- und Medizintechnik AG	0.6%
nearmap Ltd.	0.6
Hosiden Corp.	0.6
Cybozu, Inc.	0.6
Partron Co., Ltd.	0.6
Appen Ltd.	0.5
Daeduck Electronics Co.	0.5
IS Dongseo Co., Ltd.	0.5
Badger Daylighting Ltd.	0.5
IDP Education Ltd.	0.5
Total	5.5%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2014 through June 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 – 12/31/14	107	105	4	1
1/1/15 – 12/31/15	42	23	7	7
1/1/16 – 12/31/16	16	1	0	0
1/1/17 – 12/31/17	10	4	0	0
1/1/18 – 12/31/18	92	23	2	0
1/1/19 – 6/30/19	22	3	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 – 12/31/14	29	5	1	0
1/1/15 – 12/31/15	125	44	3	1
1/1/16 – 12/31/16	58	137	38	2
1/1/17 – 12/31/17	44	171	22	0
1/1/18 – 12/31/18	92	37	5	0
1/1/19 – 6/30/19	51	39	9	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
The First Trust Emerging Markets Small Cap AlphaDEX® Fund (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Emerging Markets Small Cap Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FEMS.” The Fund commenced trading on February 16, 2012.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Emerging Markets Small Cap Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 6/30/19	1 Year Ended 6/30/19	5 Years Ended 6/30/19	Inception (2/15/12) to 6/30/19	5 Years Ended 6/30/19	Inception (2/15/12) to 6/30/19
Fund Performance
NAV	9.73%	-5.39%	2.27%	5.10%	11.88%	44.29%
Market Price	10.13%	-5.09%	2.32%	5.04%	12.16%	43.65%
Index Performance
NASDAQ AlphaDEX® Emerging Markets Small Cap Index(1)	10.57%	-3.76%	N/A	N/A	N/A	N/A
NASDAQ Emerging Markets Small Cap Index(1)	10.51%	-0.72%	3.02%	N/A	16.07%	N/A
MSCI Emerging Markets Small Cap Index	6.71%	-5.12%	0.53%	2.08%	2.68%	16.41%
(See Notes to Fund Performance Overview Page 42.)

(1)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

Fund Performance Overview (Unaudited) (Continued)
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS) (Continued)
Sector Allocation	% of Total Long-Term Investments
Information Technology	20.8%
Industrials	15.4
Consumer Discretionary	15.1
Materials	13.5
Real Estate	12.3
Utilities	8.2
Communication Services	4.8
Energy	2.9
Financials	2.7
Consumer Staples	2.6
Health Care	1.7
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Cia Paranaense de Energia, Class B (Preference Shares)	1.1%
Pegasus Hava Tasimaciligi A.S.	1.1
Unimicron Technology Corp.	1.0
West China Cement Ltd.	1.0
Taiwan Surface Mounting Technology Corp.	1.0
Bosideng International Holdings Ltd.	1.0
Wijaya Karya Persero Tbk PT	1.0
Macronix International	0.9
Kasen International Holdings Ltd.	0.9
Sibanye Gold Ltd.	0.9
Total	9.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2014 through June 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 – 12/31/14	71	69	21	0
1/1/15 – 12/31/15	40	20	1	0
1/1/16 – 12/31/16	63	81	40	1
1/1/17 – 12/31/17	86	100	3	1
1/1/18 – 12/31/18	50	35	3	0
1/1/19 – 6/30/19	13	2	1	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
1/1/14 – 12/31/14	41	38	12	0
1/1/15 – 12/31/15	89	74	28	0
1/1/16 – 12/31/16	35	21	10	1
1/1/17 – 12/31/17	54	7	0	0
1/1/18 – 12/31/18	65	72	26	0
1/1/19 – 6/30/19	52	49	7	0

Fund Performance Overview (Unaudited) (Continued)
First Trust Eurozone AlphaDEX® ETF (FEUZ)
The First Trust Eurozone AlphaDEX® ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ AlphaDEX® Eurozone Index (the “Index”). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks and/or depositary receipts that comprise the Index. The shares of the Fund are listed and trade on the Nasdaq under the ticker symbol “FEUZ.” The Fund commenced trading on October 22, 2014.
The Index employs the AlphaDEX® stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the NASDAQ Eurozone Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 6/30/19	1 Year Ended 6/30/19	Inception (10/21/14) to 6/30/19	Inception (10/21/14) to 6/30/19
Fund Performance
NAV	13.78%	-6.20%	6.98%	37.25%
Market Price	14.27%	-5.57%	7.09%	37.88%
Index Performance
NASDAQ AlphaDEX® Eurozone Index	14.42%	-5.50%	7.56%	40.73%
NASDAQ Eurozone Index	15.93%	-1.28%	5.00%	25.73%
MSCI EMU Index	15.97%	-0.48%	4.85%	24.90%
(See Notes to Fund Performance Overview Page 42.)

Fund Performance Overview (Unaudited) (Continued)
First Trust Eurozone AlphaDEX® ETF (FEUZ) (Continued)
Sector Allocation	% of Total Long-Term Investments
Consumer Discretionary	18.1%
Industrials	15.5
Materials	12.6
Financials	9.7
Utilities	8.5
Real Estate	8.2
Communication Services	8.1
Energy	5.6
Information Technology	5.2
Health Care	5.2
Consumer Staples	3.3
Total	100.0%
Top Ten Holdings	% of Total Long-Term Investments
Bechtle AG	1.3%
IMCD N.V.	1.3
Puma SE	1.2
Hella GmbH & Co., KGaA	1.2
Alten S.A.	1.2
Altice Europe N.V., Class A	1.2
Leonardo S.p.A.	1.2
Merlin Properties Socimi S.A.	1.1
Accor S.A.	1.1
Nemetschek SE	1.1
Total	11.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2019
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 22, 2014 (commencement of trading) through June 30, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
10/22/14 – 12/31/14	18	19	0	0
1/1/15 – 12/31/15	74	7	0	1
1/1/16 – 12/31/16	38	1	0	0
1/1/17 – 12/31/17	126	71	2	0
1/1/18 – 12/31/18	150	25	1	1
1/1/19 – 6/30/19	47	3	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
10/22/14 – 12/31/14	8	4	0	0
1/1/15 – 12/31/15	130	36	4	0
1/1/16 – 12/31/16	159	49	5	0
1/1/17 – 12/31/17	51	1	0	0
1/1/18 – 12/31/18	68	4	2	0
1/1/19 – 6/30/19	73	1	0	0

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

First Trust Exchange-Traded AlphaDEX® Fund II
Understanding Your Fund Expenses
June 30, 2019 (Unaudited)
As a shareholder of First Trust Asia Pacific ex-Japan AlphaDEX® Fund, First Trust Europe AlphaDEX® Fund, First Trust Latin America AlphaDEX® Fund, First Trust Brazil AlphaDEX® Fund, First Trust China AlphaDEX® Fund, First Trust Japan AlphaDEX® Fund, First Trust South Korea AlphaDEX® Fund, First Trust Developed Markets ex-US AlphaDEX® Fund, First Trust Emerging Markets AlphaDEX® Fund, First Trust Germany AlphaDEX® Fund, First Trust Canada AlphaDEX® Fund, First Trust Australia AlphaDEX® Fund, First Trust United Kingdom AlphaDEX® Fund, First Trust India NIFTY 50 Equal Weight ETF, First Trust Hong Kong AlphaDEX® Fund, First Trust Switzerland AlphaDEX® Fund, First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund, First Trust Emerging Markets Small Cap AlphaDEX® Fund or First Trust Eurozone AlphaDEX® ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs (in U.S. dollars) of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2019.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Actual	$1,000.00	$1,096.60	0.80%	$4.16
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Europe AlphaDEX® Fund (FEP)
Actual	$1,000.00	$1,153.00	0.80%	$4.27
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Latin America AlphaDEX® Fund (FLN)
Actual	$1,000.00	$1,150.10	0.80%	$4.26
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Brazil AlphaDEX® Fund (FBZ)
Actual	$1,000.00	$1,203.20	0.80%	$4.37
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust China AlphaDEX® Fund (FCA)
Actual	$1,000.00	$1,120.30	0.80%	$4.21
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01

First Trust Exchange-Traded AlphaDEX® Fund II
Understanding Your Fund Expenses (Continued)
June 30, 2019 (Unaudited)
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Japan AlphaDEX® Fund (FJP)
Actual	$1,000.00	$1,001.00	0.80%	$3.97
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust South Korea AlphaDEX® Fund (FKO)
Actual	$1,000.00	$981.70	0.80%	$3.93
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Actual	$1,000.00	$1,109.80	0.80%	$4.18
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Emerging Markets AlphaDEX® Fund (FEM)
Actual	$1,000.00	$1,113.00	0.80%	$4.19
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Germany AlphaDEX® Fund (FGM)
Actual	$1,000.00	$1,135.70	0.80%	$4.24
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Canada AlphaDEX® Fund (FCAN)
Actual	$1,000.00	$1,169.90	0.80%	$4.30
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Australia AlphaDEX® Fund (FAUS)
Actual	$1,000.00	$1,180.30	0.80%	$4.32
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust United Kingdom AlphaDEX® Fund (FKU)
Actual	$1,000.00	$1,151.10	0.80%	$4.27
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Actual	$1,000.00	$1,053.80	0.81%	$4.12
Hypothetical (5% return before expenses)	$1,000.00	$1,020.78	0.81%	$4.06
First Trust Hong Kong AlphaDEX® Fund (FHK)
Actual	$1,000.00	$1,072.90	0.80%	$4.11
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Switzerland AlphaDEX® Fund (FSZ)
Actual	$1,000.00	$1,192.40	0.80%	$4.35
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Actual	$1,000.00	$1,090.50	0.80%	$4.15
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Actual	$1,000.00	$1,097.30	0.80%	$4.16
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
First Trust Eurozone AlphaDEX® ETF (FEUZ)
Actual	$1,000.00	$1,137.80	0.80%	$4.24
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (January 1, 2019 through June 30, 2019), multiplied by 181/365 (to reflect the six-month period).

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 89.2%
	Australia – 25.2%
35,439	Afterpay Touch Group Ltd. (b)	$623,740
61,373	Alumina Ltd.	100,392
20,571	Atlas Arteria Ltd.	113,224
360,412	Beach Energy Ltd.	502,259
7,717	BHP Group Ltd.	222,993
53,222	BlueScope Steel Ltd.	450,242
64,715	Boral Ltd.	232,618
25,259	Brambles Ltd.	228,402
334,436	Cleanaway Waste Management Ltd.	547,063
77,355	Downer EDI Ltd.	375,805
92,332	Fortescue Metals Group Ltd.	584,692
110,837	Harvey Norman Holdings Ltd.	316,699
2,295	Macquarie Group Ltd.	202,029
20,380	Magellan Financial Group Ltd.	729,697
17,466	Newcrest Mining Ltd.	391,771
20,628	Origin Energy Ltd.	105,863
36,195	QBE Insurance Group Ltd.	300,609
4,616	Ramsay Health Care Ltd.	234,105
6,066	Rio Tinto Ltd.	441,876
43,491	Santos Ltd.	216,173
159,273	South32 Ltd.	355,580
181,863	Viva Energy Group Ltd. (c)	269,398
19,272	WiseTech Global Ltd.	374,914
		7,920,144
	Bermuda – 4.3%
59,300	Hongkong Land Holdings Ltd.	381,892
94,355	Kerry Properties Ltd.	396,181
553,608	Nine Dragons Paper Holdings Ltd.	491,123
30,660	Yue Yuen Industrial Holdings Ltd.	83,992
		1,353,188
	Cayman Islands – 12.0%
208,194	China Education Group Holdings Ltd. (d)	325,149
59,152	CK Asset Holdings Ltd.	463,042
20,311	CK Hutchison Holdings Ltd.	200,206
148,689	Kingboard Holdings Ltd.	413,993
300,934	Kingboard Laminates Holdings Ltd.	275,828
494,704	Lee & Man Paper Manufacturing Ltd.	346,407
50,349	MGM China Holdings Ltd.	85,594
376,751	NagaCorp Ltd.	463,481
168,777	Shimao Property Holdings Ltd.	514,215
394,174	WH Group Ltd. (c)	399,639
13,872	Wharf Real Estate Investment Co., Ltd.	97,758
184,307	Xinyi Glass Holdings Ltd.	193,468
		3,778,780
	Hong Kong – 15.0%
42,352	AIA Group Ltd.	456,771
Shares	Description	Value

	Hong Kong (Continued)
98,172	Hang Lung Group Ltd.	$272,082
73,386	Henderson Land Development Co., Ltd.	404,428
145,030	Hong Kong & China Gas Co., Ltd.	321,559
6,048	Hong Kong Exchanges & Clearing Ltd.	213,531
78,895	Hysan Development Co., Ltd.	407,519
45,360	Melco International Development Ltd.	100,572
317,483	New World Development Co., Ltd.	496,645
92,400	SJM Holdings Ltd.	105,154
12,401	Sun Hung Kai Properties Ltd.	210,342
32,809	Swire Pacific Ltd., Class A	403,198
62,691	Techtronic Industries Co., Ltd.	479,911
109,135	Vitasoy International Holdings Ltd.	524,600
43,318	Wheelock & Co., Ltd.	310,535
		4,706,847
	New Zealand – 3.2%
43,241	a2 Milk Co., Ltd. (b)	426,153
19,004	Auckland International Airport Ltd.	125,754
66,871	Contact Energy Ltd.	359,391
9,853	Fisher & Paykel Healthcare Corp., Ltd.	102,334
		1,013,632
	Singapore – 2.7%
78,300	CapitaLand Ltd.	204,286
55,600	ComfortDelGro Corp., Ltd.	109,310
476,200	Yangzijiang Shipbuilding Holdings Ltd.	538,496
		852,092
	South Korea – 26.8%
1,112	CJ CheilJedang Corp.	286,030
140	CJ Corp. (Preference Shares) (b) (e)	4,486
2,170	CJ Logistics Corp. (b)	252,774
2,535	Coway Co., Ltd.	169,929
4,968	Daelim Industrial Co., Ltd.	494,799
1,392	E-MART, Inc.	168,778
7,675	Fila Korea Ltd.	509,828
9,070	GS Holdings Corp.	402,186
3,290	Hana Financial Group, Inc.	106,566
12,788	Hankook Tire & Technology Co., Ltd.	388,740
5,730	Hanwha Chemical Corp.	112,650
2,511	Hotel Shilla Co., Ltd.	210,944
1,148	Hyundai Mobis Co., Ltd.	234,144
8,001	Hyundai Steel Co.	289,648
8,524	Industrial Bank of Korea	103,722
2,862	KB Financial Group, Inc.	113,647

See Notes to Financial Statements

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
6,775	Kia Motors Corp.	$258,173
4,005	Korea Electric Power Corp. (b)	88,622
7,966	Korea Gas Corp.	291,140
6,181	LG Corp.	411,656
6,141	LG Display Co., Ltd. (b)	94,935
3,189	LG Electronics, Inc.	219,017
253	LG Household & Health Care, Ltd.	287,697
15,502	LG Uplus Corp.	194,673
2,061	Lotte Chemical Corp.	450,701
11,245	Macquarie Korea Infrastructure Fund	114,919
390	Neoplux Co., Ltd. (b)	1,280
1,420	POSCO	300,689
2,292	Samsung Electro-Mechanics Co., Ltd.	194,135
13,408	Samsung Electronics Co., Ltd.	545,772
398	Samsung Fire & Marine Insurance Co., Ltd.	92,378
8,068	SK Hynix, Inc.	485,624
2,380	SK Telecom Co., Ltd.	533,859
		8,414,141
	Total Common Stocks	28,038,824
	(Cost $27,224,903)
REAL ESTATE INVESTMENT TRUSTS (a) – 10.6%
	Australia – 5.7%
57,834	Charter Hall Group	439,724
23,316	Dexus	212,470
33,376	Goodman Group	352,177
71,750	GPT (The) Group	309,788
215,985	Mirvac Group	474,609
		1,788,768
	Hong Kong – 3.4%
608,553	Champion REIT	507,147
45,224	Link REIT	555,769
		1,062,916
	Singapore – 1.5%
75,600	Mapletree Commercial Trust	116,781
324,700	Mapletree North Asia Commercial Trust	350,378
		467,159
	Total Real Estate Investment Trusts	3,318,843
	(Cost $2,786,204)
MONEY MARKET FUNDS – 0.1%
22,494	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.25% (f) (g)	22,494
	(Cost $22,494)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.5%
$166,988	BNP Paribas S.A., 2.48% (f), dated 6/28/19, due 7/1/19, with a maturity value of $167,023. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 7/31/20. The value of the collateral including accrued interest is $170,404. (g)	$166,988
	(Cost $166,988)
	Total Investments – 100.4%	31,547,149
	(Cost $30,200,589) (h)
	Net Other Assets and Liabilities – (0.4)%	(133,771)
	Net Assets – 100.0%	$31,413,378

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $180,443 and the total value of the collateral held by the Fund is $189,482.
(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2019, securities noted as such are valued at $4,486 or 0.0% of net assets.
(f)	Rate shown reflects yield as of June 30, 2019.
(g)	This security serves as collateral for securities on loan.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,825,690 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,479,130. The net unrealized appreciation was $1,346,560.

See Notes to Financial Statements

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
South Korea	$ 8,414,141	$ 8,409,655	$ 4,486	$ —
Other Country Categories*	19,624,683	19,624,683	—	—
Real Estate Investment Trusts*	3,318,843	3,318,843	—	—
Money Market Funds	22,494	22,494	—	—
Repurchase Agreements	166,988	—	166,988	—
Total Investments	$ 31,547,149	$ 31,375,675	$ 171,474	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2I – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$180,443
Non-cash Collateral (2)	(180,443)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value”, is not offset and is shown on a gross basis.
(2)	At June 30, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$166,988
Non-cash Collateral (4)	(166,988)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Currency Exposure Diversification	% of Total Investments
HKD	33.3%
AUD	30.8
KRW	26.7
SGD	4.2
NZD	3.2
USD	1.8
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
HKD	Hong Kong Dollar
KRW	South Korean Won
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 95.4%
	Austria – 1.8%
35,515	OMV AG	$1,730,459
128,774	Raiffeisen Bank International AG	3,020,828
193,451	UNIQA Insurance Group AG	1,802,680
126,919	voestalpine AG	3,921,163
		10,475,130
	Belgium – 1.7%
26,068	Colruyt S.A.	1,511,738
13,743	Elia System Operator S.A./N.V.	1,012,640
24,767	Sofina S.A.	4,720,044
26,736	Solvay S.A.	2,769,577
		10,013,999
	Denmark – 4.2%
3,798	AP Moller - Maersk A.S., Class B	4,710,940
8,781	Coloplast A.S., Class B	992,321
23,301	DSV A.S.	2,288,160
41,503	GN Store Nord A.S.	1,936,636
50,850	Orsted A.S. (b)	4,396,984
41,157	Pandora A.S.	1,464,037
4,113	Rockwool International A.S., Class B	1,050,157
39,920	SimCorp A.S.	3,861,764
19,291	Topdanmark A.S.	1,087,959
34,351	Vestas Wind Systems A.S.	2,967,181
		24,756,139
	Finland – 4.3%
25,895	Huhtamaki OYJ	1,064,739
31,671	Kesko OYJ, Class B	1,761,760
112,058	Metso OYJ	4,402,400
135,620	Neste OYJ	4,601,731
394,183	Stora Enso OYJ, Class R	4,632,410
165,178	UPM-Kymmene OYJ	4,389,444
190,364	Valmet OYJ	4,744,867
		25,597,351
	France – 12.1%
118,931	Accor S.A.	5,105,175
45,017	Alten S.A.	5,395,303
40,487	Arkema S.A.	3,764,968
852,953	Bollore S.A.	3,763,184
53,936	Bouygues S.A.	1,997,538
24,447	Cie Generale des Etablissements Michelin SCA	3,100,943
144,783	Cie Plastic Omnium S.A.	3,775,029
63,514	Edenred	3,239,868
59,939	Elis S.A.	1,087,098
110,154	Eutelsat Communications S.A.	2,059,210
91,668	Faurecia S.A.	4,253,858
19,194	Iliad S.A. (c)	2,155,486
95,225	Korian S.A.	3,623,060
7,858	LVMH Moet Hennessy Louis Vuitton SE	3,344,495
158,036	Peugeot S.A.	3,894,158
Shares	Description	Value

	France (Continued)
58,321	Renault S.A.	$3,666,656
14,052	Safran S.A.	2,058,833
17,178	SEB S.A.	3,088,184
66,648	Societe Generale S.A.	1,683,952
52,035	TOTAL S.A.	2,915,552
66,455	Valeo S.A.	2,161,187
19,809	Vinci S.A.	2,028,585
133,012	Vivendi S.A.	3,661,713
		71,824,035
	Germany – 16.4%
13,107	BASF SE	952,662
49,974	Bayerische Motoren Werke AG	3,698,767
41,619	Bechtle AG	4,779,821
49,081	CompuGroup Medical SE	3,962,510
25,601	Continental AG	3,732,599
87,609	Covestro AG (b)	4,454,018
61,003	CTS Eventim AG & Co., KGaA	2,838,477
49,316	Daimler AG	2,743,578
118,309	Deutsche Bank AG	912,108
219,505	Deutsche Lufthansa AG	3,761,459
39,738	Deutsche Wohnen SE	1,458,155
35,376	Evonik Industries AG	1,030,189
181,284	Evotec AG (d)	5,066,873
11,946	Fresenius Medical Care AG & Co., KGaA	937,825
40,162	HeidelbergCement AG	3,249,750
109,556	Hella GmbH & Co., KGaA	5,416,570
23,543	LEG Immobilien AG	2,655,658
84,762	Nemetschek SE	5,103,473
76,772	Porsche Automobil Holding SE (Preference Shares)	4,988,175
83,067	Puma SE	5,539,814
71,877	RWE AG	1,771,118
16,852	Sartorius AG (Preference Shares)	3,454,982
474,020	Schaeffler AG (Preference Shares)	3,527,269
18,462	Sixt SE	1,977,554
16,454	Stroeer SE & Co., KGaA	1,235,785
156,168	TAG Immobilien AG	3,608,397
24,998	Talanx AG	1,083,001
96,005	TLG Immobilien AG	2,811,057
127,769	Uniper SE	3,868,969
24,485	Volkswagen AG (Preference Shares)	4,126,725
18,583	Vonovia SE	887,491
22,368	Wacker Chemie AG	1,769,743
		97,404,572
	Greece – 0.2%
71,937	Hellenic Telecommunications Organization S.A.	1,063,394
	Italy – 8.0%
170,987	ACEA S.p.A.	3,254,747
235,515	Buzzi Unicem S.p.A	4,778,964

See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Italy (Continued)
451,748	Enel S.p.A.	$3,154,011
163,563	Eni S.p.A.	2,716,533
1,332,078	Hera S.p.A.	5,095,470
215,539	Infrastrutture Wireless Italiane S.p.A. (b)	2,115,121
1,133,145	Iren S.p.A	2,945,509
331,631	Leonardo S.p.A.	4,202,753
149,690	Pirelli & C S.p.A. (b)	884,765
297,137	Poste Italiane S.p.A. (b)	3,128,717
182,169	Saipem S.p.A. (d)	906,257
111,259	Societa Iniziative Autostradali e Servizi S.p.A.	2,063,420
1,549,286	Telecom Italia S.p.A. (d)	845,965
152,076	Terna Rete Elettrica Nazionale S.p.A	968,383
75,159	UniCredit S.p.A.	925,226
728,519	Unione di Banche Italiane S.p.A.	1,988,157
580,354	Unipol Gruppo S.p.A.	2,826,439
1,786,448	UnipolSai Assicurazioni S.p.A.	4,588,865
		47,389,302
	Jersey – 0.3%
232,786	Glencore PLC	808,095
91,286	WPP PLC	1,147,926
		1,956,021
	Luxembourg – 2.9%
237,824	ArcelorMittal	4,255,481
584,302	Aroundtown S.A.	4,814,313
396,222	B&M European Value Retail S.A.	1,677,106
199,750	Grand City Properties S.A.	4,565,428
157,778	Subsea 7 S.A.	1,898,600
		17,210,928
	Netherlands – 6.6%
14,570	Airbus SE	2,065,642
1,100,714	Altice Europe N.V., Class A (c) (d)	3,953,873
14,835	EXOR N.V.	1,039,123
9,619	Heineken Holding N.V.	1,009,556
50,637	IMCD N.V.	4,640,894
144,813	Koninklijke Ahold Delhaize N.V.	3,256,781
26,521	Koninklijke DSM N.V.	3,278,069
140,233	OCI N.V. (d)	3,849,339
23,766	QIAGEN N.V. (d)	964,498
19,759	Randstad N.V.	1,085,202
253,295	SBM Offshore N.V.	4,890,609
36,014	Signify N.V. (b)	1,064,739
260,675	STMicroelectronics N.V.	4,624,051
38,062	Takeaway.com N.V. (b) (d)	3,566,296
		39,288,672
	Norway – 2.0%
54,107	Aker BP ASA	1,551,451
131,936	Equinor ASA	2,605,328
Shares	Description	Value

	Norway (Continued)
132,759	Leroy Seafood Group ASA	$878,373
475,273	Norsk Hydro ASA	1,699,304
162,861	Tomra Systems ASA	5,353,319
		12,087,775
	Portugal – 0.4%
1,811,371	Banco Espirito Santo S.A. (d) (e) (f) (g)	0
130,635	Jeronimo Martins SGPS S.A.	2,104,140
		2,104,140
	Spain – 4.9%
87,735	ACS Actividades de Construccion y Servicios S.A. (c)	3,502,695
168,648	Banco Bilbao Vizcaya Argentaria S.A.	942,931
98,500	Cellnex Telecom S.A. (b)	3,644,621
75,543	Endesa S.A. (c)	1,942,197
439,011	Iberdrola S.A.	4,375,982
662,298	International Consolidated Airlines Group S.A.	4,011,136
68,907	Naturgy Energy Group S.A.	1,898,521
225,144	Repsol S.A.	3,529,115
302,544	Siemens Gamesa Renewable Energy S.A.	5,029,613
		28,876,811
	Sweden – 10.7%
133,714	Assa Abloy AB, Class B	3,022,412
103,416	Axfood AB	2,046,347
137,760	Boliden AB	3,522,570
198,403	Castellum AB	3,793,440
74,889	Electrolux AB, Class B	1,913,727
133,465	Essity AB, Class B	4,101,906
331,314	Fabege AB	4,986,042
120,074	Fastighets AB Balder, Class B (d)	4,021,367
57,713	Hennes & Mauritz AB, Class B	1,027,705
166,376	Hufvudstaden AB, Class A	2,829,027
119,913	ICA Gruppen AB	5,154,910
169,038	Indutrade AB	5,402,721
167,519	Intrum AB	4,300,655
85,249	Lundin Petroleum AB	2,642,988
375,703	Nibe Industrier AB, Class B	5,500,323
52,963	Skanska AB, Class B	956,467
115,874	SKF AB, Class B	2,130,644
1,337,942	SSAB AB, Class A	4,663,847
124,286	Trelleborg AB, Class B	1,764,683
		63,781,781
	Switzerland – 3.8%
386	Belimo Holding AG	2,372,465
2,884	Bucher Industries AG	993,831
3,289	Emmi AG	3,076,067
10,121	Nestle S.A.	1,047,765

See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Switzerland (Continued)
28,965	Panalpina Welttransport Holding AG (d)	$6,670,080
4,728	Straumann Holding AG	4,171,993
8,808	Swiss Life Holding AG	4,365,202
		22,697,403
	United Kingdom – 15.1%
375,783	3i Group PLC	5,313,907
144,172	Anglo American PLC	4,109,483
153,239	Antofagasta PLC	1,809,056
79,907	Ashtead Group PLC	2,287,312
114,715	AVEVA Group PLC	5,888,479
599,913	Babcock International Group PLC	3,490,840
494,087	Barratt Developments PLC	3,592,869
121,534	Bellway PLC	4,298,427
80,254	Berkeley Group Holdings PLC	3,802,582
397,570	BP PLC	2,769,848
77,706	Britvic PLC	876,796
331,977	BT Group PLC	828,264
58,975	Carnival PLC	2,605,607
268,274	Cineworld Group PLC	863,320
66,232	easyJet PLC	801,749
596,504	Evraz PLC	5,039,091
177,068	Halma PLC	4,542,323
942,057	J Sainsbury PLC	2,344,278
736,314	JD Sports Fashion PLC	5,483,320
197,109	Just Eat PLC (d)	1,564,491
113,276	KAZ Minerals PLC	868,596
43,589	Mondi PLC	990,870
173,987	National Grid PLC	1,846,740
13,264	Next PLC	930,833
54,005	Ocado Group PLC (d)	800,371
265,538	Pearson PLC	2,763,180
102,324	Persimmon PLC	2,595,029
66,365	Rio Tinto PLC	4,113,297
91,451	Royal Dutch Shell PLC, Class B	2,997,527
931,779	Royal Mail PLC	2,507,440
1,351,024	Taylor Wimpey PLC	2,706,569
269,928	Travis Perkins PLC	4,368,923
		89,801,417
	Total Common Stocks	566,328,870
	(Cost $565,364,276)
REAL ESTATE INVESTMENT TRUSTS (a) – 4.1%
	Belgium – 0.7%
24,026	Warehouses De Pauw CVA	4,043,355
	France – 0.3%
13,034	Gecina S.A.	1,950,438
	Spain – 1.2%
187,436	Inmobiliaria Colonial Socimi S.A.	2,087,642
Shares	Description	Value

	Spain (Continued)
368,163	Merlin Properties Socimi S.A.	$5,107,385
		7,195,027
	United Kingdom – 1.9%
549,557	Segro PLC	5,096,138
1,546,259	Tritax Big Box REIT PLC	3,029,945
242,008	UNITE Group (The) PLC	2,995,010
		11,121,093
	Total Real Estate Investment Trusts	24,309,913
	(Cost $22,136,804)
RIGHTS (a) – 0.0%
	Spain – 0.0%
87,885	ACS Actividades de Construccion y Servicios S.A., expiring 07/08/19 (c) (d)	137,909
	(Cost $145,140)
MONEY MARKET FUNDS – 0.2%
904,272	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.25% (h) (i)	904,272
	(Cost $904,272)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 1.1%
$6,713,065	BNP Paribas S.A., 2.48% (h), dated 6/28/19, due 7/1/19, with a maturity value of $6,714,452. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 7/31/20. The value of the collateral including accrued interest is $6,850,367. (i)	6,713,065
	(Cost $6,713,065)
	Total Investments – 100.8%	598,394,029
	(Cost $595,263,557) (j)
	Net Other Assets and Liabilities – (0.8)%	(4,673,690)
	Net Assets – 100.0%	$593,720,339

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $7,327,890 and the total value of the collateral held by the Fund is $7,617,337.
(d)	Non-income producing security.
(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2019, securities noted as such are valued at $0 or 0.0% of net assets.
(f)	This issuer has filed for protection in bankruptcy court.
(g)	This security’s value was determined using significant unobservable inputs (see Note 2A — Portfolio Valuation in the Notes to Financial Statements).
(h)	Rate shown reflects yield as of June 30, 2019.
(i)	This security serves as collateral for securities on loan.
(j)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $47,622,025 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $44,491,553. The net unrealized appreciation was $3,130,472.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Portugal	$ 2,104,140	$ 2,104,140	$ —	$ —**
Other Country Categories*	564,224,730	564,224,730	—	—
Real Estate Investment Trusts*	24,309,913	24,309,913	—	—
Rights*	137,909	137,909	—	—
Money Market Funds	904,272	904,272	—	—
Repurchase Agreements	6,713,065	—	6,713,065	—
Total Investments	$ 598,394,029	$ 591,680,964	$ 6,713,065	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2I – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$7,327,890
Non-cash Collateral (2)	(7,327,890)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value”, is not offset and is shown on a gross basis.
(2)	At June 30, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$6,713,065
Non-cash Collateral (4)	(6,713,065)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Currency Exposure Diversification	% of Total Investments
EUR	59.5%
GBP	18.2
SEK	10.7
DKK	4.1
CHF	3.8
NOK	2.3
USD	1.4
Total	100.0%

Currency Abbreviations
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.2%
	Brazil – 64.9%
94,260	Atacadao S.A.	$540,038
19,793	Azul S.A. (Preference Shares) (b)	223,138
35,374	B3 S.A. - Brasil Bolsa Balcao	345,085
10,584	Banco Bradesco S.A. (Preference Shares)	104,022
7,774	Banco do Brasil S.A.	109,202
50,018	Centrais Eletricas Brasileiras S.A., Class B (Preference Shares)	468,925
12,423	Cia Brasileira de Distribuicao (Preference Shares)	306,308
36,070	Cia de Saneamento Basico do Estado de Sao Paulo	444,024
98,194	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	632,643
54,494	Cia Energetica de Minas Gerais (Preference Shares)	210,741
116,534	Cia Siderurgica Nacional S.A.	507,112
35,520	Cosan S.A.	426,893
35,470	Engie Brasil Energia S.A.	401,537
9,468	Equatorial Energia S.A.	226,347
100,062	Gerdau S.A. (Preference Shares)	396,084
12,452	IRB Brasil Resseguros S.A.	319,411
31,614	Itausa - Investimentos Itau S.A. (Preference Shares)	106,122
118,950	JBS S.A.	657,331
178,649	Kroton Educacional S.A.	510,366
34,368	Localiza Rent a Car S.A.	366,776
4,382	Magazine Luiza S.A.	240,922
33,376	Natura Cosmeticos S.A.	490,999
32,720	Petrobras Distribuidora S.A.	213,024
67,487	Petroleo Brasileiro S.A. (Preference Shares)	481,730
19,777	Rumo S.A. (b)	106,766
8,136	Suzano S.A.	69,602
39,867	Telefonica Brasil S.A. (Preference Shares)	518,174
160,617	TIM Participacoes S.A.	486,458
75,445	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares)	175,648
		10,085,428
	Chile – 11.1%
224,876	Cencosud S.A.	444,691
912,396	Colbun S.A.	187,118
18,691	Empresa Nacional de Telecomunicaciones S.A. (b)	190,329
55,571	Empresas CMPC S.A.	151,396
7,665	Empresas COPEC S.A.	83,096
2,217,210	Enel Americas S.A.	390,026
2,855,302	Enel Chile S.A.	272,836
		1,719,492
Shares	Description	Value

	Colombia – 4.9%
7,829	Bancolombia S.A.	$94,138
17,128	Grupo Argos S.A.	92,209
753,064	Grupo Aval Acciones y Valores S.A. (Preference Shares)	301,132
25,383	Grupo de Inversiones Suramericana S.A.	269,352
		756,831
	Mexico – 15.3%
366,019	Alfa S.A.B. de C.V., Class A	358,892
624,391	Cemex S.A.B. de C.V.	263,826
15,335	El Puerto de Liverpool S.A.B. de C.V.	85,544
31,612	Fomento Economico Mexicano S.A.B. de C.V.	305,847
5,397	Grupo Elektra S.A.B. de C.V.	353,956
299,404	Grupo Lala S.A.B. de C.V.	367,201
87,822	Grupo Televisa S.A.B., Series CPO	148,248
31,128	Industrias Penoles S.A.B. de C.V.	401,131
24,199	Infraestructura Energetica Nova S.A.B. de C.V.	95,226
		2,379,871
	Total Common Stocks	14,941,622
	(Cost $13,755,165)
REAL ESTATE INVESTMENT TRUSTS (a) – 3.0%
	Mexico – 3.0%
351,928	Fibra Uno Administracion S.A. de C.V.	466,823
	(Cost $577,626)
RIGHTS (a) – 0.1%
	Chile – 0.1%
720,280	Enel Americas S.A., expiring 07/26/19 (b)	10,630
	(Cost $0)
	Total Investments – 99.3%	15,419,075
	(Cost $14,332,791) (c)
	Net Other Assets and Liabilities – 0.7%	113,259
	Net Assets – 100.0%	$15,532,334

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.

See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,001,615 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $915,331. The net unrealized appreciation was $1,086,284.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 14,941,622	$ 14,941,622	$ —	$ —
Real Estate Investment Trusts*	466,823	466,823	—	—
Rights*	10,630	10,630	—	—
Total Investments	$ 15,419,075	$ 15,419,075	$—	$—

*	See Portfolio of Investments for country breakout.

See Notes to Financial Statements

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.4%
	Airlines – 7.0%
409,870	Azul S.A. (Preference Shares) (a)	$4,620,704
587,862	Gol Linhas Aereas Inteligentes S.A. (Preference Shares) (a)	4,990,768
		9,611,472
	Banks – 8.7%
183,249	Banco Bradesco S.A. (Preference Shares)	1,801,018
253,910	Banco do Brasil S.A.	3,566,688
532,940	Banco do Estado do Rio Grande do Sul S.A., Class B (Preference Shares)	3,296,221
69,112	Banco Santander Brasil S.A.	818,196
732,881	Itausa - Investimentos Itau S.A. (Preference Shares)	2,460,146
		11,942,269
	Beverages – 0.7%
191,877	Ambev S.A.	893,939
	Capital Markets – 0.8%
110,073	B3 S.A. - Brasil Bolsa Balcao	1,073,799
	Chemicals – 0.8%
124,570	Braskem S.A., Class A (Preference Shares) (a)	1,136,392
	Diversified Consumer Services – 6.2%
496,813	Estacio Participacoes S.A.	3,752,022
1,663,510	Kroton Educacional S.A.	4,752,329
		8,504,351
	Diversified Telecommunication Services – 3.0%
319,172	Telefonica Brasil S.A. (Preference Shares)	4,148,459
	Electric Utilities – 18.9%
419,037	Centrais Eletricas Brasileiras S.A., Class B (Preference Shares)	3,928,523
853,156	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	5,496,707
1,064,598	Cia Energetica de Minas Gerais (Preference Shares)	4,117,054
386,392	Cia Paranaense de Energia, Class B (Preference Shares)	4,890,337
800,289	EDP - Energias do Brasil S.A.	3,938,974
500,181	Transmissora Alianca de Energia Eletrica S.A.	3,537,784
		25,909,379
	Food & Staples Retailing – 1.3%
163,132	Atacadao S.A.	934,622
Shares	Description	Value

	Food & Staples Retailing (Continued)
36,442	Cia Brasileira de Distribuicao (Preference Shares)	$898,535
		1,833,157
	Food Products – 3.6%
763,865	JBS S.A.	4,221,205
68,950	M. Dias Branco S.A.	699,564
		4,920,769
	Hotels, Restaurants & Leisure – 0.9%
96,472	CVC Brasil Operadora e Agencia de Viagens S.A.	1,251,138
	Insurance – 6.1%
106,961	BB Seguridade Participacoes S.A.	901,938
141,436	IRB Brasil Resseguros S.A.	3,628,028
56,588	Porto Seguro S.A.	761,590
309,552	Sul America S.A.	3,024,620
		8,316,176
	Internet & Direct Marketing Retail – 1.3%
210,690	B2W Cia Digital (a)	1,795,278
	IT Services – 1.3%
995,860	Cielo S.A.	1,742,778
	Metals & Mining – 8.1%
93,123	Bradespar S.A. (Preference Shares)	796,648
1,669,155	Cia Siderurgica Nacional S.A.	7,263,527
398,255	Gerdau S.A. (Preference Shares)	1,576,447
640,144	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares)	1,490,355
		11,126,977
	Multiline Retail – 4.6%
153,121	Lojas Renner S.A.	1,880,542
81,490	Magazine Luiza S.A.	4,480,310
		6,360,852
	Oil, Gas & Consumable Fuels – 4.4%
176,394	Cosan S.A.	2,119,971
390,353	Petroleo Brasileiro S.A. (Preference Shares)	2,786,384
221,885	Ultrapar Participacoes S.A.	1,161,445
		6,067,800
	Paper & Forest Products – 2.2%
997,825	Duratex S.A.	3,071,470

See Notes to Financial Statements

First Trust Brazil AlphaDEX® Fund (FBZ)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Personal Products – 3.5%
327,896	Natura Cosmeticos S.A.	$4,823,720
	Pharmaceuticals – 1.7%
293,152	Hypera S.A.	2,289,516
	Road & Rail – 2.3%
297,586	Localiza Rent a Car S.A.	3,175,842
	Textiles, Apparel & Luxury Goods – 4.6%
433,470	Alpargatas S.A. (Preference Shares)	2,303,968
1,079,658	Grendene S.A.	2,193,084
435,636	Guararapes Confeccoes S.A.	1,835,594
		6,332,646
	Transportation Infrastructure – 1.4%
526,976	CCR S.A.	1,874,632
	Water Utilities – 3.3%
93,685	Cia de Saneamento Basico do Estado de Sao Paulo	1,153,268
191,846	Cia de Saneamento de Minas Gerais-Copasa	3,349,355
		4,502,623
	Wireless Telecommunication Services – 2.7%
1,245,176	TIM Participacoes S.A.	3,771,246
	Total Investments – 99.4%	136,476,680
	(Cost $116,159,564) (b)
	Net Other Assets and Liabilities – 0.6%	807,153
	Net Assets – 100.0%	$137,283,833

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $23,902,106 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,584,990. The net unrealized appreciation was $20,317,116.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 136,476,680	$ 136,476,680	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Brazil	99.4%
Total Investments	99.4
Net Other Assets and Liabilities	0.6
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.0%
	Automobiles – 10.7%
355,666	BAIC Motor Corp. Ltd., Class H (a)	$223,097
420,000	Brilliance China Automotive Holdings Ltd.	464,534
345,451	Dongfeng Motor Group Co., Ltd., Class H	283,022
218,000	Great Wall Motor Co., Ltd., Class H	155,999
		1,126,652
	Banks – 0.6%
80,334	Bank of Communications Co., Ltd., Class H	60,983
	Capital Markets – 3.2%
258,219	China Cinda Asset Management Co., Ltd., Class H	59,500
141,334	China Everbright Ltd.	208,789
33,200	China International Capital Corp., Ltd., Class H (a)	66,980
		335,269
	Communications Equipment – 0.7%
50,000	BYD Electronic International Co., Ltd.	71,431
	Construction & Engineering – 7.1%
227,332	China Communications Services Corp., Ltd., Class H	176,355
225,739	China Railway Construction Corp., Ltd., Class H	276,839
275,332	China Railway Group Ltd., Class H	209,362
78,095	China State Construction International Holdings Ltd.	80,177
		742,733
	Construction Materials – 6.8%
12,775	Anhui Conch Cement Co., Ltd., Class H	80,051
183,143	China National Building Material Co., Ltd., Class H	160,596
205,545	Huaxin Cement Co., Ltd., Class B	476,454
		717,101
	Diversified Financial Services – 3.0%
310,000	Far East Horizon Ltd.	317,076
	Diversified Telecommunication Services – 1.2%
244,895	China Telecom Corp., Ltd., Class H	123,205
Shares	Description	Value

	Entertainment – 3.0%
1,483,330	Alibaba Pictures Group Ltd. (b)	$319,008
	Gas Utilities – 4.4%
23,817	Beijing Enterprises Holdings Ltd.	121,041
14,148	ENN Energy Holdings Ltd.	137,646
235,561	Kunlun Energy Co., Ltd.	205,355
		464,042
	Independent Power and Renewable Electricity Producers – 8.6%
91,971	China Longyuan Power Group Corp., Ltd., Class H	58,985
98,266	China Resources Power Holdings Co., Ltd.	143,404
694,571	Huadian Power International Corp., Ltd., Class H	274,745
294,380	Huaneng Power International, Inc., Class H	173,349
933,724	Huaneng Renewables Corp., Ltd., Class H	256,987
		907,470
	Metals & Mining – 10.8%
590,774	Angang Steel Co., Ltd., Class H	269,231
440,214	China Hongqiao Group Ltd.	310,506
710,587	Maanshan Iron & Steel Co., Ltd., Class H	281,990
659,998	Zijin Mining Group Co., Ltd., Class H	267,828
		1,129,555
	Oil, Gas & Consumable Fuels – 6.0%
263,448	China Petroleum & Chemical Corp., Class H	179,079
211,780	Inner Mongolia Yitai Coal Co., Ltd., Class B	229,569
231,866	Yanzhou Coal Mining Co., Ltd., Class H	216,678
		625,326
	Pharmaceuticals – 0.8%
18,286	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	82,515
	Real Estate Management & Development – 22.9%
160,000	Agile Group Holdings Ltd.	214,243
80,666	China Resources Land Ltd.	355,225
235,332	CIFI Holdings Group Co., Ltd.	155,147
273,332	Future Land Development Holdings Ltd.	359,698
206,888	Guangzhou R&F Properties Co., Ltd., Class H	397,795
207,832	KWG Group Holdings Ltd.	210,979

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Real Estate Management & Development (Continued)
50,286	Logan Property Holdings Co., Ltd.	$81,367
111,000	Longfor Group Holdings Ltd.	418,469
283,911	Sino-Ocean Group Holding Ltd.	120,663
18,857	Sunac China Holdings Ltd.	92,695
		2,406,281
	Technology Hardware, Storage & Peripherals – 2.1%
278,000	Lenovo Group Ltd.	215,305
	Trading Companies & Distributors – 1.3%
16,866	BOC Aviation Ltd. (a)	141,635
	Transportation Infrastructure – 3.6%
138,039	China Merchants Port Holdings Co., Ltd.	234,668
118,666	Shenzhen Expressway Co., Ltd., Class H	142,642
		377,310
	Water Utilities – 1.2%
64,000	Guangdong Investment Ltd.	126,661
	Total Investments – 98.0%	10,289,558
	(Cost $10,319,609) (c)
	Net Other Assets and Liabilities – 2.0%	214,833
	Net Assets – 100.0%	$10,504,391

(a)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $861,658 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $891,709. The net unrealized depreciation was $30,051.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 10,289,558	$ 10,289,558	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
China	49.4%
Cayman Islands	23.0
Hong Kong	14.8
Bermuda	9.4
Singapore	1.4
Total Investments	98.0
Net Other Assets and Liabilities	2.0
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 95.1%
	Air Freight & Logistics – 1.8%
75,700	SG Holdings Co., Ltd.	$2,145,003
	Airlines – 1.2%
22,100	ANA Holdings, Inc.	731,371
22,400	Japan Airlines Co., Ltd.	715,329
		1,446,700
	Auto Components – 4.9%
45,400	Aisin Seiki Co., Ltd.	1,562,250
10,200	Bridgestone Corp.	401,321
19,800	NGK Spark Plug Co., Ltd.	371,336
88,900	Sumitomo Electric Industries Ltd.	1,166,341
133,300	Sumitomo Rubber Industries Ltd.	1,540,526
26,500	Toyota Boshoku Corp.	347,549
8,200	Toyota Industries Corp.	451,013
		5,840,336
	Automobiles – 4.9%
74,900	Honda Motor Co., Ltd.	1,934,763
216,000	Mitsubishi Motors Corp.	1,033,771
197,000	Nissan Motor Co., Ltd.	1,409,870
6,800	Toyota Motor Corp.	421,819
60,200	Yamaha Motor Co., Ltd.	1,069,267
		5,869,490
	Biotechnology – 0.4%
16,100	SanBio Co., Ltd. (a) (b)	516,681
	Building Products – 0.7%
25,300	AGC, Inc.	874,113
	Capital Markets – 0.6%
77,500	Matsui Securities Co., Ltd.	730,325
	Chemicals – 16.9%
76,800	Asahi Kasei Corp.	818,113
114,900	Daicel Corp.	1,020,954
104,400	Hitachi Chemical Co., Ltd.	2,833,320
56,000	Kuraray Co., Ltd.	668,478
208,100	Mitsubishi Chemical Holdings Corp.	1,452,637
131,000	Mitsubishi Gas Chemical Co., Inc.	1,744,804
69,800	Mitsui Chemicals, Inc.	1,726,630
7,600	Nissan Chemical Corp.	342,234
22,700	NOF Corp.	845,342
66,300	Showa Denko KK	1,949,367
243,900	Sumitomo Chemical Co., Ltd.	1,131,104
96,600	Taiyo Nippon Sanso Corp.	2,050,001
98,900	Teijin Ltd.	1,685,102
151,400	Tosoh Corp.	2,127,450
		20,395,536
	Construction & Engineering – 0.3%
29,300	Kajima Corp.	401,664
Shares	Description	Value

	Containers & Packaging – 1.4%
86,000	Toyo Seikan Group Holdings Ltd.	$1,705,403
	Diversified Telecommunication Services – 0.7%
19,300	Nippon Telegraph & Telephone Corp.	898,095
	Electric Utilities – 7.3%
83,100	Chubu Electric Power Co., Inc.	1,165,011
151,800	Chugoku Electric Power (The) Co., Inc.	1,912,019
105,100	Kansai Electric Power (The) Co., Inc.	1,203,413
165,600	Kyushu Electric Power Co., Inc.	1,625,050
119,500	Tohoku Electric Power Co., Inc.	1,207,026
331,900	Tokyo Electric Power Co., Holdings, Inc. (b)	1,730,073
		8,842,592
	Electronic Equipment, Instruments & Components – 1.4%
44,300	Hitachi Ltd.	1,622,601
	Food & Staples Retailing – 0.8%
12,600	FamilyMart UNY Holdings Co., Ltd.	300,582
17,700	Seven & i Holdings Co., Ltd.	598,892
		899,474
	Food Products – 0.3%
14,200	Nichirei Corp.	336,775
	Gas Utilities – 2.6%
46,800	Toho Gas Co., Ltd.	1,721,115
62,200	Tokyo Gas Co., Ltd.	1,463,920
		3,185,035
	Health Care Equipment & Supplies – 1.0%
6,600	Hoya Corp.	505,277
24,200	Nihon Kohden Corp.	654,970
		1,160,247
	Health Care Providers & Services – 4.2%
46,500	Alfresa Holdings Corp.	1,146,380
73,600	Medipal Holdings Corp.	1,624,026
38,700	Suzuken Co., Ltd.	2,268,553
		5,038,959
	Hotels, Restaurants & Leisure – 1.2%
25,000	Skylark Holdings Co., Ltd. (a)	436,164

See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
48,800	Zensho Holdings Co., Ltd.	$991,253
		1,427,417
	Household Durables – 1.6%
195,700	Haseko Corp.	1,978,510
	Independent Power and Renewable Electricity Producers – 0.3%
16,700	Electric Power Development Co., Ltd.	379,183
	Industrial Conglomerates – 3.2%
38,600	Keihan Holdings Co., Ltd.	1,680,907
69,900	Toshiba Corp.	2,175,157
		3,856,064
	Insurance – 0.4%
21,100	Sony Financial Holdings, Inc.	506,486
	IT Services – 1.1%
18,800	Fujitsu Ltd.	1,309,888
	Leisure Products – 2.0%
35,200	Bandai Namco Holdings, Inc.	1,707,517
20,800	Sankyo Co., Ltd.	752,400
		2,459,917
	Machinery – 2.8%
43,800	Amada Holdings Co., Ltd.	492,783
35,400	JTEKT Corp.	428,812
58,000	NGK Insulators Ltd.	845,133
182,600	NSK Ltd.	1,625,896
		3,392,624
	Media – 0.7%
53,500	Nippon Television Holdings, Inc.	791,968
	Metals & Mining – 5.1%
75,400	Hitachi Metals Ltd.	851,104
98,600	JFE Holdings, Inc.	1,447,243
15,000	Mitsubishi Materials Corp.	426,425
68,600	Nippon Steel Corp.	1,176,473
73,500	Sumitomo Metal Mining Co., Ltd.	2,194,467
		6,095,712
	Multiline Retail – 1.0%
18,900	Pan Pacific International Holdings Corp.	1,199,054
	Oil, Gas & Consumable Fuels – 3.0%
60,000	Idemitsu Kosan Co., Ltd.	1,803,088
375,800	JXTG Holdings, Inc.	1,862,705
		3,665,793
Shares	Description	Value

	Personal Products – 1.0%
46,400	Fancl Corp.	$1,140,472
	Pharmaceuticals – 1.0%
62,100	Sumitomo Dainippon Pharma Co., Ltd.	1,176,741
	Road & Rail – 3.1%
41,700	Hitachi Transport System Ltd.	1,353,708
13,300	Keio Corp.	874,618
8,900	Kintetsu Group Holdings Co., Ltd.	425,952
35,000	Kyushu Railway Co.	1,019,339
		3,673,617
	Semiconductors & Semiconductor Equipment – 3.0%
38,500	Advantest Corp.	1,058,781
173,300	Renesas Electronics Corp. (b)	859,950
141,300	SUMCO Corp.	1,680,162
		3,598,893
	Specialty Retail – 1.2%
2,400	Fast Retailing Co., Ltd.	1,449,817
	Technology Hardware, Storage & Peripherals – 4.3%
132,800	Brother Industries Ltd.	2,506,590
67,000	NEC Corp.	2,634,884
		5,141,474
	Trading Companies & Distributors – 6.8%
69,600	ITOCHU Corp.	1,330,156
168,300	Marubeni Corp.	1,112,998
57,300	Mitsubishi Corp.	1,509,363
25,700	Mitsui & Co., Ltd.	418,103
32,000	MonotaRO Co., Ltd.	779,409
567,300	Sojitz Corp.	1,820,580
83,200	Sumitomo Corp.	1,259,788
		8,230,397
	Wireless Telecommunication Services – 0.9%
23,800	SoftBank Group Corp.	1,140,166
	Total Common Stocks	114,523,222
	(Cost $127,954,668)
REAL ESTATE INVESTMENT TRUSTS – 4.3%
	Equity Real Estate Investment Trusts – 4.3%
142	Advance Residence Investment Corp.	422,121
251	Daiwa Office Investment Corp.	1,799,592
395	Japan Retail Fund Investment Corp.	798,683
251	Nippon Building Fund, Inc.	1,718,110

See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
255	United Urban Investment Corp.	$427,148
	Total Real Estate Investment Trusts	5,165,654
	(Cost $4,920,924)
MONEY MARKET FUNDS – 0.1%
88,822	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.25% (c) (d)	88,822
	(Cost $88,822)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.5%
$659,386	BNP Paribas S.A., 2.48% (c), dated 6/28/19, due 7/1/19, with a maturity value of $659,522. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 7/31/20. The value of the collateral including accrued interest is $672,872. (d)	659,386
	(Cost $659,386)
	Total Investments – 100.0%	120,437,084
	(Cost $133,623,800) (e)
	Net Other Assets and Liabilities – (0.0)%	(39,976)
	Net Assets – 100.0%	$120,397,108

(a)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $712,227 and the total value of the collateral held by the Fund is $748,208.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of June 30, 2019.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,608,377 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $18,795,093. The net unrealized depreciation was $13,186,716.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 114,523,222	$ 114,523,222	$ —	$ —
Real Estate Investment Trusts*	5,165,654	5,165,654	—	—
Money Market Funds	88,822	88,822	—	—
Repurchase Agreements	659,386	—	659,386	—
Total Investments	$ 120,437,084	$ 119,777,698	$ 659,386	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2I – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$712,227
Non-cash Collateral (2)	(712,227)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value”, is not offset and is shown on a gross basis.
(2)	At June 30, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$659,386
Non-cash Collateral (4)	(659,386)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Country Allocation†	% of Net Assets
Japan	99.4%
United States	0.6
Total Investments	100.0
Net Other Assets and Liabilities	(0.0)
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Financial Statements

First Trust South Korea AlphaDEX® Fund (FKO)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Air Freight & Logistics – 3.3%
523	Hyundai Glovis Co., Ltd.	$72,925
	Airlines – 2.9%
2,554	Korean Air Lines Co., Ltd.	64,035
	Auto Components – 1.7%
1,261	Hankook Tire & Technology Co., Ltd.	38,333
	Automobiles – 5.8%
427	Hyundai Motor Co.	51,773
2,004	Kia Motors Corp.	76,366
		128,139
	Banks – 3.3%
931	Hana Financial Group, Inc.	30,156
1,202	Industrial Bank of Korea	14,626
363	KB Financial Group, Inc.	14,414
1,082	Woori Financial Group, Inc.	13,166
		72,362
	Building Products – 1.2%
109	KCC Corp.	26,007
	Capital Markets – 0.8%
1,817	Macquarie Korea Infrastructure Fund	18,569
	Chemicals – 7.3%
3,343	Hanwha Chemical Corp.	65,722
97	LG Chem Ltd.	29,781
305	Lotte Chemical Corp.	66,698
		162,201
	Commercial Services & Supplies – 1.3%
336	S-1 Corp.	28,401
	Construction & Engineering – 5.6%
823	Daelim Industrial Co., Ltd.	81,969
772	GS Engineering & Construction Corp.	26,978
959	Samsung Engineering Co., Ltd. (a)	14,244
		123,191
	Construction Materials – 1.7%
795	POSCO Chemical Co., Ltd.	36,905
	Consumer Finance – 0.7%
489	Samsung Card Co., Ltd.	16,178
	Diversified Financial Services – 0.0%
215	Neoplux Co., Ltd. (a)	706
Shares	Description	Value

	Diversified Telecommunication Services – 2.7%
4,782	LG Uplus Corp.	$60,052
	Electric Utilities – 1.5%
1,530	Korea Electric Power Corp. (a)	33,856
	Electronic Equipment, Instruments & Components – 4.0%
2,806	LG Display Co., Ltd. (a)	43,379
163	Samsung Electro-Mechanics Co., Ltd.	13,806
154	Samsung SDI Co., Ltd.	31,543
		88,728
	Entertainment – 2.7%
145	NCSoft Corp.	59,901
	Food & Staples Retailing – 2.9%
185	E-MART, Inc.	22,431
1,250	GS Retail Co., Ltd.	42,545
		64,976
	Food Products – 1.8%
153	CJ CheilJedang Corp.	39,355
	Gas Utilities – 0.6%
350	Korea Gas Corp.	12,792
	Household Durables – 3.4%
1,084	LG Electronics, Inc.	74,448
	Industrial Conglomerates – 6.4%
278	CJ Corp.	24,317
39	CJ Corp. (Preference Shares) (a) (b)	1,250
966	LG Corp.	64,336
260	SK Holdings Co., Ltd.	52,241
		142,144
	Insurance – 3.7%
719	DB Insurance Co., Ltd.	36,926
1,234	Hyundai Marine & Fire Insurance Co., Ltd.	30,405
63	Samsung Fire & Marine Insurance Co., Ltd.	14,623
		81,954
	Machinery – 5.3%
1,977	Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	55,989
1,072	Doosan Bobcat, Inc.	33,795
263	Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	26,991
		116,775

See Notes to Financial Statements

First Trust South Korea AlphaDEX® Fund (FKO)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining – 7.9%
1,492	Hyundai Steel Co.	$54,013
117	Korea Zinc Co., Ltd.	48,233
347	POSCO	73,478
		175,724
	Oil, Gas & Consumable Fuels – 3.9%
1,636	GS Holdings Corp.	72,544
94	SK Innovation Co., Ltd.	12,944
		85,488
	Road & Rail – 2.6%
505	CJ Logistics Corp. (a)	58,825
	Semiconductors & Semiconductor Equipment – 3.8%
1,395	SK Hynix, Inc.	83,967
	Technology Hardware, Storage & Peripherals – 3.2%
1,745	Samsung Electronics Co., Ltd.	71,030
	Textiles, Apparel & Luxury Goods – 4.7%
1,578	Fila Korea Ltd.	104,822
	Wireless Telecommunication Services – 3.2%
313	SK Telecom Co., Ltd.	70,209
	Total Investments – 99.9%	2,212,998
	(Cost $2,153,966) (c)
	Net Other Assets and Liabilities – 0.1%	1,989
	Net Assets – 100.0%	$2,214,987

(a)	Non-income producing security.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2019, securities noted as such are valued at $1,250 or 0.1% of net assets.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $212,812 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $153,780. The net unrealized appreciation was $59,032.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Industrial Conglomerates	$ 142,144	$ 140,894	$ 1,250	$ —
Other industry categories*	2,070,854	2,070,854	—	—
Total Investments	$ 2,212,998	$ 2,211,748	$ 1,250	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
South Korea	99.9%
Total Investments	99.9
Net Other Assets and Liabilities	0.1
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 94.0%
	Australia – 5.7%
369,001	Afterpay Touch Group Ltd. (b)	$6,494,563
3,002,167	Beach Energy Ltd.	4,183,728
554,164	BlueScope Steel Ltd.	4,688,062
673,689	Boral Ltd.	2,421,572
131,472	Brambles Ltd.	1,188,823
3,482,244	Cleanaway Waste Management Ltd.	5,696,173
805,269	Downer EDI Ltd.	3,912,146
240,346	Fortescue Metals Group Ltd.	1,521,989
384,606	Harvey Norman Holdings Ltd.	1,098,951
11,946	Macquarie Group Ltd.	1,051,607
212,204	Magellan Financial Group Ltd.	7,597,868
60,608	Newcrest Mining Ltd.	1,359,468
251,197	QBE Insurance Group Ltd.	2,086,254
63,165	Rio Tinto Ltd.	4,601,236
1,658,034	South32 Ltd.	3,701,592
1,262,136	Viva Energy Group Ltd. (c)	1,869,634
200,621	WiseTech Global Ltd.	3,902,842
		57,376,508
	Austria – 0.3%
110,149	UNIQA Insurance Group AG	1,026,427
72,266	voestalpine AG	2,232,659
		3,259,086
	Belgium – 0.6%
14,843	Colruyt S.A.	860,777
28,205	Sofina S.A.	5,375,251
		6,236,028
	Bermuda – 1.2%
617,900	Hongkong Land Holdings Ltd.	3,979,276
738,103	Kerry Properties Ltd.	3,099,169
5,763,306	Nine Dragons Paper Holdings Ltd.	5,112,806
		12,191,251
	Canada – 11.6%
227,764	Air Canada (b)	6,903,099
93,195	Alimentation Couche-Tard, Inc., Class B	5,864,763
65,211	ATCO, Ltd., Class I	2,198,017
121,381	Aurora Cannabis, Inc. (b) (d)	950,990
117,833	Brookfield Asset Management, Inc., Class A	5,637,232
99,105	CAE, Inc.	2,664,646
126,488	Cenovus Energy, Inc.	1,115,602
85,965	Cogeco Communications, Inc.	6,182,417
5,182	Constellation Software, Inc.	4,884,031
29,363	Emera, Inc.	1,199,812
454,727	Encana Corp.	2,333,447
49,298	FirstService Corp.	4,743,269
91,608	Gildan Activewear, Inc.	3,545,259
442,944	Husky Energy, Inc.	4,197,575
12,975	Intact Financial Corp.	1,199,064
108,311	Kirkland Lake Gold Ltd.	4,666,417
Shares	Description	Value

	Canada (Continued)
44,516	Loblaw Cos., Ltd.	$2,279,255
67,647	Magna International, Inc.	3,365,949
179,678	Parkland Fuel Corp.	5,700,906
119,556	Pembina Pipeline Corp.	4,450,655
188,351	Power Corp. of Canada	4,057,410
33,753	Restaurant Brands International, Inc.	2,347,284
96,635	Saputo, Inc.	2,892,667
26,594	Shopify, Inc., Class A (b)	7,992,720
237,266	Teck Resources Ltd., Class B	5,475,300
85,993	Toromont Industries Ltd.	4,075,893
213,263	Tourmaline Oil Corp.	2,716,373
2,000,799	Turquoise Hill Resources Ltd. (b)	2,490,399
112,866	West Fraser Timber Co., Ltd.	5,145,355
80,364	WSP Global, Inc.	4,423,994
		115,699,800
	Cayman Islands – 3.6%
1,443,870	China Education Group Holdings Ltd. (d)	2,254,978
617,559	CK Asset Holdings Ltd.	4,834,253
209,144	CK Hutchison Holdings Ltd.	2,061,534
1,548,004	Kingboard Holdings Ltd.	4,310,085
3,135,040	Kingboard Laminates Holdings Ltd.	2,873,496
5,155,133	Lee & Man Paper Manufacturing Ltd.	3,609,788
3,925,590	NagaCorp Ltd.	4,829,284
1,755,910	Shimao Property Holdings Ltd.	5,349,752
4,105,590	WH Group Ltd. (c)	4,162,509
147,592	Wharf Real Estate Investment Co., Ltd.	1,040,099
958,750	Xinyi Glass Holdings Ltd.	1,006,407
		36,332,185
	Denmark – 1.5%
3,460	AP Moller - Maersk A.S., Class B	4,291,693
23,631	GN Store Nord A.S.	1,102,683
43,431	Orsted A.S. (c)	3,755,465
34,096	SimCorp A.S.	3,298,365
26,079	Vestas Wind Systems A.S.	2,252,659
		14,700,865
	Finland – 2.3%
18,033	Kesko OYJ, Class B	1,003,120
127,609	Metso OYJ	5,013,350
154,439	Neste OYJ	5,240,279
269,331	Stora Enso OYJ, Class R	3,165,158
112,860	UPM-Kymmene OYJ	2,999,145
216,782	Valmet OYJ	5,403,341
		22,824,393
	France – 4.6%
135,436	Accor S.A.	5,813,661

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	France (Continued)
41,011	Alten S.A.	$4,915,182
23,053	Arkema S.A.	2,143,745
728,492	Bollore S.A.	3,214,069
123,657	Cie Plastic Omnium S.A.	3,224,196
48,219	Edenred	2,459,666
52,194	Faurecia S.A.	2,422,065
108,439	Korian S.A.	4,125,818
5,966	LVMH Moet Hennessy Louis Vuitton SE	2,539,228
134,976	Peugeot S.A.	3,325,938
66,414	Renault S.A.	4,175,465
16,002	Safran S.A.	2,344,538
6,521	SEB S.A.	1,172,316
11,279	Vinci S.A.	1,155,051
113,603	Vivendi S.A.	3,127,398
		46,158,336
	Germany – 6.6%
42,682	Bayerische Motoren Werke AG	3,159,058
47,395	Bechtle AG	5,443,178
37,262	CompuGroup Medical SE	3,008,314
14,577	Continental AG	2,125,311
99,768	Covestro AG (c)	5,072,179
46,312	CTS Eventim AG & Co., KGaA	2,154,903
18,720	Daimler AG	1,041,443
199,973	Deutsche Lufthansa AG	3,426,756
206,442	Evotec AG (b)	5,770,037
99,808	Hella GmbH & Co., KGaA	4,934,618
77,220	Nemetschek SE	4,649,373
87,426	Porsche Automobil Holding SE (Preference Shares)	5,680,407
75,676	Puma SE	5,046,901
40,926	RWE AG	1,008,456
12,795	Sartorius AG (Preference Shares)	2,623,220
404,852	Schaeffler AG (Preference Shares)	3,012,577
88,920	TAG Immobilien AG	2,054,574
109,124	Uniper SE	3,304,381
13,941	Volkswagen AG (Preference Shares)	2,349,629
		65,865,315
	Hong Kong – 3.6%
331,420	AIA Group Ltd.	3,574,399
341,826	Hang Lung Group Ltd.	947,365
760,127	Henderson Land Development Co., Ltd.	4,189,033
1,008,079	Hong Kong & China Gas Co., Ltd.	2,235,100
820,596	Hysan Development Co., Ltd.	4,238,648
3,310,884	New World Development Co., Ltd.	5,179,283
426,924	Swire Pacific Ltd., Class A	5,246,579
490,554	Techtronic Industries Co., Ltd.	3,755,281
Shares	Description	Value

	Hong Kong (Continued)
1,133,956	Vitasoy International Holdings Ltd.	$5,450,804
150,045	Wheelock & Co., Ltd.	1,075,633
		35,892,125
	Israel – 0.4%
844,504	Israel Chemicals Ltd.	4,422,713
	Italy – 2.7%
129,811	ACEA S.p.A.	2,470,959
160,920	Buzzi Unicem S.p.A	3,265,316
342,959	Enel S.p.A.	2,394,469
1,213,550	Hera S.p.A.	4,642,077
122,726	Infrastrutture Wireless Italiane S.p.A. (c)	1,204,331
283,240	Leonardo S.p.A.	3,589,495
225,581	Poste Italiane S.p.A. (c)	2,375,265
440,595	Unipol Gruppo S.p.A.	2,145,785
2,034,363	UnipolSai Assicurazioni S.p.A.	5,225,686
		27,313,383
	Japan – 22.1%
141,700	Advantest Corp.	3,896,865
93,830	AGC, Inc.	3,241,819
61,300	Aisin Seiki Co., Ltd.	2,109,382
115,800	Alfresa Holdings Corp.	2,854,857
106,450	Asahi Kasei Corp.	1,133,959
46,800	Bandai Namco Holdings, Inc.	2,270,222
55,600	Benefit One, Inc.	958,167
56,700	Bridgestone Corp.	2,230,871
178,100	Brother Industries Ltd.	3,361,624
404,500	Daicel Corp.	3,594,222
28,000	Denso Corp.	1,177,239
90,200	Electric Power Development Co., Ltd.	2,048,042
61,700	GMO Payment Gateway, Inc.	4,240,570
37,700	Goldwin, Inc. (d)	4,724,083
436,700	Haseko Corp.	4,414,998
130,300	Hino Motors Ltd.	1,096,156
148,700	Hitachi Chemical Co., Ltd.	4,035,581
41,400	Hitachi Construction Machinery Co., Ltd.	1,075,943
53,600	Hitachi High-Technologies Corp.	2,754,199
162,360	Honda Motor Co., Ltd.	4,193,967
27,100	House Foods Group, Inc.	1,016,737
98,400	Idemitsu Kosan Co., Ltd.	2,957,065
63,300	Ito En Ltd.	2,947,326
60,500	ITOCHU Corp.	1,156,242
93,316	Japan Airlines Co., Ltd.	2,979,984
258,900	JFE Holdings, Inc.	3,800,114
89,300	JTEKT Corp.	1,081,721
960,000	JXTG Holdings, Inc.	4,758,373
74,400	Kajima Corp.	1,019,925
152,900	KDDI Corp.	3,890,749
111,600	Konica Minolta, Inc.	1,085,827
86,300	Kuraray Co., Ltd.	1,030,173

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
119,400	Kyowa Exeo Corp.	$2,970,188
476,700	Marubeni Corp.	3,152,503
92,400	Medipal Holdings Corp.	2,038,859
623,900	Mitsubishi Chemical Holdings Corp.	4,355,119
384,900	Mitsubishi Gas Chemical Co., Inc.	5,126,526
26,200	Mitsubishi Heavy Industries Ltd.	1,139,955
620,200	Mitsubishi Motors Corp.	2,968,262
215,500	Mitsubishi UFJ Lease & Finance Co., Ltd.	1,141,312
141,500	Mitsui & Co., Ltd.	2,302,008
136,500	Mitsui Chemicals, Inc.	3,376,576
129,700	NEC Corp.	5,100,663
151,200	NGK Insulators Ltd.	2,203,174
177,600	NGK Spark Plug Co., Ltd.	3,330,772
248,900	Nippon Steel Corp.	4,268,572
77,558	Nippon Telegraph & Telephone Corp.	3,609,039
146,500	Nippon Television Holdings, Inc.	2,168,659
267,700	Nissan Motor Co., Ltd.	1,915,850
468,900	NSK Ltd.	4,175,152
49,600	NTT DOCOMO, Inc.	1,155,869
153,000	ORIX Corp.	2,281,909
49,800	Pan Pacific International Holdings Corp.	3,159,412
580,000	Rakuten, Inc.	6,885,869
150,800	SG Holdings Co., Ltd.	4,273,005
156,300	Showa Denko KK	4,595,566
22,600	SoftBank Group Corp.	1,082,679
40,900	Stanley Electric Co., Ltd.	1,004,528
48,200	Subaru Corp.	1,170,856
493,800	SUMCO Corp.	5,871,647
944,200	Sumitomo Chemical Co., Ltd.	4,378,797
238,200	Sumitomo Corp.	3,606,748
248,300	Sumitomo Electric Industries Ltd.	3,257,620
67,800	Sumitomo Heavy Industries Ltd.	2,329,908
74,400	Sumitomo Metal Mining Co., Ltd.	2,221,338
274,650	Sumitomo Rubber Industries Ltd.	3,174,084
75,900	Suzuken Co., Ltd.	4,449,177
266,300	Teijin Ltd.	4,537,338
88,900	THK Co., Ltd.	2,123,244
24,200	Toho Gas Co., Ltd.	889,978
868,300	Tokyo Electric Power Co., Holdings, Inc. (b)	4,526,129
172,400	Toshiba Corp.	5,364,764
353,180	Tosoh Corp.	4,962,832
168,000	Yamaha Motor Co., Ltd.	2,984,000
118,300	Yokohama Rubber (The) Co., Ltd.	2,172,555
		220,940,043
Shares	Description	Value

	Luxembourg – 1.5%
270,828	ArcelorMittal	$4,846,035
665,389	Aroundtown S.A.	5,482,424
225,604	B&M European Value Retail S.A.	954,924
181,976	Grand City Properties S.A.	4,159,190
		15,442,573
	Netherlands – 2.9%
835,644	Altice Europe N.V., Class A (b)	3,001,716
57,664	IMCD N.V.	5,284,920
164,910	Koninklijke Ahold Delhaize N.V.	3,708,754
20,134	Koninklijke DSM N.V.	2,488,618
119,770	OCI N.V. (b)	3,287,637
288,446	SBM Offshore N.V.	5,569,303
74,212	STMicroelectronics N.V.	1,316,429
43,344	Takeaway.com N.V. (b) (c)	4,061,204
		28,718,581
	New Zealand – 0.3%
337,607	a2 Milk Co., Ltd. (b)	3,327,220
	Norway – 0.8%
30,808	Aker BP ASA	883,381
50,082	Equinor ASA	988,965
185,463	Tomra Systems ASA	6,096,258
		7,968,604
	Portugal – 0.0%
81,454	Banco Espirito Santo S.A. (b) (e) (f) (g)	0
	Singapore – 0.6%
4,958,800	Yangzijiang Shipbuilding Holdings Ltd.	5,607,512
	South Korea – 6.4%
11,579	CJ CheilJedang Corp.	2,978,360
1,547	CJ Corp. (Preference Shares) (b) (e)	49,573
15,065	CJ Logistics Corp. (b)	1,754,854
51,729	Daelim Industrial Co., Ltd.	5,152,068
7,248	E-MART, Inc.	878,812
79,915	Fila Korea Ltd.	5,308,518
94,444	GS Holdings Corp.	4,187,878
133,155	Hankook Tire & Technology Co., Ltd.	4,047,755
5,979	Hyundai Mobis Co., Ltd.	1,219,464
55,530	Hyundai Steel Co.	2,010,266
35,266	Kia Motors Corp.	1,343,874
55,284	Korea Gas Corp.	2,020,513
80,430	LG Corp.	5,356,660
16,600	LG Electronics, Inc.	1,140,068
880	LG Household & Health Care, Ltd.	1,000,684
161,380	LG Uplus Corp.	2,026,597
21,457	Lotte Chemical Corp.	4,692,238
4,927	POSCO	1,043,304

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Korea (Continued)
11,930	Samsung Electro-Mechanics Co., Ltd.	$1,010,483
139,604	Samsung Electronics Co., Ltd.	5,682,577
84,007	SK Hynix, Inc.	5,056,499
24,785	SK Telecom Co., Ltd.	5,559,533
		63,520,578
	Spain – 2.5%
99,910	ACS Actividades de Construccion y Servicios S.A. (d)	3,988,765
112,170	Cellnex Telecom S.A. (c)	4,150,428
43,014	Endesa S.A. (d)	1,105,883
499,934	Iberdrola S.A.	4,983,251
432,961	International Consolidated Airlines Group S.A.	2,622,181
39,235	Naturgy Energy Group S.A.	1,081,000
128,194	Repsol S.A.	2,009,431
275,624	Siemens Gamesa Renewable Energy S.A.	4,582,084
		24,523,023
	Sweden – 5.0%
101,513	Assa Abloy AB, Class B	2,294,555
58,883	Axfood AB	1,165,149
77,219	Boliden AB	1,974,516
169,452	Castellum AB	3,239,901
113,990	Essity AB, Class B	3,503,362
377,292	Fabege AB	5,677,978
102,552	Fastighets AB Balder, Class B (b)	3,434,542
63,155	Hufvudstaden AB, Class A	1,073,876
136,553	ICA Gruppen AB	5,870,243
153,996	Indutrade AB	4,921,955
152,613	Intrum AB (d)	3,917,979
64,720	Lundin Petroleum AB	2,006,525
427,841	Nibe Industrier AB, Class B	6,263,627
1,218,892	SSAB AB, Class A	4,248,858
		49,593,066
	Switzerland – 1.9%
216	Belimo Holding AG	1,327,597
2,497	Emmi AG	2,335,342
32,985	Panalpina Welttransport Holding AG (b)	7,595,808
4,039	Straumann Holding AG	3,564,018
7,523	Swiss Life Holding AG	3,728,363
		18,551,128
	United Kingdom – 5.3%
427,933	3i Group PLC	6,051,355
123,135	Anglo American PLC	3,509,843
87,252	Antofagasta PLC	1,030,050
104,507	AVEVA Group PLC	5,364,488
341,583	Babcock International Group PLC	1,987,641
Shares	Description	Value

	United Kingdom (Continued)
281,327	Barratt Developments PLC	$2,045,735
110,720	Bellway PLC	3,915,957
22,848	Berkeley Group Holdings PLC	1,082,580
301,829	BP PLC	2,102,826
679,284	Evraz PLC	5,738,392
151,230	Halma PLC	3,879,501
838,496	JD Sports Fashion PLC	6,244,268
224,462	Just Eat PLC (b)	1,781,597
37,788	Rio Tinto PLC	2,342,097
34,714	Royal Dutch Shell PLC, Class B	1,137,835
307,387	Travis Perkins PLC	4,975,216
		53,189,381
	Total Common Stocks	939,653,697
	(Cost $954,327,350)
REAL ESTATE INVESTMENT TRUSTS (a) – 5.7%
	Australia – 1.7%
602,188	Charter Hall Group	4,578,556
242,718	Dexus	2,211,794
231,628	Goodman Group	2,444,095
746,916	GPT (The) Group	3,224,890
2,248,896	Mirvac Group	4,941,761
		17,401,096
	Belgium – 0.4%
20,520	Warehouses De Pauw CVA	3,453,327
	Canada – 0.4%
114,250	Canadian Apartment Properties REIT	4,219,106
	Hong Kong – 1.1%
6,338,964	Champion REIT	5,282,673
469,390	Link REIT	5,768,455
		11,051,128
	Japan – 0.3%
463	Daiwa Office Investment Corp.	3,319,566
	Singapore – 0.5%
4,508,000	Mapletree North Asia Commercial Trust	4,864,508
	Spain – 0.6%
419,255	Merlin Properties Socimi S.A.	5,816,165
	United Kingdom – 0.7%
625,822	Segro PLC	5,803,357
586,947	Tritax Big Box REIT PLC	1,150,142
		6,953,499
	Total Real Estate Investment Trusts	57,078,395
	(Cost $49,199,327)

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
RIGHTS (a) – 0.0%
	Spain – 0.0%
99,927	ACS Actividades de Construccion y Servicios S.A., expiring 07/08/19 (b) (d)	$156,805
	(Cost $165,027)
MONEY MARKET FUNDS – 0.2%
1,210,215	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.25% (h) (i)	1,210,215
	(Cost $1,210,215)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.9%
$8,984,295	BNP Paribas S.A., 2.48% (h), dated 6/28/19, due 7/1/19, with a maturity value of $8,986,152. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 7/31/20. The value of the collateral including accrued interest is $9,168,051. (i)	8,984,295
	(Cost $8,984,295)
	Total Investments – 100.8%	1,007,083,407
	(Cost $1,013,886,214) (j)
	Net Other Assets and Liabilities – (0.8)%	(7,649,264)
	Net Assets – 100.0%	$999,434,143

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $9,728,958 and the total value of the collateral held by the Fund is $10,194,510.
(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2019, securities noted as such are valued at $49,573 or 0.0% of net assets.
(f)	This issuer has filed for protection in bankruptcy court.
(g)	This security’s value was determined using significant unobservable inputs (see Note 2A — Portfolio Valuation in the Notes to Financial Statements).
(h)	Rate shown reflects yield as of June 30, 2019.
(i)	This security serves as collateral for securities on loan.
(j)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $66,662,594 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $73,465,401. The net unrealized depreciation was $6,802,807.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Portugal	$ —**	$ —	$ —	$ —**
South Korea	63,520,578	63,471,005	49,573	—
Other Country Categories*	876,133,119	876,133,119	—	—
Real Estate Investment Trusts*	57,078,395	57,078,395	—	—
Rights*	156,805	156,805	—	—
Money Market Funds	1,210,215	1,210,215	—	—
Repurchase Agreements	8,984,295	—	8,984,295	—
Total Investments	$ 1,007,083,407	$ 998,049,539	$ 9,033,868	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2I – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$9,728,958
Non-cash Collateral (2)	(9,728,958)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value”, is not offset and is shown on a gross basis.
(2)	At June 30, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$8,984,295
Non-cash Collateral (4)	(8,984,295)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Currency Exposure Diversification	% of Total Investments
EUR	24.5%
JPY	22.3
CAD	11.9
HKD	9.1
AUD	7.4
GBP	6.3
KRW	6.3
SEK	4.9
CHF	1.9
DKK	1.5
USD	1.4
SGD	1.0
NOK	0.8
ILS	0.4
NZD	0.3
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.7%
	Bermuda – 2.6%
3,968,306	Alibaba Health Information Technology Ltd. (b)	$3,799,804
7,710,330	Brilliance China Automotive Holdings Ltd.	8,527,881
1,297,490	China Resources Gas Group Ltd.	6,436,210
		18,763,895
	Brazil – 14.6%
888,151	Atacadao S.A.	5,088,431
155,411	Azul S.A. (Preference Shares) (b)	1,752,039
370,338	B3 S.A. - Brasil Bolsa Balcao	3,612,771
628,385	Centrais Eletricas Brasileiras S.A., Class B (Preference Shares)	5,891,186
130,063	Cia Brasileira de Distribuicao (Preference Shares)	3,206,908
283,222	Cia de Saneamento Basico do Estado de Sao Paulo	3,486,479
1,233,631	Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	7,948,028
1,830,049	Cia Siderurgica Nacional S.A.	7,963,676
557,812	Cosan S.A.	6,704,000
417,768	Engie Brasil Energia S.A.	4,729,326
74,347	Equatorial Energia S.A.	1,777,381
785,690	Gerdau S.A. (Preference Shares)	3,110,063
65,182	IRB Brasil Resseguros S.A.	1,672,008
1,867,982	JBS S.A.	10,322,681
1,122,199	Kroton Educacional S.A.	3,205,907
359,811	Localiza Rent a Car S.A.	3,839,908
34,409	Magazine Luiza S.A.	1,891,803
393,104	Natura Cosmeticos S.A.	5,783,004
1,059,808	Petroleo Brasileiro S.A. (Preference Shares)	7,565,030
626,070	Telefonica Brasil S.A. (Preference Shares)	8,137,386
1,513,396	TIM Participacoes S.A.	4,583,600
592,396	Usinas Siderurgicas de Minas Gerais S.A., Class A (Preference Shares)	1,379,190
		103,650,805
	Cayman Islands – 13.4%
898,965	ANTA Sports Products Ltd.	6,174,005
747,661	Chailease Holding Co., Ltd.	3,093,238
6,334,135	China Aoyuan Property Group Ltd. (c)	8,903,158
4,059,740	China Hongqiao Group Ltd.	2,863,547
1,364,080	China Resources Land Ltd.	6,006,932
5,605,944	China Zhongwang Holdings Ltd.	2,827,479
8,064,814	CIFI Holdings Group Co., Ltd.	5,316,870
2,936,010	Country Garden Holdings Co., Ltd.	4,465,071
Shares	Description	Value

	Cayman Islands (Continued)
6,170,690	Future Land Development Holdings Ltd.	$8,120,472
3,895,020	Li Ning Co., Ltd.	9,184,463
3,710,720	Logan Property Holdings Co., Ltd.	6,004,263
2,169,225	Longfor Group Holdings Ltd.	8,177,948
1,534,595	Sunac China Holdings Ltd.	7,543,614
3,684,655	Times China Holdings Ltd.	7,377,140
1,716,215	Yihai International Holding Ltd.	8,908,755
		94,966,955
	Chile – 0.7%
1,765,725	Cencosud S.A.	3,491,712
8,704,750	Enel Americas S.A.	1,531,240
		5,022,952
	China – 19.0%
2,484,005	Air China Ltd., Class H	2,505,723
13,585,758	Angang Steel Co., Ltd., Class H (c)	6,191,392
750,458	Anhui Conch Cement Co., Ltd., Class H	4,702,551
593,460	Anhui Gujing Distillery Co., Ltd., Class B	5,143,214
7,015,993	BAIC Motor Corp. Ltd., Class H (d)	4,400,881
4,830,805	Beijing Capital International Airport Co., Ltd., Class H	4,236,084
1,979,545	China International Capital Corp., Ltd., Class H (d)	3,993,705
4,301,740	China International Marine Containers Group Co., Ltd., Class H	4,328,338
4,394,538	China Longyuan Power Group Corp., Ltd., Class H	2,818,418
5,813,748	China National Building Material Co., Ltd., Class H	5,098,016
5,813,952	China Petroleum & Chemical Corp., Class H	3,952,032
2,680,904	China Shenhua Energy Co., Ltd., Class H	5,614,602
8,254,066	China Telecom Corp., Ltd., Class H	4,152,551
727,045	China Vanke Co., Ltd., Class H	2,726,989
7,631,392	Dongfeng Motor Group Co., Ltd., Class H	6,252,277
1,733,365	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	7,821,744
3,532,629	Guangzhou R&F Properties Co., Ltd., Class H	6,792,387
4,222,200	Huaxin Cement Co., Ltd., Class B	9,787,060
4,966,008	Inner Mongolia Yitai Coal Co., Ltd., Class B	5,383,153

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	China (Continued)
15,620,666	Maanshan Iron & Steel Co., Ltd., Class H	$6,198,915
15,513,480	Metallurgical Corp. of China Ltd., Class H	4,150,591
5,444,240	Shenzhen Expressway Co., Ltd., Class H	6,544,211
4,783,390	Weichai Power Co., Ltd., Class H	8,082,843
6,224,002	Yanzhou Coal Mining Co., Ltd., Class H	5,816,303
12,336,325	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	8,101,354
		134,795,334
	Colombia – 0.2%
3,942,034	Grupo Aval Acciones y Valores S.A. (Preference Shares)	1,576,323
	Hong Kong – 6.1%
1,078,300	Beijing Enterprises Holdings Ltd.	5,480,051
3,083,335	China Everbright Ltd.	4,554,922
11,715,820	China Jinmao Holdings Group Ltd.	7,123,948
2,870,230	China Merchants Port Holdings Co., Ltd.	4,879,431
449,909	China Mobile Ltd.	4,097,831
2,447,921	CNOOC Ltd.	4,186,570
8,495,965	Lenovo Group Ltd.	6,579,949
3,591,888	Sinotruk Hong Kong Ltd.	6,216,614
		43,119,316
	Hungary – 0.6%
406,514	MOL Hungarian Oil & Gas PLC	4,510,006
	India – 6.7%
69,998	Bajaj Finance Ltd.	3,732,855
30,089	Bajaj Finserv Ltd.	3,715,884
2,060,780	Hindalco Industries Ltd.	6,181,370
1,118,960	Hindustan Petroleum Corp., Ltd.	4,701,812
528,701	ICICI Bank Ltd.	3,347,872
1,907,611	IDFC First Bank Ltd.	1,195,236
1,720,106	Power Finance Corp., Ltd. (b)	3,344,149
310,649	Reliance Industries Ltd.	5,639,408
330,078	State Bank of India (b)	1,727,437
1,016,051	Tata Steel Ltd.	7,424,521
2,295,957	Vedanta Ltd.	5,799,140
384,850	Yes Bank Ltd.	606,315
		47,415,999
	Indonesia – 3.9%
80,903,486	Adaro Energy Tbk PT	7,788,267
18,186,381	Barito Pacific Tbk PT	4,132,244
12,652,927	Indah Kiat Pulp & Paper Corp. Tbk PT	8,396,474
10,927,049	Jasa Marga Persero Tbk PT	4,428,056
Shares	Description	Value

	Indonesia (Continued)
9,260,865	Perusahaan Gas Negara Persero Tbk	$1,383,148
804,546	United Tractors Tbk PT	1,605,960
		27,734,149
	Mexico – 1.5%
1,436,902	Alfa S.A.B. de C.V., Class A	1,408,922
3,268,277	Cemex S.A.B. de C.V.	1,380,956
56,492	Grupo Elektra S.A.B. de C.V.	3,704,963
3,526,162	Grupo Lala S.A.B. de C.V.	4,324,629
		10,819,470
	Philippines – 1.6%
19,863,000	Alliance Global Group, Inc.	5,985,844
1,248,310	International Container Terminal Services, Inc.	3,566,948
13,835,490	Megaworld Corp.	1,647,243
		11,200,035
	Poland – 3.4%
193,682	Dino Polska S.A. (b) (d)	6,790,399
140,499	Grupa Lotos S.A.	3,187,301
54,754	KGHM Polska Miedz S.A. (b)	1,517,828
1,178,849	PGE Polska Grupa Energetyczna S.A. (b)	3,028,543
240,023	Polski Koncern Naftowy ORLEN S.A.	5,784,492
2,810,019	Polskie Gornictwo Naftowe i Gazownictwo S.A.	3,996,411
		24,304,974
	Russia – 5.0%
3,059,078,204	Federal Grid Co. Unified Energy System PJSC	9,796,016
134,330,942	Inter RAO UES PJSC	9,620,824
27,584	Magnit PJSC	1,629,227
7,318	MMC Norilsk Nickel PJSC	1,655,790
2,769,242	Rostelecom PJSC	3,553,721
801,908,521	RusHydro PJSC	7,613,764
132,978	Tatneft PJSC	1,629,519
		35,498,861
	South Africa – 2.9%
119,751	Anglo American Platinum Ltd.	7,115,598
402,284	Exxaro Resources Ltd.	4,912,235
1,806,437	Impala Platinum Holdings Ltd. (b)	8,945,615
		20,973,448
	Taiwan – 8.9%
1,395,638	ASE Technology Holding Co., Ltd.	2,763,461
1,174,632	Asia Cement Corp.	1,798,282
12,450,053	AU Optronics Corp.	3,727,861
993,727	Catcher Technology Co., Ltd.	7,118,732
296,243	Delta Electronics, Inc.	1,502,222

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan (Continued)
1,546,889	Far Eastern New Century Corp.	$1,668,436
432,136	Feng TAY Enterprise Co., Ltd.	3,366,986
2,563,411	Hon Hai Precision Industry Co., Ltd.	6,387,997
374,324	Hotai Motor Co., Ltd.	6,122,333
4,710,268	Innolux Corp.	1,111,617
3,835,723	Nanya Technology Corp.	7,965,490
951,572	Novatek Microelectronics Corp.	5,300,213
883,726	Pegatron Corp.	1,527,909
1,141,884	Taiwan Cement Corp.	1,693,001
8,086,302	United Microelectronics Corp.	3,631,865
706,539	Walsin Technology Corp.	3,730,659
437,484	Yageo Corp.	3,718,533
		63,135,597
	Thailand – 2.9%
13,226,600	BTS Group Holdings PCL	5,175,485
332,300	Electricity Generating PCL	3,521,562
1,015,700	Gulf Energy Development PCL	4,073,730
386,500	PTT Exploration & Production PCL	1,701,394
2,884,700	PTT Global Chemical PCL	6,020,080
		20,492,251
	Turkey – 3.7%
1,366,095	Akbank T.A.S. (b)	1,604,256
4,733,398	Eregli Demir ve Celik Fabrikalari T.A.S.	6,433,269
1,073,176	KOC Holding A.S.	3,250,757
69,181	Tupras Turkiye Petrol Rafinerileri A.S.	1,373,943
3,338,640	Turk Hava Yollari AO (b)	7,432,013
714,120	Turkcell Iletisim Hizmetleri A.S.	1,578,574
1,035,221	Turkiye Garanti Bankasi A.S. (b)	1,626,891
3,139,533	Turkiye Is Bankasi A.S., Class C (b)	3,280,230
		26,579,933
	Total Common Stocks	694,560,303
	(Cost $685,703,091)
REAL ESTATE INVESTMENT TRUSTS (a) – 1.2%
	Mexico – 0.8%
4,421,071	Fibra Uno Administracion S.A. de C.V.	5,864,433
	South Africa – 0.4%
4,544,032	Redefine Properties Ltd.	2,916,440
	Total Real Estate Investment Trusts	8,780,873
	(Cost $9,787,098)
Shares	Description	Value
RIGHTS (a) – 0.0%
	Chile – 0.0%
2,831,703	Enel Americas S.A., expiring 07/26/19 (b)	$41,789
	(Cost $0)
MONEY MARKET FUNDS – 0.0%
63,688	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.25% (e) (f)	63,688
	(Cost $63,688)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.1%
$472,804	BNP Paribas S.A., 2.48% (e), dated 6/28/19, due 7/1/19, with a maturity value of $472,901. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 7/31/20. The value of the collateral including accrued interest is $482,474. (f)	472,804
	(Cost $472,804)
	Total Investments – 99.0%	703,919,457
	(Cost $696,026,681) (g)
	Net Other Assets and Liabilities – 1.0%	6,934,551
	Net Assets – 100.0%	$710,854,008

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $509,428 and the total value of the collateral held by the Fund is $536,492.
(d)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Rate shown reflects yield as of June 30, 2019.
(f)	This security serves as collateral for securities on loan.

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $51,571,656 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $43,678,880. The net unrealized appreciation was $7,892,776.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Thailand	$ 20,492,251	$ —	$ 20,492,251	$ —
Other Country Categories*	674,068,052	674,068,052	—	—
Real Estate Investment Trusts*	8,780,873	8,780,873	—	—
Rights*	41,789	41,789	—	—
Money Market Funds	63,688	63,688	—	—
Repurchase Agreements	472,804	—	472,804	—
Total Investments	$ 703,919,457	$ 682,954,402	$ 20,965,055	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2I – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$509,428
Non-cash Collateral (2)	(509,428)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value”, is not offset and is shown on a gross basis.
(2)	At June 30, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$472,804
Non-cash Collateral (4)	(472,804)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

See Notes to Financial Statements

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.4%
	Airlines – 2.9%
248,138	Deutsche Lufthansa AG	$4,252,117
	Auto Components – 8.6%
32,386	Continental AG	4,721,845
84,281	Hella GmbH & Co., KGaA	4,166,946
524,357	Schaeffler AG (Preference Shares)	3,901,836
		12,790,627
	Automobiles – 12.5%
55,313	Bayerische Motoren Werke AG	4,093,927
63,886	Daimler AG	3,554,145
94,661	Porsche Automobil Holding SE (Preference Shares)	6,150,494
28,150	Volkswagen AG (Preference Shares)	4,744,428
		18,542,994
	Banks – 0.8%
169,058	Commerzbank AG	1,214,738
	Biotechnology – 1.4%
21,982	MorphoSys AG (a)	2,110,890
	Capital Markets – 0.9%
9,316	Deutsche Boerse AG	1,317,797
	Chemicals – 5.6%
16,186	BASF SE	1,176,454
113,208	Covestro AG (b)	5,755,465
44,847	Evonik Industries AG	1,305,995
		8,237,914
	Construction Materials – 2.0%
36,630	HeidelbergCement AG	2,963,954
	Diversified Telecommunication Services – 3.1%
263,877	Deutsche Telekom AG	4,564,429
	Food & Staples Retailing – 2.7%
218,962	METRO AG	4,002,380
	Health Care Equipment & Supplies – 3.8%
57,257	Carl Zeiss Meditec AG	5,648,026
	Health Care Providers & Services – 0.9%
17,261	Fresenius Medical Care AG & Co., KGaA	1,355,081
	Insurance – 15.4%
16,747	Allianz SE	4,037,119
41,998	Hannover Rueck SE	6,790,892
25,654	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,438,075
Shares	Description	Value

	Insurance (Continued)
131,230	Talanx AG	$5,685,344
		22,951,430
	Interactive Media & Services – 1.7%
48,688	Scout24 AG (b)	2,586,565
	IT Services – 3.3%
43,228	Bechtle AG	4,964,610
	Life Sciences Tools & Services – 6.2%
281,504	Evotec AG (a)	7,868,013
32,940	QIAGEN N.V. (a)	1,336,807
		9,204,820
	Multi-Utilities – 3.4%
113,326	E.ON SE	1,230,770
154,653	RWE AG	3,810,798
		5,041,568
	Pharmaceuticals – 3.0%
32,287	Bayer AG	2,237,323
21,731	Merck KGaA	2,272,361
		4,509,684
	Real Estate Management & Development – 16.0%
73,325	Deutsche Wohnen SE	2,690,603
257,959	Grand City Properties S.A.	5,895,836
21,459	LEG Immobilien AG	2,420,582
245,521	TAG Immobilien AG	5,672,976
161,464	TLG Immobilien AG	4,727,718
49,389	Vonovia SE	2,358,730
		23,766,445
	Road & Rail – 3.1%
42,384	Sixt SE	4,539,954
	Textiles, Apparel & Luxury Goods – 1.1%
5,360	adidas AG	1,654,753
	Wireless Telecommunication Services – 1.0%
43,940	1&1 Drillisch AG	1,464,950
	Total Investments – 99.4%	147,685,726
	(Cost $146,347,056) (c)
	Net Other Assets and Liabilities – 0.6%	943,592
	Net Assets – 100.0%	$148,629,318

(a)	Non-income producing security.

See Notes to Financial Statements

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $10,784,389 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,445,719. The net unrealized appreciation was $1,338,670.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 147,685,726	$ 147,685,726	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Germany	94.5%
Luxembourg	4.0
Netherlands	0.9
Total Investments	99.4
Net Other Assets and Liabilities	0.6
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Financial Statements

First Trust Canada AlphaDEX® Fund (FCAN)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.0%
	Airlines – 4.6%
7,263	Air Canada (a)	$220,128
	Auto Components – 3.2%
3,043	Magna International, Inc.	151,412
	Capital Markets – 3.7%
2,703	Brookfield Asset Management, Inc., Class A	129,314
2,728	CI Financial Corp.	44,454
		173,768
	Chemicals – 0.7%
718	Methanex Corp.	32,595
	Commercial Services & Supplies – 1.5%
2,111	Ritchie Bros. Auctioneers, Inc.	70,203
	Electric Utilities – 1.7%
1,036	Fortis, Inc.	40,908
2,328	Hydro One Ltd. (b)	40,603
		81,511
	Food & Staples Retailing – 14.6%
3,471	Alimentation Couche-Tard, Inc., Class B	218,430
8,176	Empire Co., Ltd., Class A	205,906
3,086	Loblaw Cos., Ltd.	158,006
2,987	Metro, Inc.	112,085
		694,427
	Insurance – 4.4%
157	Fairfax Financial Holdings, Ltd.	77,059
1,082	iA Financial Corp. Inc.	44,072
950	Intact Financial Corp.	87,793
		208,924
	IT Services – 3.4%
1,129	CGI, Inc. (a)	86,799
250	Shopify, Inc., Class A (a)	75,136
		161,935
	Media – 3.3%
6,561	Quebecor, Inc., Class B	156,266
	Metals & Mining – 21.6%
59,073	B2Gold Corp. (a)	179,536
32,141	Kinross Gold Corp. (a)	124,190
5,297	Kirkland Lake Gold Ltd.	228,213
41,791	Lundin Mining Corp.	230,089
8,020	Teck Resources Ltd., Class B	185,075
62,853	Turquoise Hill Resources Ltd. (a)	78,233
		1,025,336
	Multi-Utilities – 1.7%
2,442	ATCO, Ltd., Class I	82,311
Shares	Description	Value

	Oil, Gas & Consumable Fuels – 19.5%
5,724	Canadian Natural Resources, Ltd.	$154,339
16,704	Husky Energy, Inc.	158,296
1,363	Imperial Oil Ltd.	37,740
2,959	Kinder Morgan Canada Ltd. (b)	26,369
6,670	Parkland Fuel Corp.	211,629
16,926	Seven Generations Energy Ltd., Class A (a)	82,979
3,709	Suncor Energy, Inc.	115,698
11,105	Tourmaline Oil Corp.	141,446
		928,496
	Paper & Forest Products – 3.3%
3,495	West Fraser Timber Co., Ltd.	159,331
	Textiles, Apparel & Luxury Goods – 2.8%
3,413	Gildan Activewear, Inc.	132,084
	Trading Companies & Distributors – 1.7%
1,738	Toromont Industries Ltd.	82,378
	Wireless Telecommunication Services – 2.3%
2,021	Rogers Communications, Inc., Class B	108,184
	Total Common Stocks	4,469,289
	(Cost $4,808,725)
REAL ESTATE INVESTMENT TRUSTS – 5.8%
	Equity Real Estate Investment Trusts – 5.8%
2,127	Allied Properties Real Estate Investment Trust	76,939
3,192	Canadian Apartment Properties REIT	117,877
4,566	H&R Real Estate Investment Trust	79,636
	Total Real Estate Investment Trusts	274,452
	(Cost $269,022)
	Total Investments – 99.8%	4,743,741
	(Cost $5,077,747) (c)
	Net Other Assets and Liabilities – 0.2%	7,405
	Net Assets – 100.0%	$4,751,146

(a)	Non-income producing security.

See Notes to Financial Statements

First Trust Canada AlphaDEX® Fund (FCAN)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $299,676 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $633,682. The net unrealized depreciation was $334,006.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,469,289	$ 4,469,289	$ —	$ —
Real Estate Investment Trusts*	274,452	274,452	—	—
Total Investments	$ 4,743,741	$ 4,743,741	$—	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Canada	99.8%
Total Investments	99.8
Net Other Assets and Liabilities	0.2
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Financial Statements

First Trust Australia AlphaDEX® Fund (FAUS)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 78.3%
	Airlines – 2.8%
11,704	Qantas Airways Ltd.	$44,371
	Banks – 0.8%
1,570	Bendigo & Adelaide Bank Ltd.	12,764
	Biotechnology – 0.9%
91	CSL Ltd.	13,736
	Chemicals – 0.9%
982	Orica Ltd.	13,974
	Commercial Services & Supplies – 5.3%
6,677	Brambles Ltd.	60,376
5,012	Downer EDI Ltd.	24,349
		84,725
	Construction & Engineering – 0.8%
390	CIMIC Group Ltd.	12,258
	Construction Materials – 2.3%
10,289	Boral Ltd.	36,984
	Diversified Telecommunication Services – 2.0%
12,052	Telstra Corp., Ltd.	32,575
	Food & Staples Retailing – 4.2%
2,879	Woolworths Group Ltd.	67,165
	Health Care Providers & Services – 2.8%
880	Ramsay Health Care Ltd.	44,630
	Hotels, Restaurants & Leisure – 2.2%
2,857	Crown Resorts Ltd.	24,972
3,715	Star Entertainment Group (The) Ltd.	10,745
		35,717
	Insurance – 2.6%
5,032	QBE Insurance Group Ltd.	41,792
	Metals & Mining – 28.9%
1,980	BHP Group Ltd.	57,215
7,729	BlueScope Steel Ltd.	65,385
22,956	Evolution Mining Ltd.	70,267
13,745	Fortescue Metals Group Ltd.	87,040
9,168	Northern Star Resources Ltd.	74,984
682	Rio Tinto Ltd.	49,680
25,513	South32 Ltd.	56,958
		461,529
	Multiline Retail – 1.7%
1,096	Wesfarmers Ltd.	27,823
Shares	Description	Value

	Multi-Utilities – 2.9%
3,290	AGL Energy Ltd.	$46,218
	Oil, Gas & Consumable Fuels – 10.1%
1,995	Caltex Australia Ltd.	34,664
3,092	Santos Ltd.	15,369
2,723	Washington H Soul Pattinson & Co., Ltd.	42,038
15,859	Whitehaven Coal Ltd.	40,750
1,082	Woodside Petroleum Ltd.	27,620
		160,441
	Real Estate Management & Development – 2.5%
4,370	LendLease Group	39,883
	Road & Rail – 0.9%
3,958	Aurizon Holdings Ltd.	15,005
	Trading Companies & Distributors – 1.9%
2,390	Seven Group Holdings Ltd.	31,024
	Transportation Infrastructure – 1.8%
13,410	Qube Holdings Ltd.	28,620
	Total Common Stocks	1,251,234
	(Cost $1,228,773)
REAL ESTATE INVESTMENT TRUSTS – 21.4%
	Equity Real Estate Investment Trusts – 21.4%
6,381	Dexus	58,148
4,781	Goodman Group	50,448
12,690	GPT (The) Group	54,791
37,816	Mirvac Group	83,098
21,720	Scentre Group	58,554
4,813	Stockland	14,090
13,032	Vicinity Centres	22,415
	Total Real Estate Investment Trusts	341,544
	(Cost $302,093)
	Total Investments – 99.7%	1,592,778
	(Cost $1,530,866) (a)
	Net Other Assets and Liabilities – 0.3%	4,235
	Net Assets – 100.0%	$1,597,013

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $176,243 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $114,331. The net unrealized appreciation was $61,912.

See Notes to Financial Statements

First Trust Australia AlphaDEX® Fund (FAUS)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,251,234	$ 1,251,234	$ —	$ —
Real Estate Investment Trusts*	341,544	341,544	—	—
Total Investments	$ 1,592,778	$ 1,592,778	$—	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Australia	99.7%
Total Investments	99.7
Net Other Assets and Liabilities	0.3
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 92.9%
	Aerospace & Defense – 1.7%
87,373	Cobham PLC (a)	$118,227
6,042	Meggitt PLC	40,207
		158,434
	Air Freight & Logistics – 0.6%
20,919	Royal Mail PLC	56,294
	Airlines – 2.2%
5,151	easyJet PLC	62,354
22,891	International Consolidated Airlines Group S.A.	138,637
		200,991
	Banks – 1.8%
109,779	Lloyds Banking Group PLC	78,894
9,342	Standard Chartered PLC	84,732
		163,626
	Beverages – 3.7%
10,679	Britvic PLC	120,497
3,482	Coca-Cola HBC AG	131,421
2,037	Diageo PLC	87,540
		339,458
	Capital Markets – 4.5%
18,399	3i Group PLC	260,178
3,953	Close Brothers Group PLC	70,984
9,986	IG Group Holdings PLC	74,087
		405,249
	Commercial Services & Supplies – 2.4%
23,266	Babcock International Group PLC	135,383
16,880	Rentokil Initial PLC	85,211
		220,594
	Containers & Packaging – 0.5%
9,509	DS Smith PLC	43,775
	Distributors – 0.4%
5,161	Inchcape PLC	40,374
	Diversified Telecommunication Services – 1.3%
47,812	BT Group PLC	119,288
	Electronic Equipment, Instruments & Components – 3.3%
6,260	Halma PLC	160,588
3,746	Spectris PLC	136,913
		297,501
	Food & Staples Retailing – 1.0%
21,479	J Sainsbury PLC	53,450
Shares	Description	Value

	Food & Staples Retailing (Continued)
13,606	Wm Morrison Supermarkets PLC	$34,800
		88,250
	Food Products – 0.9%
1,393	Associated British Foods PLC	43,571
4,312	Tate & Lyle PLC	40,435
		84,006
	Health Care Equipment & Supplies – 2.3%
9,720	Smith & Nephew PLC	210,464
	Hotels, Restaurants & Leisure – 5.5%
2,269	Carnival PLC	100,248
8,624	Compass Group PLC	206,665
670	InterContinental Hotels Group PLC	44,007
13,160	SSP Group PLC	114,648
622	Whitbread PLC	36,565
		502,133
	Household Durables – 10.0%
30,748	Barratt Developments PLC	223,591
5,658	Bellway PLC	200,113
3,272	Berkeley Group Holdings PLC	155,033
5,898	Persimmon PLC	149,579
89,195	Taylor Wimpey PLC	178,688
		907,004
	Industrial Conglomerates – 0.9%
951	DCC PLC	84,782
	Insurance – 5.5%
5,604	Admiral Group PLC	157,139
5,652	Beazley PLC	39,585
27,411	Direct Line Insurance Group PLC	115,502
8,779	Hiscox Ltd.	188,639
		500,865
	Interactive Media & Services – 1.9%
25,031	Auto Trader Group PLC (b)	174,135
	Machinery – 1.8%
1,368	Spirax-Sarco Engineering PLC	159,570
	Media – 3.7%
12,131	Pearson PLC	126,235
16,808	WPP PLC	211,361
		337,596
	Metals & Mining – 14.5%
8,142	Anglo American PLC	232,080
3,634	Antofagasta PLC	42,901

See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining (Continued)
3,446	BHP Group PLC	$88,182
29,615	Evraz PLC	250,179
3,309	Fresnillo PLC	36,568
39,073	Glencore PLC	135,638
16,049	KAZ Minerals PLC	123,063
17,312	Polymetal International PLC	219,150
3,182	Rio Tinto PLC	197,220
		1,324,981
	Multi-Utilities – 2.1%
63,292	Centrica PLC	70,555
11,173	National Grid PLC	118,593
		189,148
	Oil, Gas & Consumable Fuels – 4.4%
22,954	BP PLC	159,919
4,865	Royal Dutch Shell PLC, Class B	159,462
31,781	Tullow Oil PLC	84,555
		403,936
	Personal Products – 0.9%
1,354	Unilever PLC	84,161
	Pharmaceuticals – 3.7%
1,454	AstraZeneca PLC	118,878
3,817	GlaxoSmithKline PLC	76,424
6,634	Hikma Pharmaceuticals PLC	145,076
		340,378
	Professional Services – 2.0%
5,976	Experian PLC	180,927
	Software – 0.7%
1,176	AVEVA Group PLC	60,366
	Specialty Retail – 1.9%
8,159	JD Sports Fashion PLC	60,760
41,147	Kingfisher PLC	112,295
		173,055
	Tobacco – 2.2%
5,692	British American Tobacco PLC	198,713
	Trading Companies & Distributors – 3.9%
6,954	Ashtead Group PLC	199,056
6,007	Bunzl PLC	158,446
		357,502
	Water Utilities – 0.4%
3,866	United Utilities Group PLC	38,433
	Wireless Telecommunication Services – 0.3%
18,614	Vodafone Group PLC	30,570
	Total Common Stocks	8,476,559
	(Cost $8,565,566)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 6.2%
	Equity Real Estate Investment Trusts – 6.2%
2,993	Derwent London PLC	$118,438
24,176	Segro PLC	224,188
17,655	UNITE Group (The) PLC	218,493
	Total Real Estate Investment Trusts	561,119
	(Cost $492,090)
	Total Investments – 99.1%	9,037,678
	(Cost $9,057,656) (c)
	Net Other Assets and Liabilities – 0.9%	82,319
	Net Assets – 100.0%	$9,119,997

(a)	Non-income producing security.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $811,320 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $831,298. The net unrealized depreciation was $19,978.

See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,476,559	$ 8,476,559	$ —	$ —
Real Estate Investment Trusts*	561,119	561,119	—	—
Total Investments	$ 9,037,678	$ 9,037,678	$—	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
United Kingdom	85.0%
Jersey	8.2
Bermuda	2.1
Spain	1.5
Switzerland	1.4
Ireland	0.9
Total Investments	99.1
Net Other Assets and Liabilities	0.9
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
See Notes to Financial Statements

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Automobiles – 12.0%
1,768	Bajaj Auto Ltd.	$72,409
258	Eicher Motors Ltd.	71,534
1,951	Hero MotoCorp Ltd.	72,964
8,104	Mahindra & Mahindra Ltd.	76,940
792	Maruti Suzuki India Ltd.	74,977
32,000	Tata Motors Ltd. (a)	75,355
		444,179
	Banks – 14.0%
6,595	Axis Bank Ltd. (a)	77,250
2,106	HDFC Bank Ltd.	74,558
11,803	ICICI Bank Ltd.	74,739
3,510	IndusInd Bank Ltd.	71,723
3,413	Kotak Mahindra Bank Ltd.	73,034
14,553	State Bank of India (a)	76,162
46,394	Yes Bank Ltd.	73,092
		520,558
	Chemicals – 4.0%
3,677	Asian Paints Ltd.	72,347
5,713	UPL Ltd.	77,587
		149,934
	Construction & Engineering – 2.0%
3,302	Larsen & Toubro Ltd.	74,299
	Construction Materials – 4.0%
5,664	Grasim Industries Ltd.	75,006
1,107	UltraTech Cement Ltd.	73,062
		148,068
	Consumer Finance – 2.1%
1,426	Bajaj Finance Ltd.	76,046
	Diversified Telecommunication Services – 1.9%
18,467	Bharti Infratel Ltd.	71,444
	Electric Utilities – 2.1%
25,437	Power Grid Corp. of India Ltd.	76,244
	Food Products – 1.9%
1,799	Britannia Industries Ltd.	71,507
	Gas Utilities – 2.0%
16,318	GAIL India Ltd.	73,745
	Household Products – 2.0%
2,878	Hindustan Unilever Ltd.	74,531
	Independent Power and Renewable Electricity Producers – 2.1%
37,791	NTPC Ltd.	77,386
	Insurance – 2.0%
606	Bajaj Finserv Ltd.	74,839
Shares	Description	Value

	IT Services – 9.7%
4,725	HCL Technologies Ltd.	$72,877
6,778	Infosys Ltd.	71,877
2,260	Tata Consultancy Services Ltd.	72,920
6,867	Tech Mahindra Ltd.	70,294
17,788	Wipro Ltd.	72,283
		360,251
	Media – 1.9%
14,711	Zee Entertainment Enterprises Ltd.	72,172
	Metals & Mining – 8.2%
25,726	Hindalco Industries Ltd.	77,166
19,033	JSW Steel Ltd	76,267
10,218	Tata Steel Ltd.	74,665
29,494	Vedanta Ltd.	74,496
		302,594
	Oil, Gas & Consumable Fuels – 9.9%
13,381	Bharat Petroleum Corp., Ltd.	76,076
19,999	Coal India Ltd.	73,532
33,050	Indian Oil Corp., Ltd.	74,644
29,744	Oil & Natural Gas Corp., Ltd.	72,284
3,974	Reliance Industries Ltd.	72,143
		368,679
	Pharmaceuticals – 6.1%
9,219	Cipla Ltd.	73,916
1,993	Dr Reddy’s Laboratories Ltd.	73,638
13,283	Sun Pharmaceutical Industries Ltd.	77,155
		224,709
	Textiles, Apparel & Luxury Goods – 2.1%
3,935	Titan Co., Ltd.	76,086
	Thrifts & Mortgage Finance – 4.0%
2,375	Housing Development Finance Corp., Ltd.	75,423
8,308	Indiabulls Housing Finance Ltd.	73,141
		148,564
	Tobacco – 2.0%
18,541	ITC Ltd.	73,557
	Transportation Infrastructure – 2.0%
12,649	Adani Ports & Special Economic Zone Ltd.	75,167

See Notes to Financial Statements

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Wireless Telecommunication Services – 2.0%
14,790	Bharti Airtel Ltd.	$74,274
	Total Investments – 100.0%	3,708,833
	(Cost $3,819,654) (b)
	Net Other Assets and Liabilities – 0.0%	756
	Net Assets – 100.0%	$3,709,589

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $326,743 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $437,564. The net unrealized depreciation was $110,821.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,708,833	$ 3,708,833	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
India	100.0%
Total Investments	100.0
Net Other Assets and Liabilities	0.0
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
See Notes to Financial Statements

First Trust Hong Kong AlphaDEX® Fund (FHK)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 89.4%
	Auto Components – 1.5%
50,201	Xinyi Glass Holdings Ltd.	$52,696
	Capital Markets – 3.3%
16,000	China Ding Yi Feng Holdings Ltd. (a)	47,273
2,000	Hong Kong Exchanges & Clearing Ltd.	70,612
		117,885
	Diversified Telecommunication Services – 2.3%
147,000	PCCW Ltd.	84,869
	Electric Utilities – 3.1%
7,500	CLP Holdings Ltd.	82,761
4,000	Power Assets Holdings Ltd.	28,777
		111,538
	Electronic Equipment, Instruments & Components – 4.5%
65,000	FIT Hon Teng Ltd. (b)	26,294
48,867	Kingboard Holdings Ltd.	136,059
		162,353
	Food Products – 7.1%
38,000	Vitasoy International Holdings Ltd.	182,662
73,228	WH Group Ltd. (b)	74,243
		256,905
	Gas Utilities – 7.8%
39,667	China Gas Holdings Ltd.	147,513
60,500	Hong Kong & China Gas Co., Ltd.	134,140
		281,653
	Hotels, Restaurants & Leisure – 3.6%
106,000	NagaCorp Ltd.	130,402
	Industrial Conglomerates – 4.0%
3,005	CK Hutchison Holdings Ltd.	29,620
55,381	NWS Holdings Ltd.	113,857
		143,477
	Insurance – 2.0%
6,800	AIA Group Ltd.	73,339
	Machinery – 1.1%
5,167	Techtronic Industries Co., Ltd.	39,554
	Paper & Forest Products – 6.3%
133,301	Lee & Man Paper Manufacturing Ltd.	93,342
Shares	Description	Value

	Paper & Forest Products (Continued)
152,501	Nine Dragons Paper Holdings Ltd.	$135,288
		228,630
	Personal Products – 2.5%
46,500	L’Occitane International S.A.	91,908
	Real Estate Management & Development – 36.8%
15,383	CK Asset Holdings Ltd.	120,418
11,500	Hang Lung Group Ltd.	31,872
15,300	Hang Lung Properties Ltd.	36,391
18,844	Henderson Land Development Co., Ltd.	103,848
12,000	Hysan Development Co., Ltd.	61,984
76,000	Jiayuan International Group Ltd.	33,468
32,942	Kerry Properties Ltd.	138,318
43,000	New World Development Co., Ltd.	67,266
52,934	Shimao Property Holdings Ltd.	161,275
48,478	Sino Land Co., Ltd.	81,296
6,101	Sun Hung Kai Properties Ltd.	103,483
10,817	Swire Pacific Ltd., Class A	132,933
32,899	Wharf Holdings (The) Ltd.	87,178
14,000	Wharf Real Estate Investment Co., Ltd.	98,660
10,027	Wheelock & Co., Ltd.	71,881
		1,330,271
	Semiconductors & Semiconductor Equipment – 0.8%
2,900	ASM Pacific Technology Ltd.	29,699
	Textiles, Apparel & Luxury Goods – 2.7%
35,135	Yue Yuen Industrial Holdings Ltd.	96,252
	Total Common Stocks	3,231,431
	(Cost $3,088,750)
REAL ESTATE INVESTMENT TRUSTS – 10.3%
	Equity Real Estate Investment Trusts – 10.3%
206,040	Champion REIT	171,707
61,000	Hui Xian Real Estate Investment Trust	30,186

See Notes to Financial Statements

First Trust Hong Kong AlphaDEX® Fund (FHK)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
13,894	Link REIT	$170,747
	Total Real Estate Investment Trusts	372,640
	(Cost $245,526)
	Total Investments – 99.7%	3,604,071
	(Cost $3,334,276) (c)
	Net Other Assets and Liabilities – 0.3%	10,813
	Net Assets – 100.0%	$3,614,884

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2019, securities noted as such are valued at $47,273 or 1.3% of net assets.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $543,817 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $274,022. The net unrealized appreciation was $269,795.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Capital Markets	$ 117,885	$ 70,612	$ 47,273	$ —
Other industry categories*	3,113,546	3,113,546	—	—
Real Estate Investment Trusts*	372,640	372,640	—	—
Total Investments	$ 3,604,071	$ 3,556,798	$ 47,273	$—

*	See Portfolio of Investments for industry breakout.
Country Allocation†	% of Net Assets
Hong Kong	51.1%
Cayman Islands	28.6
Bermuda	17.5
Luxembourg	2.5
Total Investments	99.7
Net Other Assets and Liabilities	0.3
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Financial Statements

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 98.2%
	Air Freight & Logistics – 4.8%
35,076	Panalpina Welttransport Holding AG (a)	$8,077,325
	Banks – 1.4%
1,550	Banque Cantonale Vaudoise	1,206,720
2,544	St Galler Kantonalbank AG	1,146,650
		2,353,370
	Capital Markets – 4.1%
98,436	Julius Baer Group Ltd.	4,382,328
45,585	Vontobel Holding AG	2,535,613
		6,917,941
	Chemicals – 6.9%
127,004	Clariant AG	2,581,842
1,514	Givaudan S.A.	4,274,313
27,659	Sika AG	4,720,333
		11,576,488
	Diversified Financial Services – 3.7%
81,069	Pargesa Holding S.A.	6,249,173
	Diversified Telecommunication Services – 4.0%
39,864	Sunrise Communications Group AG (b)	2,974,895
7,337	Swisscom AG	3,683,532
		6,658,427
	Electric Utilities – 3.4%
83,606	BKW AG	5,584,011
	Food Products – 7.1%
31	Chocoladefabriken Lindt & Spruengli AG	2,521,410
6,742	Emmi AG	6,305,517
28,791	Nestle S.A.	2,980,556
		11,807,483
	Health Care Equipment & Supplies – 2.0%
7,153	Sonova Holding AG	1,625,215
1,859	Straumann Holding AG	1,640,384
		3,265,599
	Insurance – 16.4%
16,968	Baloise Holding AG	3,003,555
49,989	Helvetia Holding AG	6,272,948
15,251	Swiss Life Holding AG	7,558,322
63,735	Swiss Re AG	6,479,268
11,758	Zurich Insurance Group AG	4,093,981
		27,408,074
	Life Sciences Tools & Services – 1.8%
9,020	Lonza Group AG	3,043,626
Shares	Description	Value

	Machinery – 15.1%
21,724	Bucher Industries AG	$7,486,123
5,842	Georg Fischer AG	5,583,473
437,236	OC Oerlikon Corp. AG	5,338,920
5,900	Schindler Holding AG	1,313,327
45,167	SFS Group AG	3,844,886
13,311	VAT Group AG (b)	1,639,672
		25,206,401
	Marine – 0.8%
9,092	Kuehne + Nagel International AG	1,349,550
	Pharmaceuticals – 6.2%
54,676	Novartis AG	4,996,004
18,878	Roche Holding AG	5,311,251
		10,307,255
	Professional Services – 6.9%
125,055	Adecco Group AG	7,514,573
67,723	DKSH Holding AG	3,968,199
		11,482,772
	Real Estate Management & Development – 3.3%
35,584	PSP Swiss Property AG	4,159,121
14,441	Swiss Prime Site AG	1,261,110
		5,420,231
	Specialty Retail – 1.3%
24,673	Dufry AG	2,089,698
	Textiles, Apparel & Luxury Goods – 7.4%
91,171	Cie Financiere Richemont S.A.	7,736,740
16,027	Swatch Group (The) AG	4,588,759
		12,325,499
	Transportation Infrastructure – 1.6%
14,139	Flughafen Zurich AG	2,662,106
	Total Investments – 98.2%	163,785,029
	(Cost $149,967,901) (c)
	Net Other Assets and Liabilities – 1.8%	3,065,738
	Net Assets – 100.0%	$166,850,767

(a)	Non-income producing security.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

See Notes to Financial Statements

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $21,061,672 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,244,544. The net unrealized appreciation was $13,817,128.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 163,785,029	$ 163,785,029	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Switzerland	98.2%
Total Investments	98.2
Net Other Assets and Liabilities	1.8
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 95.7%
	Australia – 6.2%
1,338	Altium Ltd.	$32,125
2,426	Appen Ltd.	47,672
33,155	Ausdrill Ltd.	42,480
9,880	Bravura Solutions Ltd.	33,710
1,992	Breville Group Ltd.	22,879
7,444	Collins Foods Ltd.	43,376
28,746	Galaxy Resources Ltd. (b)	24,722
3,709	IDP Education Ltd.	45,985
2,224	Independence Group NL	7,370
6,141	IPH Ltd.	32,162
2,492	Monadelphous Group Ltd.	32,908
7,437	Nanosonics Ltd. (b)	29,343
19,232	nearmap Ltd. (b)	51,037
4,693	Sandfire Resources NL	22,042
88,232	Seven West Media Ltd. (b)	28,804
2,018	Sims Metal Management Ltd.	15,386
3,410	Steadfast Group Ltd.	8,403
2,702	Technology One Ltd.	14,948
10,675	Whitehaven Coal Ltd.	27,429
		562,781
	Austria – 0.4%
1,788	AT&S Austria Technologie & Systemtechnik AG	32,367
	Belgium – 0.1%
3,763	Econocom Group S.A./N.V.	13,436
	Bermuda – 2.6%
22,000	First Pacific Co., Ltd.	8,928
3,600	Frontline Ltd. (b)	29,204
4,819	Golden Ocean Group Ltd.	27,884
9,279	Gulf Keystone Petroleum Ltd.	26,573
48,000	Huabao International Holdings Ltd.	20,277
13,500	Johnson Electric Holdings Ltd.	28,826
62,733	K Wah International Holdings Ltd.	36,620
21,000	Kerry Logistics Network Ltd.	37,797
68,000	Skyworth Digital Holdings Ltd.	18,280
		234,389
	Canada – 11.0%
329	Ag Growth International, Inc.	13,818
3,026	Alamos Gold, Inc.	18,255
1,125	ARC Resources Ltd.	5,507
1,263	Badger Daylighting Ltd.	46,082
11,525	Birchcliff Energy Ltd.	22,882
298	Boyd Group Income Fund	37,654
3,743	Canfor Corp. (b)	30,383
2,755	Canfor Pulp Products, Inc.	22,594
983	Capital Power Corp.	22,632
2,460	Cascades, Inc.	19,799
4,390	Centerra Gold, Inc. (b)	30,908
422	Descartes Systems Group (The), Inc. (b)	15,613
Shares	Description	Value

	Canada (Continued)
6,946	Dundee Precious Metals, Inc. (b)	$25,884
11,844	ECN Capital Corp.	38,167
6,650	Eldorado Gold Corp. (b)	38,644
2,149	Enerflex Ltd.	27,979
3,663	Enerplus Corp.	27,552
5,752	Ensign Energy Services, Inc.	18,843
930	Exchange Income Corp.	27,128
507	Genworth MI Canada, Inc.	16,044
2,233	Gibson Energy, Inc.	39,816
205	Great Canadian Gaming Corp. (b)	6,950
1,302	Home Capital Group, Inc. (b)	19,278
4,296	Hudbay Minerals, Inc.	23,259
2,617	Interfor Corp. (b)	27,858
1,070	Linamar Corp.	39,939
4,238	Martinrea International, Inc.	35,145
279	Norbord, Inc.	6,916
11,927	NuVista Energy Ltd. (b)	23,771
2,733	Osisko Gold Royalties Ltd.	28,487
1,471	Parex Resources, Inc. (b)	23,600
4,402	Peyto Exploration & Development Corp.	13,177
1,308	Russel Metals, Inc.	22,074
6,270	Secure Energy Services, Inc.	34,186
2,765	SEMAFO, Inc. (b)	10,895
5,315	Seven Generations Energy Ltd., Class A (b)	26,056
3,049	Torex Gold Resources, Inc. (b)	31,339
2,089	TransAlta Corp.	13,591
2,452	Transcontinental, Inc., Class A	27,318
4,456	Tricon Capital Group, Inc.	34,027
		994,050
	Cayman Islands – 0.8%
98,000	Comba Telecom Systems Holdings Ltd. (b)	21,829
287,500	Fullshare Holdings Ltd. (b)	17,850
48,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	11,306
70,000	NOVA Group Holdings Ltd.	18,638
		69,623
	Finland – 0.4%
780	Cramo OYJ (b)	18,519
853	Finnair OYJ	6,790
4,223	Outokumpu OYJ	14,406
		39,715
	France – 1.1%
3,776	Derichebourg S.A.	14,513
310	Interparfums S.A.	14,858
641	Neopost S.A.	13,703
375	SOITEC (b)	41,063
434	SPIE S.A.	8,059
98	Trigano S.A.	8,937
		101,133

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Germany – 3.3%
2,296	ADVA Optical Networking SE (b)	$16,787
169	AURELIUS Equity Opportunities SE & Co., KGaA	8,025
511	CANCOM SE	27,147
4,583	Deutz AG	44,661
443	Eckert & Ziegler Strahlen- und Medizintechnik AG	52,187
412	Jenoptik AG	13,329
2,086	Kloeckner & Co., SE	12,489
1,180	Leoni AG (b)	19,503
1,876	Nordex SE (b)	25,854
345	PATRIZIA AG	7,140
50	Pfeiffer Vacuum Technology AG	7,334
1,061	Salzgitter AG	30,379
174	Siltronic AG	12,710
44	XING SE	18,787
		296,332
	Greece – 0.4%
3,231	FF Group (b) (c) (d)	8,818
2,277	Mytilineos Holdings S.A.	26,280
		35,098
	Hong Kong – 0.2%
6,858	Shanghai Industrial Holdings Ltd.	14,872
	Ireland – 0.7%
8,547	C&C Group PLC	38,729
2,184	Grafton Group PLC	22,355
		61,084
	Israel – 1.3%
529	Airport City Ltd. (b)	9,706
178	Delek Group Ltd.	30,545
67	Israel (The) Corp., Ltd. (b)	16,241
611	Matrix IT Ltd.	8,791
15,699	Oil Refineries Ltd. (b)	8,050
9,636	Shikun & Binui Ltd.	28,081
937	Tower Semiconductor Ltd. (b)	14,375
		115,789
	Italy – 2.0%
1,410	ASTM S.p.A.	45,534
5,492	Banca Monte dei Paschi di Siena S.p.A. (b)	6,732
1,878	BPER Banca	7,652
7,255	Cairo Communication S.p.A.	21,779
10,568	Falck Renewables S.p.A.	44,366
8,997	Juventus Football Club S.p.A. (b)	15,121
119	Reply S.p.A.	8,112
4,015	Societa Cattolica di Assicurazioni SC	35,907
		185,203
Shares	Description	Value

	Japan – 35.6%
1,400	Adastria Co., Ltd.	$29,970
500	ADEKA Corp.	7,383
500	Akatsuki, Inc.	26,852
4,100	AnGes, Inc. (b)	27,228
800	Anritsu Corp.	13,898
1,100	Argo Graphics, Inc.	24,211
500	BayCurrent Consulting, Inc.	19,246
2,800	Citizen Watch Co., Ltd.	14,362
1,100	Cosmo Energy Holdings Co., Ltd.	24,762
4,500	Cybozu, Inc.	50,837
600	Daido Steel Co., Ltd.	22,733
3,300	Daikyonishikawa Corp.	26,170
500	Daishi Hokuetsu Financial Group, Inc.	12,790
700	Daiwabo Holdings Co., Ltd.	33,307
1,200	Descente Ltd.	21,047
300	Digital Arts, Inc.	26,434
2,800	Eagle Industry Co., Ltd.	27,295
900	EDION Corp.	8,356
1,200	Enigmo, Inc. (b)	27,013
4,100	eRex Co., Ltd.	43,960
1,800	Exedy Corp.	37,665
1,100	FCC Co., Ltd.	22,987
2,300	Fuji Corp.	29,226
300	Funai Soken Holdings, Inc.	7,257
500	Fuso Chemical Co., Ltd.	9,924
1,600	Futaba Industrial Co., Ltd.	8,741
900	Future Corp.	17,722
300	Gakken Holdings Co., Ltd.	14,107
2,200	Geo Holdings Corp.	28,159
2,800	G-Tekt Corp.	39,579
400	Hamakyorex Co., Ltd.	14,098
700	Hioki EE Corp.	22,692
400	HIS Co., Ltd.	9,947
1,300	Hokuetsu Corp.	7,006
4,600	Hosiden Corp.	50,985
4,300	Ichikoh Industries Ltd.	28,317
200	Information Services International-Dentsu Ltd.	6,372
2,200	Japan Aviation Electronics Industry Ltd.	32,261
1,500	Japan Elevator Service Holdings Co., Ltd.	37,940
1,100	Japan Petroleum Exploration Co., Ltd.	25,405
300	Justsystems Corp.	9,725
900	Kanamoto Co., Ltd.	23,256
500	Kato Sangyo Co., Ltd.	15,165
2,300	Keihin Corp.	32,917
800	Kobe Bussan Co., Ltd.	38,807
3,100	Kobe Steel Ltd.	20,271
600	Kohnan Shoji Co., Ltd.	12,466
7,200	Kojima Co., Ltd. (b)	31,721
500	Krosaki Harima Corp.	28,475
1,700	K’s Holdings Corp.	16,036

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
3,300	Kumiai Chemical Industry Co., Ltd.	$23,844
300	Kureha Corp.	20,452
1,100	Kyoei Steel Ltd.	19,426
300	Kyoritsu Maintenance Co., Ltd.	13,996
700	Lasertec Corp.	27,723
3,000	LIXIL VIVA Corp.	34,782
200	Mabuchi Motor Co., Ltd.	6,836
900	Makino Milling Machine Co., Ltd.	36,270
200	Maruwa Co., Ltd.	10,926
200	Maruwa Unyu Kikan Co., Ltd.	8,811
600	Meidensha Corp.	9,372
400	Melco Holdings, Inc.	10,960
1,700	Mimasu Semiconductor Industry Co., Ltd.	25,355
600	Mitsubishi Logistics Corp.	16,495
1,300	Mixi, Inc.	26,057
100	Mochida Pharmaceutical Co., Ltd.	4,253
800	Modec, Inc.	22,557
1,700	Musashi Seimitsu Industry Co., Ltd.	21,838
900	NET One Systems Co., Ltd.	24,751
3,600	Nextage Co., Ltd.	36,329
900	NHK Spring Co., Ltd.	6,945
400	Nichias Corp.	7,186
2,600	NichiiGakkan Co., Ltd.	37,861
2,600	Nikkiso Co., Ltd.	34,581
400	Nippo Corp.	7,876
500	Nippon Carbon Co., Ltd.	19,153
10,500	Nippon Light Metal Holdings Co., Ltd.	22,692
1,100	Nippon Paper Industries Co., Ltd.	19,467
200	Nippon Shokubai Co., Ltd.	13,208
200	Nippon Steel & Sumikin Bussan Corp.	8,236
5,000	Nippon Suisan Kaisha Ltd.	30,979
300	Nishimatsu Construction Co., Ltd.	5,779
800	Nishio Rent All Co., Ltd.	22,594
700	Nissha Co., Ltd.	7,174
1,200	Nitto Kogyo Corp.	22,906
800	Nojima Corp.	13,037
1,500	NOK Corp.	22,455
1,600	Nomura Co., Ltd.	19,960
800	Noritake Co., Ltd.	33,502
1,100	NS United Kaiun Kaisha Ltd.	22,589
2,600	NTN Corp.	7,717
300	Open Door, Inc. (b)	7,755
1,100	Pacific Industrial Co., Ltd.	15,784
1,200	Piolax, Inc.	20,936
4,300	Press Kogyo Co., Ltd.	19,463
3,100	Pressance Corp.	42,526
Shares	Description	Value

	Japan (Continued)
4,100	Rengo Co., Ltd.	$32,894
1,700	Riso Kyoiku Co., Ltd.	7,111
400	RPA Holdings, Inc. (b)	8,926
1,000	Ryobi Ltd.	18,856
200	Sakai Moving Service Co., Ltd.	11,779
1,100	SAMTY Co., Ltd.	16,722
1,900	San-Ai Oil Co., Ltd.	18,416
700	Sanki Engineering Co., Ltd.	8,103
1,100	Sankyo Tateyama, Inc.	12,019
300	Sanyo Chemical Industries Ltd.	15,805
900	Sanyo Denki Co., Ltd.	35,978
1,500	Sanyo Special Steel Co., Ltd.	20,730
100	Sawai Pharmaceutical Co., Ltd.	5,398
2,300	SBS Holdings, Inc.	32,447
1,000	Seiko Holdings Corp.	20,331
900	Senko Group Holdings Co., Ltd.	7,104
3,100	Shin-Etsu Polymer Co., Ltd.	22,456
600	Ship Healthcare Holdings, Inc.	25,878
3,000	Showa Corp.	40,403
3,700	SKY Perfect JSAT Holdings, Inc.	14,414
3,700	Sodick Co., Ltd.	31,916
2,200	Sumitomo Mitsui Construction Co., Ltd.	12,182
800	Sumitomo Seika Chemicals Co., Ltd.	24,375
3,600	Sun Frontier Fudousan Co., Ltd.	33,958
600	Sushiro Global Holdings Ltd.	35,784
400	Taiyo Yuden Co., Ltd.	7,439
900	Takeuchi Manufacturing Co., Ltd.	16,069
800	Tamron Co., Ltd.	16,361
1,400	Tamura Corp.	7,363
1,900	Tanseisha Co., Ltd.	22,046
1,500	Toagosei Co., Ltd.	15,749
1,000	Tocalo Co., Ltd.	7,290
2,500	Tokai Carbon Co., Ltd.	26,063
1,800	Tokai Rika Co., Ltd.	29,667
1,300	Tokuyama Corp.	35,112
1,200	Tokyo Seimitsu Co., Ltd.	30,819
3,500	Tokyo Steel Manufacturing Co., Ltd.	26,425
4,100	Tokyu Construction Co., Ltd.	27,684
2,100	Topre Corp.	34,885
800	Topy Industries Ltd.	18,751
800	Tosei Corp.	7,212
300	Towa Pharmaceutical Co., Ltd.	7,613
2,000	TPR Co., Ltd.	33,947
400	Trust Tech, Inc.	5,676
1,300	TS Tech Co., Ltd.	35,365
600	Tsubakimoto Chain Co.	19,561
1,100	Ube Industries Ltd.	22,793
1,300	Ulvac, Inc.	41,177
2,500	Unipres Corp.	41,043
400	Unizo Holdings Co., Ltd.	6,841
800	UUUM, Inc. (b)	30,608
600	Uzabase, Inc. (b)	13,679

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
500	Vision, Inc. (b)	$22,492
800	YAMABIKO Corp.	6,953
800	Yamato Kogyo Co., Ltd.	23,299
700	Yamazen Corp.	6,726
400	Yokogawa Bridge Holdings Corp.	6,437
		3,227,607
	Jersey – 0.2%
4,729	IWG PLC	20,449
	Luxembourg – 0.7%
540	ADO Properties S.A. (e)	22,339
1,077	APERAM S.A.	30,408
388	Corestate Capital Holding S.A.	13,258
		66,005
	Netherlands – 0.7%
1,518	Brunel International N.V.	22,232
8,894	Koninklijke BAM Groep N.V.	39,523
1,590	SRH N.V. (b) (c) (d)	0
		61,755
	Norway – 1.5%
17,263	DNO ASA	31,266
10,818	Elkem ASA (e)	30,461
12,000	Europris ASA (e)	37,194
45,481	NEL ASA (b)	36,895
		135,816
	Portugal – 0.2%
22,249	Sonae SGPS S.A.	21,492
	Singapore – 0.3%
30,600	Yanlord Land Group Ltd.	29,175
	South Korea – 13.9%
797	AfreecaTV Co., Ltd.	42,451
514	AK Holdings, Inc.	19,787
1,802	BH Co., Ltd. (b)	29,028
1,305	BNK Financial Group, Inc.	8,465
1,882	CJ Hello Co., Ltd.	11,246
115	Cosmax, Inc.	10,856
4,568	Daeduck Electronics Co.	46,683
1,236	Daou Technology, Inc.	23,229
3,486	DB HiTek Co., Ltd.	44,532
1,067	DGB Financial Group, Inc.	7,531
1,236	Doosan Infracore Co., Ltd. (b)	6,658
1,311	Eugene Corp.	6,733
433	F&F Co., Ltd.	33,525
409	GS Engineering & Construction Corp.	14,293
97	GS Home Shopping, Inc.	14,458
782	Handsome Co., Ltd.	25,059
1,223	Hansae Co., Ltd.	22,190
760	Hanwha Aerospace Co., Ltd. (b)	21,885
751	Harim Holdings Co., Ltd.	7,350
Shares	Description	Value

	South Korea (Continued)
1,840	HDC Holdings Co., Ltd.	$24,142
782	Huchems Fine Chemical Corp.	14,900
577	Hyosung Corp.	36,280
183	Hyundai Construction Equipment Co., Ltd.	6,427
173	Hyundai Department Store Co., Ltd.	12,391
320	Hyundai Home Shopping Network Corp.	29,377
1,388	IS Dongseo Co., Ltd.	46,461
1,565	JB Financial Group Co., Ltd.	8,010
441	Jejuair Co., Ltd.	12,661
219	Kolmar Korea Co., Ltd.	11,456
1,236	Korea Line Corp. (b)	28,849
278	Korea Petrochemical Ind. Co., Ltd.	31,300
366	Kumho Petrochemical Co., Ltd.	30,874
1,394	LF Corp.	27,768
50	Lotte Chilsung Beverage Co., Ltd.	7,426
988	LOTTE Fine Chemical Co., Ltd.	45,179
667	LS Corp.	27,439
1,076	Meritz Fire & Marine Insurance Co., Ltd.	19,290
7,136	Meritz Securities Co., Ltd.	33,126
315	Mezzion Pharma Co., Ltd. (b)	17,187
2,636	Nexen Tire Corp.	22,259
492	NHN Corp. (b)	32,938
484	Orange Life Insurance Ltd. (e)	13,267
3,276	Partron Co., Ltd.	50,361
302	Poongsan Corp.	6,774
677	S&T Motiv Co., Ltd.	26,150
106	Samyang Holdings Corp.	6,766
455	Seah Besteel Corp.	7,251
145	Shinsegae International, Inc.	26,748
77	Shinsegae, Inc.	20,073
825	Silicon Works Co., Ltd.	30,759
329	SK Discovery Co., Ltd.	7,793
477	SK Gas Ltd.	32,388
396	SL Corp.	8,128
494	Soulbrain Co., Ltd.	20,215
61	SPC Samlip Co., Ltd.	5,183
22	Taekwang Industrial Co., Ltd.	25,150
2,811	Taeyoung Engineering & Construction Co., Ltd.	36,274
343	Wemade Co., Ltd.	9,803
		1,254,782
	Spain – 1.0%
798	Construcciones y Auxiliar de Ferrocarriles S.A.	36,569
5,441	Faes Farma S.A.	25,645
533	Let’s GOWEX S.A. (b) (c) (d) (f)	0
12,129	Sacyr S.A.	29,404
		91,618

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Sweden – 3.7%
8,329	Arjo AB, B Shares	$37,671
1,794	Atrium Ljungberg AB, B Shares	32,418
4,345	Bravida Holding AB (e)	38,508
2,288	Bure Equity AB	39,028
510	Cellavision AB	17,492
933	Dios Fastigheter AB	6,902
975	Dometic Group AB (e)	9,762
817	Dustin Group AB (e)	7,514
1,945	Evolution Gaming Group AB (e)	38,497
2,620	Hemfosa Fastigheter AB	24,758
27,927	Klovern AB, B Shares	43,908
1,075	Mycronic AB	13,058
1,035	Recipharm AB, B Shares	12,639
1,124	Wihlborgs Fastigheter AB	16,292
		338,447
	Switzerland – 0.6%
119	ALSO Holding AG	17,017
15	Interroll Holding AG	37,723
		54,740
	United Kingdom – 6.5%
636	Clinigen Group PLC	8,133
533	Computacenter PLC	9,016
4,777	Crest Nicholson Holdings PLC	21,658
4,564	Daily Mail & General Trust PLC	45,267
2,228	Dart Group PLC	23,626
4,671	Drax Group PLC	15,435
2,033	Dunelm Group PLC	23,753
11,065	EI Group PLC (b)	27,626
4,759	Ferrexpo PLC	16,759
25,914	Firstgroup PLC (b)	32,169
4,001	Forterra PLC (e)	15,040
1,202	Go-Ahead Group (The) PLC	30,102
2,657	Greene King PLC	20,853
1,282	Greggs PLC	37,413
5,079	Halfords Group PLC	14,487
2,852	Hochschild Mining PLC	6,932
6,202	John Laing Group PLC (e)	31,017
4,763	Marshalls PLC	41,283
5,737	Marston’s PLC	8,502
1,583	Moneysupermarket.com Group PLC	8,289
11,145	Pets at Home Group PLC	26,481
1,961	Redrow PLC	13,548
662	Savills PLC	7,541
13,810	Serco Group PLC (b)	25,255
12,448	SIG PLC	20,503
2,130	Softcat PLC	26,279
3,320	Sole Realisation Co., PLC (b) (c) (d)	0
5,376	Superdry PLC	31,474
		588,441
Shares	Description	Value

	United States – 0.3%
16,870	Gran Tierra Energy, Inc. (b)	$26,409
	Total Common Stocks	8,672,608
	(Cost $9,375,448)
REAL ESTATE INVESTMENT TRUSTS (a) – 3.7%
	Australia – 0.1%
2,906	Abacus Property Group	8,365
	Canada – 1.4%
3,619	Dream Global Real Estate Investment Trust	37,722
643	Granite Real Estate Investment Trust	29,603
1,414	Northview Apartment Real Estate Investment Trust	29,046
2,558	Summit Industrial Income REIT	25,159
		121,530
	Germany – 0.4%
2,358	alstria Office REIT-AG	38,181
	Ireland – 0.6%
18,234	Green REIT PLC	37,528
10,236	Hibernia REIT PLC	16,877
		54,405
	Japan – 0.4%
25	MCUBS MidCity Investment Corp.	23,513
6	One REIT, Inc.	16,005
		39,518
	Spain – 0.4%
4,595	Lar Espana Real Estate Socimi S.A.	35,634
	United Kingdom – 0.4%
789	Great Portland Estates PLC	6,854
5,901	LondonMetric Property PLC	15,812
1,976	Safestore Holdings PLC	15,395
		38,061
	Total Real Estate Investment Trusts	335,694
	(Cost $328,154)
	Total Investments – 99.4%	9,008,302
	(Cost $9,703,602) (g)
	Net Other Assets and Liabilities – 0.6%	51,980
	Net Assets – 100.0%	$9,060,282

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2019, securities noted as such are valued at $8,818 or 0.1% of net assets.
(d)	This security’s value was determined using significant unobservable inputs (see Note 2A — Portfolio Valuation in the Notes to Financial Statements).
(e)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	This issuer has filed for protection in bankruptcy court.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $513,705 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,209,005. The net unrealized depreciation was $695,300.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Greece	$ 35,098	$ 26,280	$ —	$ 8,818
Netherlands	61,755	61,755	—	—**
Spain	91,618	91,618	—	—**
United Kingdom	588,441	588,441	—	—**
Other Country Categories*	7,895,696	7,895,696	—	—
Real Estate Investment Trusts*	335,694	335,694	—	—
Total Investments	$ 9,008,302	$ 8,999,484	$—	$ 8,818

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.
Currency Exposure Diversification	% of Total Investments
JPY	36.3%
KRW	13.9
CAD	12.4
EUR	12.3
GBP	7.7
AUD	6.3
SEK	3.8
HKD	2.6
NOK	2.2
ILS	1.3
CHF	0.6
SGD	0.3
USD	0.3
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.6%
	Bermuda – 1.6%
1,908,499	China Oriental Group Co., Ltd.	$1,116,510
1,882,452	Gemdale Properties & Investment Corp., Ltd.	224,110
1,980,977	Sihuan Pharmaceutical Holdings Group Ltd.	446,320
589,935	Yuexiu Transport Infrastructure Ltd.	481,814
		2,268,754
	Brazil – 12.1%
40,180	Alupar Investimento S.A.	270,486
97,951	Banco ABC Brasil S.A. (Preference Shares)	490,272
126,592	BK Brasil Operacao e Assessoria a Restaurantes S.A.	733,188
201,364	Cia de Saneamento do Parana (Preference Shares)	770,857
128,157	Cia Paranaense de Energia, Class B (Preference Shares)	1,622,008
165,815	Construtora Tenda S.A.	1,032,039
219,785	EDP - Energias do Brasil S.A.	1,081,768
243,918	Enauta Participacoes S.A.	811,800
36,023	Gol Linhas Aereas Inteligentes S.A. (Preference Shares) (b)	305,824
155,497	Guararapes Confeccoes S.A.	655,202
227,004	Light S.A.	1,145,676
50,432	Linx S.A.	468,209
624,071	Marfrig Global Foods S.A. (b)	1,022,255
262,443	Metalurgica Gerdau S.A. (Preference Shares)	494,821
265,430	Minerva S.A. (b)	549,530
171,979	Movida Participacoes S.A.	673,593
3,069,032	Oi S.A. (b)	1,278,780
47,845	Omega Geracao S.A. (b)	297,789
119,003	Qualicorp Consultoria e Corretora de Seguros S.A.	711,858
384,736	Randon SA Implementos e Participacoes (Preference Shares)	905,745
62,616	Sul America S.A.	611,819
47,360	TOTVS S.A.	542,304
102,978	Tupy S.A.	560,218
28,532	Unipar Carbocloro S.A. (Preference Shares)	264,895
		17,300,936
	Cayman Islands – 16.2%
6,070,487	Anton Oilfield Services Group (c)	800,415
179,885	Ausnutria Dairy Corp Ltd. (c)	358,310
4,900,884	Bosideng International Holdings Ltd.	1,361,409
1,481,772	China Lesso Group Holdings Ltd.	1,191,230
214,548	China Lilang Ltd.	197,198
Shares	Description	Value

	Cayman Islands (Continued)
495,048	China Medical System Holdings Ltd.	$453,748
11,550	China Metal Recycling Holdings Ltd. (b) (d) (e)	0
2,498,238	China Overseas Property Holdings Ltd.	1,301,615
1,379,928	China SCE Group Holdings Ltd.	664,200
835,639	China Tian Lun Gas Holdings Ltd. (c)	959,546
907,631	China Yongda Automobiles Services Holdings Ltd. (c)	830,749
1,294,982	China ZhengTong Auto Services Holdings Ltd.	537,110
50,179	Chlitina Holding Ltd.	432,167
701,300	CIMC Enric Holdings Ltd.	565,586
660,649	Colour Life Services Group Co., Ltd.	440,619
1,726,730	Dongyue Group Ltd.	1,061,012
6,843,810	GCL-Poly Energy Holdings Ltd. (b)	376,722
719,899	Greentown China Holdings Ltd. (c)	512,390
270,452	Greentown Service Group Co., Ltd.	218,461
238,280	JNBY Design Ltd.	436,802
2,643,135	Kaisa Group Holdings Ltd.	1,306,054
1,785,900	Kasen International Holdings Ltd.	1,307,698
2,222,621	Lonking Holdings Ltd.	591,811
1,389,327	Redsun Properties Group Ltd. (c)	474,865
755,375	Ronshine China Holdings Ltd. (b)	931,201
970,185	Shui On Land Ltd.	224,795
570,440	SOHO China Ltd.	201,546
2,193,411	TCL Electronics Holdings Ltd.	1,058,561
798,791	Tianneng Power International Ltd.	643,188
126,956	TPK Holding Co., Ltd.	202,536
1,341,887	Xtep International Holdings Ltd.	809,080
1,587,938	Yuzhou Properties Co., Ltd.	746,026
386,041	Zhen Ding Technology Holding Ltd.	1,235,451
1,034,113	Zhenro Properties Group Ltd.	660,576
		23,092,677
	Chile – 0.8%
2,675,814	AES Gener S.A.	740,244
40,380	CAP S.A.	463,614
		1,203,858
	China – 2.1%
285,077	A-Living Services Co., Ltd., Class H (f)	481,716
2,951,836	China BlueChemical Ltd., Class H	804,871

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	China (Continued)
3,149,348	China Suntien Green Energy Corp., Ltd., Class H	$838,568
3,452,727	Huaneng Renewables Corp., Ltd., Class H	950,288
		3,075,443
	Egypt – 0.2%
267,180	ElSewedy Electric Co.	227,251
	Hong Kong – 3.4%
743,611	BYD Electronic International Co., Ltd.	1,062,342
699,226	China Agri-Industries Holdings Ltd.	224,670
1,872,126	China Power International Development Ltd.	457,744
7,467,629	China South City Holdings Ltd. (c)	1,099,348
2,665,363	CITIC Telecom International Holdings Ltd.	1,057,725
263,589	Genertec Universal Medical Group Co., Ltd. (f)	210,893
1,230,316	Poly Property Group Co., Ltd.	450,440
995,452	Yuexiu Property Co., Ltd.	225,553
		4,788,715
	Hungary – 0.6%
594,551	Magyar Telekom Telecommunications PLC	881,022
	India – 1.3%
49,206	BEML Ltd.	650,044
110,535	Dewan Housing Finance Corp., Ltd.	115,375
20,863	Escorts Ltd.	162,138
74,325	Graphite India Ltd.	360,548
92,420	Jindal Steel & Power Ltd. (b)	190,189
81,212	Reliance Capital Ltd.	77,768
363,675	Reliance Infrastructure Ltd.	292,931
		1,848,993
	Indonesia – 5.9%
3,836,055	Ace Hardware Indonesia Tbk PT	491,471
723,324	AKR Corporindo Tbk PT	209,407
15,430,910	Aneka Tambang Tbk	922,960
9,353,668	Indika Energy Tbk PT	1,112,310
428,099	Indo Tambangraya Megah Tbk PT	531,810
13,656,356	Media Nusantara Citra Tbk PT	1,005,317
14,078,717	Mitra Adiperkasa Tbk PT	896,892
3,282,778	PP Persero Tbk PT	513,533
13,601,948	Timah Tbk PT	1,092,777
8,492,758	Waskita Beton Precast Tbk PT	240,460
7,902,984	Wijaya Karya Persero Tbk PT	1,359,353
		8,376,290
Shares	Description	Value

	Jersey – 1.0%
9,046,795	West China Cement Ltd.	$1,389,730
	Malaysia – 0.7%
1,471,800	AirAsia Group Bhd	972,296
	Mexico – 0.8%
258,149	Megacable Holdings S.A.B. de C.V.	1,100,180
	Poland – 3.5%
53,128	Asseco Poland S.A.	758,433
420,168	Enea S.A. (b)	1,050,519
426,010	Energa S.A. (b)	889,981
42,007	Eurocash S.A. (c)	231,769
75,337	Jastrzebska Spolka Weglowa S.A. (b)	952,394
179,165	Orange Polska S.A. (b)	320,790
1,816,437	Tauron Polska Energia S.A. (b)	833,868
		5,037,754
	Russia – 0.2%
1,650,612	Sistema PJSFC	257,708
	South Africa – 4.4%
74,367	Aspen Pharmacare Holdings Ltd.	530,363
82,474	Astral Foods Ltd.	907,653
27,223	Barloworld Ltd.	247,394
173,241	Imperial Logistics Ltd.	632,573
272,229	Northam Platinum Ltd. (b)	1,140,327
103,745	Sappi Ltd.	404,300
1,098,955	Sibanye Gold Ltd. (b)	1,307,667
103,886	Super Group Ltd. (b)	242,585
142,237	Telkom S.A. SOC Ltd.	930,978
		6,343,840
	Taiwan – 29.7%
237,392	Accton Technology Corp.	1,005,072
396,396	Arcadyan Technology Corp.	1,134,584
1,441,722	Cheng Loong Corp.	937,645
329,123	Chilisin Electronics Corp.	962,165
749,374	China Airlines Ltd.	237,410
2,564,715	China Petrochemical Development Corp.	871,158
282,016	ChipMOS Technologies, Inc.	216,555
328,392	Chong Hong Construction Co., Ltd.	944,169
3,240,712	Chung Hung Steel Corp. (b)	1,095,558
311,765	Compeq Manufacturing Co., Ltd.	261,481
579,516	Darfon Electronics Corp.	826,561
166,979	Elan Microelectronics Corp.	391,380
69,379	Elite Material Co., Ltd.	209,302
489,326	Eva Airways Corp.	235,529
79,621	FLEXium Interconnect, Inc.	220,974
120,143	Foxconn Technology Co., Ltd.	244,081
40,992	Genius Electronic Optical Co., Ltd.	537,154
431,254	Getac Technology Corp.	647,030
134,342	Giant Manufacturing Co., Ltd.	1,051,051

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan (Continued)
1,542,552	Grand Pacific Petrochemical	$1,018,121
290,899	Highwealth Construction Corp.	463,142
191,090	Holy Stone Enterprise Co., Ltd.	642,924
924,759	HTC Corp.	1,088,232
497,564	Hung Sheng Construction Ltd.	333,210
332,830	ITEQ Corp.	1,168,031
281,479	King Yuan Electronics Co., Ltd.	242,877
89,201	Lotes Co., Ltd.	610,287
1,767,661	Macronix International	1,317,515
102,622	Makalot Industrial Co., Ltd.	693,850
128,875	Merida Industry Co., Ltd.	761,395
174,883	Merry Electronics Co., Ltd.	951,568
702,582	Mitac Holdings Corp.	703,498
634,234	Nan Ya Printed Circuit Board Corp.	803,526
304,484	Powertech Technology, Inc.	745,047
365,181	Primax Electronics Ltd.	636,079
149,875	Radiant Opto-Electronics Corp.	501,843
121,794	Realtek Semiconductor Corp.	896,020
266,744	Rexon Industrial Corp., Ltd.	726,558
1,015,646	Roo Hsing Co., Ltd. (b)	457,800
792,792	Ruentex Development Co., Ltd.	1,133,307
456,664	Ruentex Industries Ltd.	1,110,067
424,036	Run Long Construction Co., Ltd.	873,752
202,434	Shin Zu Shing Co., Ltd.	759,303
285,558	Sinbon Electronics Co., Ltd.	1,043,508
208,871	Sitronix Technology Corp.	874,233
162,570	TA Chen Stainless Pipe Co., Ltd.	237,107
103,196	Taiwan Paiho Ltd.	298,031
739,622	Taiwan Surface Mounting Technology Corp.	1,388,302
373,645	Tong Yang Industry Co., Ltd.	540,146
230,901	Topkey Corp.	1,271,240
222,779	Tripod Technology Corp.	788,992
1,248,112	Unimicron Technology Corp.	1,416,505
68,100	United Integrated Services Co., Ltd.	333,270
2,093,151	Walsin Lihwa Corp.	990,657
2,003,749	Winbond Electronics Corp.	980,601
935,294	Wistron Corp.	728,734
64,531	Yulon Finance Corp.	238,931
759,776	Yulon Motor Co., Ltd.	557,732
		42,354,800
	Thailand – 3.3%
4,316,600	AP Thailand PCL	1,104,926
243,500	B Grimm Power PCL	283,855
736,300	Hana Microelectronics PCL	618,235
2,221,300	Origin Property PCL, Class F	557,724
10	Siam Global House PCL	6
631,400	Sino-Thai Engineering & Construction PCL	555,891
1,783,100	Sri Trang Agro-Industry PCL	738,416
1,207,600	Supalai PCL	925,364
		4,784,417
Shares	Description	Value

	Turkey – 9.8%
160,286	Arcelik A.S. (b)	$538,393
5,940,439	Dogan Sirketler Grubu Holding A.S.	1,169,519
345,515	Haci Omer Sabanci Holding A.S.	512,559
992,977	Is Finansal Kiralama A.S.	514,451
2,821,708	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	1,096,424
129,115	Koza Altin Isletmeleri A.S. (b)	1,178,435
199,179	Pegasus Hava Tasimaciligi A.S. (b)	1,568,528
722,357	Soda Sanayii A.S.	793,401
174,090	TAV Havalimanlari Holding A.S.	811,749
180,269	Tekfen Holding A.S.	808,183
158,319	Tofas Turk Otomobil Fabrikasi A.S.	527,684
2,039,789	Trakya Cam Sanayii A.S.	1,032,136
636,875	Turkiye Halk Bankasi A.S.	631,321
1,161,595	Turkiye Sise ve Cam Fabrikalari A.S.	1,041,133
896,967	Turkiye Vakiflar Bankasi TAO, Class D	649,044
525,376	Vestel Elektronik Sanayi ve Ticaret A.S. (b)	1,121,431
		13,994,391
	Total Common Stocks	139,299,055
	(Cost $144,225,280)
REAL ESTATE INVESTMENT TRUSTS (a) – 1.8%
	Mexico – 0.2%
221,127	Macquarie Mexico Real Estate Management S.A. de C.V. (f)	252,305
	South Africa – 1.1%
1,204,638	Attacq Ltd.	1,122,105
345,731	Vukile Property Fund Ltd.	471,038
		1,593,143
	Turkey – 0.5%
3,540,967	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	691,010
	Total Real Estate Investment Trusts	2,536,458
	(Cost $4,139,865)
MONEY MARKET FUNDS – 0.1%
137,929	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.25% (g) (h)	137,929
	(Cost $137,929)

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.7%
$1,023,947	BNP Paribas S.A., 2.48% (g), dated 6/28/19, due 7/1/19, with a maturity value of $1,024,158. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 7/31/20. The value of the collateral including accrued interest is $1,044,890. (h)	$1,023,947
	(Cost $1,023,947)
	Total Investments – 100.2%	142,997,389
	(Cost $149,527,021) (i)
	Net Other Assets and Liabilities – (0.2)%	(331,011)
	Net Assets – 100.0%	$142,666,378

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,095,762 and the total value of the collateral held by the Fund is $1,161,876.
(d)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2019, securities noted as such are valued at $0 or 0.0% of net assets.
(e)	This security’s value was determined using significant unobservable inputs (see Note 2A — Portfolio Valuation in the Notes to Financial Statements).
(f)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(g)	Rate shown reflects yield as of June 30, 2019.
(h)	This security serves as collateral for securities on loan.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $11,593,862 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $18,123,494. The net unrealized depreciation was $6,529,632.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$ 23,092,677	$ 23,092,677	$ —	$ —**
Thailand	4,784,417	—	4,784,417	—
Other Country Categories*	111,421,961	111,421,961	—	—
Real Estate Investment Trusts*	2,536,458	2,536,458	—	—
Money Market Funds	137,929	137,929	—	—
Repurchase Agreements	1,023,947	—	1,023,947	—
Total Investments	$ 142,997,389	$ 137,189,025	$ 5,808,364	$—**

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 Common Stocks are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2I – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$1,095,762
Non-cash Collateral (2)	(1,095,762)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value”, is not offset and is shown on a gross basis.
(2)	At June 30, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$1,023,947
Non-cash Collateral (4)	(1,023,947)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Currency Exposure Diversification	% of Total Investments
TWD	30.9%
HKD	22.9
BRL	12.1
TRY	10.3
IDR	5.9
ZAR	5.6
PLN	3.5
THB	3.3
INR	1.3
MXN	0.9
CLP	0.8
USD	0.8
MYR	0.7
HUF	0.6
RUB	0.2
EGP	0.2
Total	100.0%

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
EGP	Egyptian Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.6%
	Austria – 2.8%
4,303	OMV AG	$209,663
15,603	Raiffeisen Bank International AG	366,021
16,061	Telekom Austria AG	121,266
35,160	UNIQA Insurance Group AG	327,640
15,378	voestalpine AG	475,103
		1,499,693
	Belgium – 2.7%
3,158	Colruyt S.A.	183,139
3,330	Elia System Operator S.A./N.V.	245,368
4,048	Proximus S.A.D.P.	119,309
3,001	Sofina S.A.	571,925
3,239	Solvay S.A.	335,527
		1,455,268
	Finland – 6.0%
6,275	Huhtamaki OYJ	258,012
3,837	Kesko OYJ, Class B	213,441
13,578	Metso OYJ	533,436
16,433	Neste OYJ	557,589
47,761	Stora Enso OYJ, Class R	561,284
20,014	UPM-Kymmene OYJ	531,853
23,066	Valmet OYJ	574,925
		3,230,540
	France – 20.8%
14,410	Accor S.A.	618,557
5,455	Alten S.A.	653,784
4,906	Arkema S.A.	456,219
1,412	BioMerieux	116,967
2,442	BNP Paribas S.A.	115,973
103,349	Bollore S.A.	455,970
9,803	Bouygues S.A.	363,057
2,962	Cie Generale des Etablissements Michelin SCA	375,710
21,928	Cie Plastic Omnium S.A.	571,744
784	Dassault Systemes SE	125,076
10,261	Edenred	523,417
14,525	Elis S.A.	263,436
20,020	Eutelsat Communications S.A.	374,252
11,107	Faurecia S.A.	515,421
3,488	Iliad S.A. (b)	391,702
11,538	Korian S.A.	438,991
434	L’Oreal S.A.	123,622
1,270	LVMH Moet Hennessy Louis Vuitton SE	540,533
7,177	Orange S.A.	113,152
19,149	Peugeot S.A.	471,850
8,833	Renault S.A.	555,333
2,554	Safran S.A.	374,200
2,081	SEB S.A.	374,113
12,113	Societe Generale S.A.	306,051
1,060	Sodexo S.A.	123,908
8,406	TOTAL S.A.	470,993
12,078	Valeo S.A.	392,789
10,444	Veolia Environnement S.A.	254,381
Shares	Description	Value

	France (Continued)
3,600	Vinci S.A.	$368,666
16,116	Vivendi S.A.	443,660
		11,273,527
	Germany – 26.8%
3,279	1&1 Drillisch AG	109,321
1,588	BASF SE	115,421
6,055	Bayerische Motoren Werke AG	448,154
6,304	Bechtle AG	723,996
15,083	Commerzbank AG	108,376
5,947	CompuGroup Medical SE	480,126
3,102	Continental AG	452,268
10,615	Covestro AG (c)	539,664
7,391	CTS Eventim AG & Co., KGaA	343,904
7,967	Daimler AG	443,225
28,670	Deutsche Bank AG	221,033
26,597	Deutsche Lufthansa AG	455,769
7,222	Deutsche Wohnen SE	265,006
8,573	Evonik Industries AG	249,656
21,965	Evotec AG (d)	613,920
1,525	Fraport AG Frankfurt Airport Services Worldwide	131,096
2,895	Fresenius Medical Care AG & Co., KGaA	227,273
822	Hannover Rueck SE	132,914
6,488	HeidelbergCement AG	524,983
13,275	Hella GmbH & Co., KGaA	656,331
2,234	KION Group AG	140,833
2,189	LANXESS AG	130,081
2,853	LEG Immobilien AG	321,819
10,270	Nemetschek SE	618,351
9,302	Porsche Automobil Holding SE (Preference Shares)	604,387
10,065	Puma SE	671,244
13,063	RWE AG	321,885
2,723	Sartorius AG (Preference Shares)	558,267
57,435	Schaeffler AG (Preference Shares)	427,384
3,355	Sixt SE	359,370
3,987	Stroeer SE & Co., KGaA	299,446
1,296	Symrise AG	124,732
18,922	TAG Immobilien AG	437,209
6,058	Talanx AG	262,454
11,633	TLG Immobilien AG	340,618
15,481	Uniper SE	468,780
2,967	Volkswagen AG (Preference Shares)	500,061
4,503	Vonovia SE	215,055
4,065	Wacker Chemie AG	321,620
2,995	Zalando SE (c) (d)	132,887
		14,498,919
	Greece – 0.5%
17,433	Hellenic Telecommunications Organization S.A.	257,700

See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Ireland – 0.8%
3,764	CRH PLC	$122,794
2,522	Kingspan Group PLC	136,964
17,844	Ryanair Holdings PLC (d)	205,238
		464,996
	Italy – 13.8%
63,985	A2A S.p.A.	111,028
20,718	ACEA S.p.A.	394,368
6,307	Assicurazioni Generali S.p.A.	118,763
28,536	Buzzi Unicem S.p.A	579,040
54,736	Enel S.p.A.	382,155
26,424	Eni S.p.A.	438,863
8,876	FinecoBank Banca Fineco S.p.A.	99,011
10,294	Freni Brembo S.p.A.	118,575
161,402	Hera S.p.A.	617,396
39,174	Infrastrutture Wireless Italiane S.p.A. (c)	384,421
137,299	Iren S.p.A	356,896
50,228	Leonardo S.p.A.	636,538
36,275	Pirelli & C S.p.A. (c)	214,409
48,004	Poste Italiane S.p.A. (c)	505,460
44,145	Saipem S.p.A. (d)	219,613
22,728	Snam S.p.A.	112,964
13,481	Societa Iniziative Autostradali e Servizi S.p.A.	250,020
375,441	Telecom Italia S.p.A. (d)	205,004
36,853	Terna Rete Elettrica Nazionale S.p.A	234,671
18,214	UniCredit S.p.A.	224,219
88,272	Unione di Banche Italiane S.p.A.	240,898
93,759	Unipol Gruppo S.p.A.	456,625
216,457	UnipolSai Assicurazioni S.p.A.	556,015
		7,456,952
	Luxembourg – 3.2%
28,816	ArcelorMittal	515,616
70,797	Aroundtown S.A.	583,327
24,203	Grand City Properties S.A.	553,177
8,316	Tenaris S.A.	108,840
		1,760,960
	Netherlands – 11.4%
1,765	Airbus SE	250,230
177,825	Altice Europe N.V., Class A (d)	638,765
622	ASML Holding N.V.	129,955
3,595	EXOR N.V.	251,813
2,331	Heineken Holding N.V.	244,649
1,106	Heineken N.V.	123,424
7,669	IMCD N.V.	702,866
21,933	Koninklijke Ahold Delhaize N.V.	493,264
3,213	Koninklijke DSM N.V.	397,136
16,991	OCI N.V. (d)	466,396
8,639	QIAGEN N.V. (d)	350,597
4,788	Randstad N.V.	262,966
30,691	SBM Offshore N.V.	592,580
8,727	Signify N.V. (c)	258,010
Shares	Description	Value

	Netherlands (Continued)
31,585	STMicroelectronics N.V.	$560,279
4,612	Takeaway.com N.V. (c) (d)	432,131
		6,155,061
	Portugal – 0.9%
23,743	Jeronimo Martins SGPS S.A.	382,429
25,508	Navigator (The) Co., S.A.	97,399
		479,828
	Spain – 6.9%
13,288	ACS Actividades de Construccion y Servicios S.A.	530,505
40,869	Banco Bilbao Vizcaya Argentaria S.A.	228,504
25,111	Banco Santander S.A.	116,513
15,913	Cellnex Telecom S.A. (c)	588,801
4,340	CIE Automotive S.A.	125,645
9,153	Endesa S.A.	235,322
53,193	Iberdrola S.A.	530,218
12,524	Naturgy Energy Group S.A.	345,060
27,280	Repsol S.A.	427,612
36,658	Siemens Gamesa Renewable Energy S.A.	609,417
		3,737,597
	Total Common Stocks	52,271,041
	(Cost $54,277,760)
REAL ESTATE INVESTMENT TRUSTS (a) – 3.2%
	Belgium – 0.9%
2,911	Warehouses De Pauw CVA	489,895
	France – 0.7%
2,369	Gecina S.A.	354,503
	Spain – 1.6%
22,711	Inmobiliaria Colonial Socimi S.A.	252,953
44,609	Merlin Properties Socimi S.A.	618,843
		871,796
	Total Real Estate Investment Trusts	1,716,194
	(Cost $1,719,945)
MONEY MARKET FUNDS – 0.1%
36,293	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.25% (e) (f)	36,293
	(Cost $36,293)

See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.5%
$269,430	BNP Paribas S.A., 2.48% (e), dated 6/28/19, due 7/1/19, with a maturity value of $269,485. Collateralized by U.S. Treasury Note, interest rate of 2.625%, due 7/31/20. The value of the collateral including accrued interest is $274,940. (f)	$269,430
	(Cost $269,430)
	Total Investments – 100.4%	54,292,958
	(Cost $56,303,428) (g)
	Net Other Assets and Liabilities – (0.4)%	(190,279)
	Net Assets – 100.0%	$54,102,679

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $257,467 and the total value of the collateral held by the Fund is $305,723.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Non-income producing security.
(e)	Rate shown reflects yield as of June 30, 2019.
(f)	This security serves as collateral for securities on loan.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,923,356 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,933,826. The net unrealized depreciation was $2,010,470.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2019 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 52,271,041	$ 52,271,041	$ —	$ —
Real Estate Investment Trusts*	1,716,194	1,716,194	—	—
Money Market Funds	36,293	36,293	—	—
Repurchase Agreements	269,430	—	269,430	—
Total Investments	$ 54,292,958	$ 54,023,528	$ 269,430	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2I – Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:
Security Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities (1)	$257,467
Non-cash Collateral (2)	(257,467)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value”, is not offset and is shown on a gross basis.
(2)	At June 30, 2019, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
June 30, 2019 (Unaudited)
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:
Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities (3)	$269,430
Non-cash Collateral (4)	(269,430)
Net Amount	$—

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2019, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

See Notes to Financial Statements

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First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Assets and Liabilities
June 30, 2019 (Unaudited)
	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)	First Trust Europe AlphaDEX® Fund (FEP)	First Trust Latin America AlphaDEX® Fund (FLN)	First Trust Brazil AlphaDEX® Fund (FBZ)
ASSETS:
Investments, at value	$ 31,547,149	$ 598,394,029	$ 15,419,075	$ 136,476,680
Cash	—	4,669	—	—
Foreign currency	2,484	58,229	19,724	287,173
Receivables:
Dividends	76,120	1,536,284	120,566	898,273
Fund shares sold	—	—	—	—
Dividend reclaims	—	1,744,387	—	—
Securities lending income	688	31,246	—	—
Investment securities sold	—	—	6,780	—
Miscellaneous	—	—	—	—
Total Assets	31,626,441	601,768,844	15,566,145	137,662,126
LIABILITIES:
Due to custodian	2,415	—	23,726	289,594
Due to custodian foreign currency	—	—	—	—
Payables:
Collateral for securities on loan	189,482	7,617,337	—	—
Investment advisory fees	21,166	383,312	10,085	88,699
Investment securities purchased	—	47,856	—	—
Deferred foreign capital gains tax	—	—	—	—
Total Liabilities	213,063	8,048,505	33,811	378,293
NET ASSETS	$31,413,378	$593,720,339	$15,532,334	$137,283,833
NET ASSETS consist of:
Paid-in capital	$ 41,335,087	$ 720,717,770	$ 20,773,145	$ 117,227,921
Par value	10,500	168,000	7,500	86,500
Accumulated distributable earnings (loss)	(9,932,209)	(127,165,431)	(5,248,311)	19,969,412
NET ASSETS	$31,413,378	$593,720,339	$15,532,334	$137,283,833
NET ASSET VALUE, per share	$29.92	$35.34	$20.71	$15.87
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,050,002	16,800,002	750,002	8,650,002
Investments, at cost	$30,200,589	$595,263,557	$14,332,791	$116,159,564
Foreign currency, at cost (proceeds)	$2,484	$58,355	$19,711	$287,720
Securities on loan, at value	$180,443	$7,327,890	$—	$—

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)	First Trust Japan AlphaDEX® Fund (FJP)	First Trust South Korea AlphaDEX® Fund (FKO)	First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)	First Trust Emerging Markets AlphaDEX® Fund (FEM)

$ 10,289,558	$ 120,437,084	$ 2,212,998	$ 1,007,083,407	$ 703,919,457
—	151,277	1,007	—	—
56,390	401,202	—	789,331	2,721,737

177,673	233,493	2,410	2,165,682	6,809,465
—	—	—	—	6,229,784
—	—	—	548,844	6,151
—	1,639	—	50,914	7,262
4,503	—	—	30,295	381,222
—	—	—	—	212,535
10,528,124	121,224,695	2,216,415	1,010,668,473	720,287,613

16,961	—	—	393,202	2,239,188
—	—	—	—	—

—	748,208	—	10,194,510	536,492
6,772	79,379	1,428	646,618	448,355
—	—	—	—	6,200,361
—	—	—	—	9,209
23,733	827,587	1,428	11,234,330	9,433,605
$ 10,504,391	$ 120,397,108	$ 2,214,987	$ 999,434,143	$ 710,854,008

$ 16,605,800	$ 172,466,231	$ 4,400,197	$ 1,152,704,936	$ 816,077,446
4,000	25,000	1,000	185,020	284,000
(6,105,409)	(52,094,123)	(2,186,210)	(153,455,813)	(105,507,438)
$ 10,504,391	$ 120,397,108	$ 2,214,987	$ 999,434,143	$ 710,854,008
$26.26	$48.16	$22.15	$54.02	$25.03
400,002	2,500,002	100,002	18,502,000	28,400,002
$10,319,609	$133,623,800	$2,153,966	$1,013,886,214	$696,026,681
$56,384	$401,416	$—	$789,935	$2,721,345
$—	$712,227	$—	$9,728,958	$509,428
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Assets and Liabilities (Continued)
June 30, 2019 (Unaudited)
	First Trust Germany AlphaDEX® Fund (FGM)	First Trust Canada AlphaDEX® Fund (FCAN)	First Trust Australia AlphaDEX® Fund (FAUS)	First Trust United Kingdom AlphaDEX® Fund (FKU)
ASSETS:
Investments, at value	$ 147,685,726	$ 4,743,741	$ 1,592,778	$ 9,037,678
Cash	56,534	—	63,289	—
Foreign currency	—	2,875	—	11,630
Receivables:
Dividends	421,401	11,714	5,106	77,993
Fund shares sold	—	—	—	—
Dividend reclaims	563,304	24	34	6,116
Securities lending income	—	34	—	—
Investment securities sold	—	—	—	—
Miscellaneous	—	—	—	—
Total Assets	148,726,965	4,758,388	1,661,207	9,133,417
LIABILITIES:
Due to custodian	—	2,810	—	6,793
Due to custodian foreign currency	—	—	63,170	—
Payables:
Collateral for securities on loan	—	—	—	—
Investment advisory fees	97,647	4,432	1,024	6,627
Investment securities purchased	—	—	—	—
Deferred foreign capital gains tax	—	—	—	—
Total Liabilities	97,647	7,242	64,194	13,420
NET ASSETS	$148,629,318	$4,751,146	$1,597,013	$9,119,997
NET ASSETS consist of:
Paid-in capital	$ 180,908,885	$ 21,419,402	$ 2,107,544	$ 46,553,313
Par value	35,500	2,000	500	2,500
Accumulated distributable earnings (loss)	(32,315,067)	(16,670,256)	(511,031)	(37,435,816)
NET ASSETS	$148,629,318	$4,751,146	$1,597,013	$9,119,997
NET ASSET VALUE, per share	$41.87	$23.76	$31.94	$36.48
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,550,002	200,002	50,002	250,002
Investments, at cost	$146,347,056	$5,077,747	$1,530,866	$9,057,656
Foreign currency, at cost (proceeds)	$—	$2,881	$(62,464)	$11,655
Securities on loan, at value	$—	$—	$—	$—

See Notes to Financial Statements

First Trust India NIFTY 50 Equal Weight ETF (NFTY)	First Trust Hong Kong AlphaDEX® Fund (FHK)	First Trust Switzerland AlphaDEX® Fund (FSZ)	First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)	First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)	First Trust Eurozone AlphaDEX® ETF (FEUZ)

$ 3,708,833	$ 3,604,071	$ 163,785,029	$ 9,008,302	$ 142,997,389	$ 54,292,958
—	2,521	10,160	20,522	—	149,725
188,734	—	—	14,350	364,373	757

3,479	10,631	—	14,964	584,229	74,727
—	—	—	—	—	—
—	—	3,163,364	8,009	3,130	64,326
—	—	—	—	5,441	1,693
187,785	—	—	—	28,207	35,795
—	—	—	—	—	—
4,088,831	3,617,223	166,958,553	9,066,147	143,982,769	54,619,981

175,075	—	—	—	63,774	—
—	—	—	—	—	—

—	—	—	—	1,161,876	305,723
2,447	2,339	107,786	5,865	90,741	34,784
188,734	—	—	—	—	176,795
12,986	—	—	—	—	—
379,242	2,339	107,786	5,865	1,316,391	517,302
$ 3,709,589	$ 3,614,884	$ 166,850,767	$ 9,060,282	$ 142,666,378	$ 54,102,679

$ 4,920,645	$ 52,959,226	$ 180,342,120	$ 12,942,584	$ 179,694,142	$ 66,315,049
1,000	1,000	32,500	2,500	40,500	14,000
(1,212,056)	(49,345,342)	(13,523,853)	(3,884,802)	(37,068,264)	(12,226,370)
$ 3,709,589	$ 3,614,884	$ 166,850,767	$ 9,060,282	$ 142,666,378	$ 54,102,679
$37.10	$36.15	$51.34	$36.24	$35.23	$38.64
100,002	100,002	3,250,002	250,002	4,050,002	1,400,002
$3,819,654	$3,334,276	$149,967,901	$9,703,602	$149,527,021	$56,303,428
$188,734	$—	$—	$14,360	$364,525	$757
$—	$—	$—	$—	$1,095,762	$257,467
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Operations
For the Six Months Ended June 30, 2019 (Unaudited)
	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)	First Trust Europe AlphaDEX® Fund (FEP)	First Trust Latin America AlphaDEX® Fund (FLN)	First Trust Brazil AlphaDEX® Fund (FBZ)
INVESTMENT INCOME:
Dividends	$ 665,783	$ 15,159,365	$ 439,152	$ 2,490,044
Securities lending income (net of fees)	1,322	143,335	—	—
Foreign withholding tax	(30,611)	(1,619,820)	(40,160)	(145,756)
Other	—	—	9	1
Total investment income	636,494	13,682,880	399,001	2,344,289
EXPENSES:
Investment advisory fees	137,965	2,412,578	80,358	540,747
Excise tax expense	—	—	—	—
Total expenses	137,965	2,412,578	80,358	540,747
NET INVESTMENT INCOME (LOSS)	498,529	11,270,302	318,643	1,803,542
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,228,291)	(6,378,530)	97,667	1,742,107
In-kind redemptions	339,332	2,025,144	94,982	—
Foreign currency transactions	(5,135)	(53,759)	24,538	(29,105)
Foreign capital gains tax	—	—	—	—
Net realized gain (loss)	(894,094)	(4,407,145)	217,187	1,713,002
Net change in unrealized appreciation (depreciation) on:
Investments	3,047,105	78,608,745	1,430,073	19,968,247
Foreign currency translation	(53)	(24,923)	1,764	11,825
Deferred foreign capital gains tax	—	—	—	—
Net change in unrealized appreciation (depreciation)	3,047,052	78,583,822	1,431,837	19,980,072
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,152,958	74,176,677	1,649,024	21,693,074
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,651,487	$ 85,446,979	$ 1,967,667	$ 23,496,616

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)	First Trust Japan AlphaDEX® Fund (FJP)	First Trust South Korea AlphaDEX® Fund (FKO)	First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)	First Trust Emerging Markets AlphaDEX® Fund (FEM)

$351,137	$2,354,586	$24,026	$19,481,695	$16,863,838
273	16,226	—	332,634	71,921
(22,650)	(235,459)	(4,345)	(1,903,391)	(1,353,773)
—	—	214	—	—
328,760	2,135,353	19,895	17,910,938	15,581,986

37,518	580,116	9,003	4,016,410	2,505,948
—	—	—	—	—
37,518	580,116	9,003	4,016,410	2,505,948
291,242	1,555,237	10,892	13,894,528	13,076,038

(944,047)	(11,042,135)	(51,443)	(41,387,494)	8,960,830
—	1,329,937	—	1,451,769	—
408	41,727	(834)	(451,769)	(192,479)
—	—	(3,333)	—	211,776
(943,639)	(9,670,471)	(55,610)	(40,387,494)	8,980,127

1,475,113	9,115,395	3,901	127,415,512	33,710,588
473	(2,035)	(72)	(14,501)	38,242
—	—	—	—	(220,322)
1,475,586	9,113,360	3,829	127,401,011	33,528,508
531,947	(557,111)	(51,781)	87,013,517	42,508,635
$823,189	$998,126	$(40,889)	$100,908,045	$55,584,673
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Operations (Continued)
For the Six Months Ended June 30, 2019 (Unaudited)
	First Trust Germany AlphaDEX® Fund (FGM)	First Trust Canada AlphaDEX® Fund (FCAN)	First Trust Australia AlphaDEX® Fund (FAUS)	First Trust United Kingdom AlphaDEX® Fund (FKU)
INVESTMENT INCOME:
Dividends	$ 4,987,368	$ 77,159	$ 39,324	$ 260,452
Securities lending income (net of fees)	—	152	—	—
Foreign withholding tax	(631,411)	(10,693)	(1,143)	(1,553)
Other	—	—	—	—
Total investment income	4,355,957	66,618	38,181	258,899
EXPENSES:
Investment advisory fees	597,885	31,586	6,077	40,875
Excise tax expense	—	—	—	—
Total expenses	597,885	31,586	6,077	40,875
NET INVESTMENT INCOME (LOSS)	3,758,072	35,032	32,104	218,024
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(13,577,068)	(621,920)	(118,368)	(730,902)
In-kind redemptions	88,170	(247,916)	—	316,460
Foreign currency transactions	4,345	139	352	(1,003)
Foreign capital gains tax	—	—	—	—
Net realized gain (loss)	(13,484,553)	(869,697)	(118,016)	(415,445)
Net change in unrealized appreciation (depreciation) on:
Investments	27,444,720	1,685,303	334,609	1,467,554
Foreign currency translation	(3,433)	258	(696)	(44)
Deferred foreign capital gains tax	—	—	—	—
Net change in unrealized appreciation (depreciation)	27,441,287	1,685,561	333,913	1,467,510
NET REALIZED AND UNREALIZED GAIN (LOSS)	13,956,734	815,864	215,897	1,052,065
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 17,714,806	$ 850,896	$ 248,001	$ 1,270,089

See Notes to Financial Statements

First Trust India NIFTY 50 Equal Weight ETF (NFTY)	First Trust Hong Kong AlphaDEX® Fund (FHK)	First Trust Switzerland AlphaDEX® Fund (FSZ)	First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)	First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)	First Trust Eurozone AlphaDEX® ETF (FEUZ)

$26,522	$69,405	$5,041,440	$148,068	$2,923,614	$1,363,961
—	110	—	—	18,058	15,205
—	—	(568,935)	(15,123)	(261,680)	(195,297)
1	—	45	20	5	—
26,523	69,515	4,472,550	132,965	2,679,997	1,183,869

14,286	14,414	637,951	38,055	600,119	206,954
139	—	—	—	—	—
14,425	14,414	637,951	38,055	600,119	206,954
12,098	55,101	3,834,599	94,910	2,079,878	976,915

13,885	(251,019)	(5,651,902)	(425,774)	5,487,650	(1,659,475)
—	—	1,429,377	(74,880)	(1,027,347)	365,475
1,895	(182)	(12,725)	(861)	(60,952)	(1,966)
(3,177)	—	—	—	—	—
12,603	(251,201)	(4,235,250)	(501,515)	4,399,351	(1,295,966)

180,544	445,128	27,883,062	1,316,505	7,160,070	7,001,203
(563)	16	43,264	(181)	2,715	1,741
(14,994)	—	—	—	—	—
164,987	445,144	27,926,326	1,316,324	7,162,785	7,002,944
177,590	193,943	23,691,076	814,809	11,562,136	5,706,978
$189,688	$249,044	$27,525,675	$909,719	$13,642,014	$6,683,893
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets
	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)		First Trust Europe AlphaDEX® Fund (FEP)
	Six Months Ended 6/30/2019 (Unaudited)	Year Ended 12/31/2018	Six Months Ended 6/30/2019 (Unaudited)	Year Ended 12/31/2018
OPERATIONS:
Net investment income (loss)	$ 498,529	$ 845,917	$ 11,270,302	$ 19,052,730
Net realized gain (loss)	(894,094)	(1,905,052)	(4,407,145)	(29,644,415)
Net increase from payment by the advisor	—	—	—	—
Net change in unrealized appreciation (depreciation)	3,047,052	(9,855,225)	78,583,822	(155,719,516)
Net increase (decrease) in net assets resulting from operations	2,651,487	(10,914,360)	85,446,979	(166,311,201)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(450,751)	(1,047,602)	(8,925,261)	(18,614,887)
Return of capital	—	(101,870)	—	—
Total distributions to shareholders	(450,751)	(1,149,472)	(8,925,261)	(18,614,887)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,604,945	3,698,358	—	250,992,759
Cost of shares redeemed	(5,810,860)	(20,175,241)	(75,387,052)	(180,568,319)
Net increase (decrease) in net assets resulting from shareholder transactions	(1,205,915)	(16,476,883)	(75,387,052)	70,424,440
Total increase (decrease) in net assets	994,821	(28,540,715)	1,134,666	(114,501,648)
NET ASSETS:
Beginning of period	30,418,557	58,959,272	592,585,673	707,087,321
End of period	$ 31,413,378	$ 30,418,557	$ 593,720,339	$ 592,585,673
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,100,002	1,650,002	19,050,002	18,100,002
Shares sold	150,000	100,000	—	6,250,000
Shares redeemed	(200,000)	(650,000)	(2,250,000)	(5,300,000)
Shares outstanding, end of period	1,050,002	1,100,002	16,800,002	19,050,002

See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)		First Trust Brazil AlphaDEX® Fund (FBZ)		First Trust China AlphaDEX® Fund (FCA)
Six Months Ended 6/30/2019 (Unaudited)	Year Ended 12/31/2018	Six Months Ended 6/30/2019 (Unaudited)	Year Ended 12/31/2018	Six Months Ended 6/30/2019 (Unaudited)	Year Ended 12/31/2018

$ 318,643	$ 468,034	$ 1,803,542	$ 1,953,869	$ 291,242	$ 278,373
217,187	(1,295,332)	1,713,002	(199,880)	(943,639)	(528,321)
—	—	—	—	—	—
1,431,837	(2,098,579)	19,980,072	(2,637,762)	1,475,586	(1,756,843)
1,967,667	(2,925,877)	23,496,616	(883,773)	823,189	(2,006,791)

(318,666)	(464,297)	(1,865,325)	(3,378,863)	(165,521)	(251,046)
—	(46,029)	—	—	—	—
(318,666)	(510,326)	(1,865,325)	(3,378,863)	(165,521)	(251,046)

12,735,286	19,605,504	14,630,094	153,263,136	2,704,992	3,241,582
(16,270,230)	(16,114,287)	(28,058,728)	(29,226,860)	—	(1,285,459)
(3,534,944)	3,491,217	(13,428,634)	124,036,276	2,704,992	1,956,123
(1,885,943)	55,014	8,202,657	119,773,640	3,362,660	(301,714)

17,418,277	17,363,263	129,081,176	9,307,536	7,141,731	7,443,445
$15,532,334	$ 17,418,277	$ 137,283,833	$ 129,081,176	$ 10,504,391	$ 7,141,731

950,002	850,002	9,650,002	600,002	300,002	250,002
600,000	950,000	950,000	11,250,000	100,000	100,000
(800,000)	(850,000)	(1,950,000)	(2,200,000)	—	(50,000)
750,002	950,002	8,650,002	9,650,002	400,002	300,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets (Continued)
	First Trust Japan AlphaDEX® Fund (FJP)		First Trust South Korea AlphaDEX® Fund (FKO)
	Six Months Ended 6/30/2019 (Unaudited)	Year Ended 12/31/2018	Six Months Ended 6/30/2019 (Unaudited)	Year Ended 12/31/2018
OPERATIONS:
Net investment income (loss)	$ 1,555,237	$ 2,113,244	$ 10,892	$ 9,624
Net realized gain (loss)	(9,670,471)	(505,568)	(55,610)	70,623
Net increase from payment by the advisor	—	—	—	—
Net change in unrealized appreciation (depreciation)	9,113,360	(33,849,874)	3,829	(695,819)
Net increase (decrease) in net assets resulting from operations	998,126	(32,242,198)	(40,889)	(615,572)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,100,001)	(2,237,007)	(10,950)	(42,814)
Return of capital	—	—	—	(26,947)
Total distributions to shareholders	(1,100,001)	(2,237,007)	(10,950)	(69,761)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	32,312,831	203,059,711	—	—
Cost of shares redeemed	(64,747,551)	(99,364,520)	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	(32,434,720)	103,695,191	—	—
Total increase (decrease) in net assets	(32,536,595)	69,215,986	(51,839)	(685,333)
NET ASSETS:
Beginning of period	152,933,703	83,717,717	2,266,826	2,952,159
End of period	$ 120,397,108	$ 152,933,703	$ 2,214,987	$ 2,266,826
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,150,002	1,400,002	100,002	100,002
Shares sold	650,000	3,400,000	—	—
Shares redeemed	(1,300,000)	(1,650,000)	—	—
Shares outstanding, end of period	2,500,002	3,150,002	100,002	100,002

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)		First Trust Emerging Markets AlphaDEX® Fund (FEM)		First Trust Germany AlphaDEX® Fund (FGM)
Six Months Ended 6/30/2019 (Unaudited)	Year Ended 12/31/2018	Six Months Ended 6/30/2019 (Unaudited)	Year Ended 12/31/2018	Six Months Ended 6/30/2019 (Unaudited)	Year Ended 12/31/2018

$ 13,894,528	$ 20,332,394	$ 13,076,038	$ 19,189,499	$ 3,758,072	$ 3,903,101
(40,387,494)	(66,815,769)	8,980,127	(55,862,756)	(13,484,553)	6,200,147
—	—	—	—	—	—
127,401,011	(213,957,583)	33,528,508	(69,653,693)	27,441,287	(69,848,150)
100,908,045	(260,440,958)	55,584,673	(106,326,950)	17,714,806	(59,744,902)

(11,632,701)	(20,849,188)	(9,694,716)	(17,760,227)	(2,840,002)	(4,271,617)
—	(817,374)	—	—	—	—
(11,632,701)	(21,666,562)	(9,694,716)	(17,760,227)	(2,840,002)	(4,271,617)

29,648,207	553,607,021	212,357,055	274,597,856	16,460,727	24,647,440
(60,122,030)	(141,060,958)	—	(147,566,982)	(21,728,220)	(80,454,260)
(30,473,823)	412,546,063	212,357,055	127,030,874	(5,267,493)	(55,806,820)
58,801,521	130,438,543	258,247,012	2,943,697	9,607,311	(119,823,339)

940,632,622	810,194,079	452,606,996	449,663,299	139,022,007	258,845,346
$999,434,143	$ 940,632,622	$ 710,854,008	$ 452,606,996	$ 148,629,318	$ 139,022,007

19,102,000	13,002,000	19,850,002	16,150,002	3,700,002	5,050,002
550,000	8,750,000	8,550,000	9,600,000	400,000	500,000
(1,150,000)	(2,650,000)	—	(5,900,000)	(550,000)	(1,850,000)
18,502,000	19,102,000	28,400,002	19,850,002	3,550,002	3,700,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets (Continued)
	First Trust Canada AlphaDEX® Fund (FCAN)		First Trust Australia AlphaDEX® Fund (FAUS)
	Six Months Ended 6/30/2019 (Unaudited)	Year Ended 12/31/2018	Six Months Ended 6/30/2019 (Unaudited)	Year Ended 12/31/2018
OPERATIONS:
Net investment income (loss)	$ 35,032	$ 124,861	$ 32,104	$ 46,694
Net realized gain (loss)	(869,697)	(1,033,892)	(118,016)	278,534
Net increase from payment by the advisor	—	—	—	—
Net change in unrealized appreciation (depreciation)	1,685,561	(2,583,748)	333,913	(565,639)
Net increase (decrease) in net assets resulting from operations	850,896	(3,492,779)	248,001	(240,411)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(25,580)	(147,686)	(29,301)	(49,972)
Return of capital	—	—	—	—
Total distributions to shareholders	(25,580)	(147,686)	(29,301)	(49,972)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,615,115	12,981,135	—	1,629,940
Cost of shares redeemed	(7,821,207)	(8,829,979)	—	(1,644,878)
Net increase (decrease) in net assets resulting from shareholder transactions	(3,206,092)	4,151,156	—	(14,938)
Total increase (decrease) in net assets	(2,380,776)	510,691	218,700	(305,321)
NET ASSETS:
Beginning of period	7,131,922	6,621,231	1,378,313	1,683,634
End of period	$ 4,751,146	$ 7,131,922	$ 1,597,013	$ 1,378,313
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	350,002	250,002	50,002	50,002
Shares sold	200,000	500,000	—	50,000
Shares redeemed	(350,000)	(400,000)	—	(50,000)
Shares outstanding, end of period	200,002	350,002	50,002	50,002

See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)		First Trust India NIFTY 50 Equal Weight ETF (NFTY)		First Trust Hong Kong AlphaDEX® Fund (FHK)
Six Months Ended 6/30/2019 (Unaudited)	Year Ended 12/31/2018	Six Months Ended 6/30/2019 (Unaudited)	Year Ended 12/31/2018	Six Months Ended 6/30/2019 (Unaudited)	Year Ended 12/31/2018

$ 218,024	$ 380,498	$ 12,098	$ 22,793	$ 55,101	$ 116,553
(415,445)	1,866,444	12,603	780,172	(251,201)	606,358
—	—	—	14,188	—	—
1,467,510	(3,344,443)	164,987	(916,442)	445,144	(1,390,652)
1,270,089	(1,097,501)	189,688	(99,289)	249,044	(667,741)

(144,121)	(557,843)	(15,390)	—	(50,181)	(98,852)
—	—	—	—	—	—
(144,121)	(557,843)	(15,390)	—	(50,181)	(98,852)

1,801,035	1,557,444	—	1,856,385	—	—
(3,439,306)	(8,256,139)	—	(1,855,093)	—	(2,223,210)
(1,638,271)	(6,698,695)	—	1,292	—	(2,223,210)
(512,303)	(8,354,039)	174,298	(97,997)	198,863	(2,989,803)

9,632,300	17,986,339	3,535,291	3,633,288	3,416,021	6,405,824
$9,119,997	$ 9,632,300	$ 3,709,589	$ 3,535,291	$ 3,614,884	$ 3,416,021

300,002	450,002	100,002	100,002	100,002	150,002
50,000	50,000	—	50,000	—	—
(100,000)	(200,000)	—	(50,000)	—	(50,000)
250,002	300,002	100,002	100,002	100,002	100,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets (Continued)
	First Trust Switzerland AlphaDEX® Fund (FSZ)		First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
	Six Months Ended 6/30/2019 (Unaudited)	Year Ended 12/31/2018	Six Months Ended 6/30/2019 (Unaudited)	Year Ended 12/31/2018
OPERATIONS:
Net investment income (loss)	$ 3,834,599	$ 4,120,041	$ 94,910	$ 178,806
Net realized gain (loss)	(4,235,250)	14,463,344	(501,515)	(1,178,438)
Net increase from payment by the advisor	—	—	—	—
Net change in unrealized appreciation (depreciation)	27,926,326	(52,111,908)	1,316,324	(3,103,997)
Net increase (decrease) in net assets resulting from operations	27,525,675	(33,528,523)	909,719	(4,103,629)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(3,232,942)	(4,115,398)	(83,800)	(207,752)
Return of capital	—	(795,384)	—	(10,134)
Total distributions to shareholders	(3,232,942)	(4,910,782)	(83,800)	(217,886)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	11,677,650	53,962,639	—	9,208,562
Cost of shares redeemed	(20,528,909)	(101,401,838)	(1,828,817)	(3,801,204)
Net increase (decrease) in net assets resulting from shareholder transactions	(8,851,259)	(47,439,199)	(1,828,817)	5,407,358
Total increase (decrease) in net assets	15,441,474	(85,878,504)	(1,002,898)	1,085,843
NET ASSETS:
Beginning of period	151,409,293	237,287,797	10,063,180	8,977,337
End of period	$ 166,850,767	$ 151,409,293	$ 9,060,282	$ 10,063,180
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,450,002	4,500,002	300,002	200,002
Shares sold	250,000	1,050,000	—	200,000
Shares redeemed	(450,000)	(2,100,000)	(50,000)	(100,000)
Shares outstanding, end of period	3,250,002	3,450,002	250,002	300,002

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)		First Trust Eurozone AlphaDEX® ETF (FEUZ)
Six Months Ended 6/30/2019 (Unaudited)	Year Ended 12/31/2018	Six Months Ended 6/30/2019 (Unaudited)	Year Ended 12/31/2018

$ 2,079,878	$ 8,055,497	$ 976,915	$ 1,557,299
4,399,351	(30,428,937)	(1,295,966)	(8,078,760)
—	—	—	—
7,162,785	(42,492,550)	7,002,944	(11,889,042)
13,642,014	(64,865,990)	6,683,893	(18,410,503)

(1,533,331)	(9,593,043)	(735,701)	(1,614,237)
—	—	—	—
(1,533,331)	(9,593,043)	(735,701)	(1,614,237)

—	112,432,427	1,942,585	79,310,329
(26,767,941)	(151,703,188)	(3,713,519)	(48,785,143)
(26,767,941)	(39,270,761)	(1,770,934)	30,525,186
(14,659,258)	(113,729,794)	4,177,258	10,500,446

157,325,636	271,055,430	49,925,421	39,424,975
$142,666,378	$ 157,325,636	$ 54,102,679	$ 49,925,421

4,850,002	6,300,002	1,450,002	900,002
—	2,500,000	50,000	1,850,000
(800,000)	(3,950,000)	(100,000)	(1,300,000)
4,050,002	4,850,002	1,400,002	1,450,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights
For a share outstanding throughout each period
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
	Six Months Ended 6/30/2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$ 27.65	$ 35.73	$ 27.16	$ 27.72	$ 27.93	$ 27.89
Income from investment operations:
Net investment income (loss)	0.44	0.40	0.93	0.48	0.55	0.41
Net realized and unrealized gain (loss)	2.23	(7.72)	8.76	(0.38)	(0.28)	0.78
Total from investment operations	2.67	(7.32)	9.69	0.10	0.27	1.19
Distributions paid to shareholders from:
Net investment income	(0.40)	(0.69)	(1.12)	(0.66)	(0.22)	(1.06)
Return of capital	—	(0.07)	—	—	(0.26)	(0.09)
Total distributions	(0.40)	(0.76)	(1.12)	(0.66)	(0.48)	(1.15)
Net asset value, end of period	$29.92	$27.65	$35.73	$27.16	$27.72	$27.93
Total return (a)	9.66%	(20.71)%	35.93%	0.29%	0.97%	4.23%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 31,413	$ 30,419	$ 58,959	$ 32,593	$ 36,036	$ 30,727
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.89% (b)	1.68%	2.95%	1.68%	1.55%	1.46%
Portfolio turnover rate (c)	55%	88%	94%	96%	127%	186%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Europe AlphaDEX® Fund (FEP)
	Six Months Ended 6/30/2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$ 31.11	$ 39.07	$ 29.32	$ 29.61	$ 29.50	$ 33.10
Income from investment operations:
Net investment income (loss)	0.67	0.84	0.49	0.53	0.62	0.70
Net realized and unrealized gain (loss)	4.09	(7.99)	9.90	(0.20)	0.14	(3.58)
Total from investment operations	4.76	(7.15)	10.39	0.33	0.76	(2.88)
Distributions paid to shareholders from:
Net investment income	(0.53)	(0.81)	(0.64)	(0.62)	(0.65)	(0.72)
Net asset value, end of period	$35.34	$31.11	$39.07	$29.32	$29.61	$29.50
Total return (a)	15.30%	(18.67)%	35.67%	1.24%	2.53%	(8.90)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 593,720	$ 592,586	$ 707,087	$ 249,188	$ 408,613	$ 277,286
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.74% (b)	2.30%	1.39%	2.03%	2.12%	2.39%
Portfolio turnover rate (c)	55%	99%	100%	103%	118%	106%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Latin America AlphaDEX® Fund (FLN)
	Six Months Ended 6/30/2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$ 18.33	$ 20.43	$ 18.74	$ 13.28	$ 19.09	$ 23.43
Income from investment operations:
Net investment income (loss)	0.37	0.52	1.56	0.31	0.40	0.73
Net realized and unrealized gain (loss)	2.38	(2.06)	2.23	5.35	(5.90)	(4.32)
Total from investment operations	2.75	(1.54)	3.79	5.66	(5.50)	(3.59)
Distributions paid to shareholders from:
Net investment income	(0.37)	(0.51)	(2.10)	(0.20)	(0.26)	(0.75)
Return of capital	—	(0.05)	—	—	(0.05)	—
Total distributions	(0.37)	(0.56)	(2.10)	(0.20)	(0.31)	(0.75)
Net asset value, end of period	$20.71	$18.33	$20.43	$18.74	$13.28	$19.09
Total return (a)	15.01%	(7.50)%	20.50%	42.81%	(29.08)%	(15.80)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 15,532	$ 17,418	$ 17,363	$ 106,805	$ 3,985	$ 5,726
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.82% (c)	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.17% (b)	2.46%	3.02%	1.62%	2.36%	3.11%
Portfolio turnover rate (d)	96%	158%	187%	186%	129%	103%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.80%.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Brazil AlphaDEX® Fund (FBZ)
	Six Months Ended 6/30/2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$ 13.38	$ 15.51	$ 13.93	$ 8.87	$ 15.65	$ 19.45
Income from investment operations:
Net investment income (loss)	0.20	0.55	2.46	0.34	0.36	0.78
Net realized and unrealized gain (loss)	2.50	(0.97)	1.06	4.95	(6.80)	(3.84)
Total from investment operations	2.70	(0.42)	3.52	5.29	(6.44)	(3.06)
Distributions paid to shareholders from:
Net investment income	(0.21)	(0.54)	(1.77)	(0.23)	(0.33)	(0.74)
Net realized gain	—	(1.17)	(0.17)	—	—	—
Return of capital	—	—	—	—	(0.01)	—
Total distributions	(0.21)	(1.71)	(1.94)	(0.23)	(0.34)	(0.74)
Net asset value, end of period	$15.87	$13.38	$15.51	$13.93	$8.87	$15.65
Total return (a)	20.32%	(1.17)%	25.91%	59.89% (b)	(41.80)%	(16.40)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 137,284	$ 129,081	$ 9,308	$ 100,299	$ 2,218	$ 3,912
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.84% (d)	0.80%	0.81% (d)	0.80%
Ratio of net investment income (loss) to average net assets	2.67% (c)	6.84%	3.19%	2.34%	2.90%	4.04%
Portfolio turnover rate (e)	49%	128%	159%	111%	106%	104%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund received a reimbursement from the advisor in the amount of $69,112, which represents $0.02 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.80%.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust China AlphaDEX® Fund (FCA)
	Six Months Ended 6/30/2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$ 23.81	$ 29.77	$ 19.28	$ 20.78	$ 22.58	$ 23.56
Income from investment operations:
Net investment income (loss)	0.72	0.84	0.47	0.42	0.85	0.58
Net realized and unrealized gain (loss)	2.14	(6.07)	10.70	(1.44)	(1.80)	(1.00)
Total from investment operations	2.86	(5.23)	11.17	(1.02)	(0.95)	(0.42)
Distributions paid to shareholders from:
Net investment income	(0.41)	(0.73)	(0.68)	(0.48)	(0.85)	(0.56)
Net asset value, end of period	$26.26	$23.81	$29.77	$19.28	$20.78	$22.58
Total return (a)	12.03%	(17.87)%	58.35%	(4.96)% (b)	(4.37)%	(1.68)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 10,504	$ 7,142	$ 7,443	$ 3,856	$ 9,351	$ 15,803
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	6.21% (c)	2.90%	1.69%	2.07%	3.85%	2.04%
Portfolio turnover rate (d)	49%	97%	69%	197%	177%	79%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund received a reimbursement from the advisor in the amount of $9,330, which represents less than $0.03 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Japan AlphaDEX® Fund (FJP)
	Six Months Ended 6/30/2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$ 48.55	$ 59.80	$ 47.85	$ 47.18	$ 44.99	$ 46.02
Income from investment operations:
Net investment income (loss)	0.62	0.79	0.64	0.48	0.46	0.49 (a)
Net realized and unrealized gain (loss)	(0.57)	(11.30)	12.08	0.88	2.13	(1.03)
Total from investment operations	0.05	(10.51)	12.72	1.36	2.59	(0.54)
Distributions paid to shareholders from:
Net investment income	(0.44)	(0.74)	(0.77)	(0.69)	(0.40)	(0.49)
Net asset value, end of period	$48.16	$48.55	$59.80	$47.85	$47.18	$44.99
Total return (b)	0.10%	(17.66)%	26.70%	2.91%	5.73%	(1.22)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 120,397	$ 152,934	$ 83,718	$ 47,852	$ 96,714	$ 38,238
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.14% (c)	1.34%	1.22%	0.86%	0.99%	1.06%
Portfolio turnover rate (d)	57%	90%	101%	122%	105%	148%

(a)	Based on average shares outstanding.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust South Korea AlphaDEX® Fund (FKO)
	Six Months Ended 6/30/2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$ 22.67	$ 29.52	$ 21.90	$ 22.89	$ 23.85	$ 27.85
Income from investment operations:
Net investment income (loss)	0.11	0.10	0.35	(0.01)	0.09	0.07 (a)
Net realized and unrealized gain (loss)	(0.52)	(6.25)	7.38	(0.57)	(0.81)	(3.83)
Total from investment operations	(0.41)	(6.15)	7.73	(0.58)	(0.72)	(3.76)
Distributions paid to shareholders from:
Net investment income	(0.11)	(0.43)	(0.11)	—	(0.07)	(0.20)
Return of capital	—	(0.27)	—	(0.41)	(0.17)	(0.04)
Total distributions	(0.11)	(0.70)	(0.11)	(0.41)	(0.24)	(0.24)
Net asset value, end of period	$22.15	$22.67	$29.52	$21.90	$22.89	$23.85
Total return (b)	(1.83)%	(20.98)%	35.39%	(2.74)%	(3.11)%	(13.60)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 2,215	$ 2,267	$ 2,952	$ 4,379	$ 3,434	$ 3,578
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	0.97% (c)	0.36%	1.38%	(0.08)%	0.32%	0.25%
Portfolio turnover rate (d)	41%	73%	77%	268%	138%	97%

(a)	Based on average shares outstanding.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
	Six Months Ended 6/30/2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$ 49.24	$ 62.31	$ 47.43	$ 46.63	$ 47.14	$ 50.96
Income from investment operations:
Net investment income (loss)	0.75	1.04	0.88	0.73	0.65	0.73
Net realized and unrealized gain (loss)	4.66	(13.06)	14.98	0.90	(0.31)	(3.72)
Total from investment operations	5.41	(12.02)	15.86	1.63	0.34	(2.99)
Distributions paid to shareholders from:
Net investment income	(0.63)	(1.01)	(0.98)	(0.83)	(0.66)	(0.83)
Return of capital	—	(0.04)	—	—	(0.19)	—
Total distributions	(0.63)	(1.05)	(0.98)	(0.83)	(0.85)	(0.83)
Net asset value, end of period	$54.02	$49.24	$62.31	$47.43	$46.63	$47.14
Total return (a)	10.98%	(19.52)%	33.57%	3.55%	0.67%	(5.98)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 999,434	$ 940,633	$ 810,194	$ 158,997	$ 167,953	$ 108,510
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.77% (b)	1.76%	1.85%	1.46%	1.36%	1.43%
Portfolio turnover rate (c)	56%	109%	104%	124%	115%	115%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Emerging Markets AlphaDEX® Fund (FEM)
	Six Months Ended 6/30/2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$ 22.80	$ 27.84	$ 20.50	$ 18.10	$ 21.53	$ 24.55
Income from investment operations:
Net investment income (loss)	0.47	0.88	0.59	0.49	0.68	0.62
Net realized and unrealized gain (loss)	2.11	(5.12)	7.43	2.37	(3.46)	(3.03)
Total from investment operations	2.58	(4.24)	8.02	2.86	(2.78)	(2.41)
Distributions paid to shareholders from:
Net investment income	(0.35)	(0.80)	(0.68)	(0.46)	(0.64)	(0.61)
Return of capital	—	—	—	—	(0.01)	—
Total distributions	(0.35)	(0.80)	(0.68)	(0.46)	(0.65)	(0.61)
Net asset value, end of period	$25.03	$22.80	$27.84	$20.50	$18.10	$21.53
Total return (a)	11.30%	(15.48)%	39.43%	15.86%	(13.11)%	(10.04)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 710,854	$ 452,607	$ 449,663	$ 148,603	$ 114,925	$ 476,909
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.81% (c)	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	4.17% (b)	3.37%	2.69%	2.49%	2.29%	2.76%
Portfolio turnover rate (d)	68%	103%	101%	119%	112%	116%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Includes foreign capital gains tax. If this tax expense was not included, the expense ratio would have been 0.80%.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Germany AlphaDEX® Fund (FGM)
	Six Months Ended 6/30/2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$ 37.57	$ 51.26	$ 36.47	$ 36.37	$ 36.07	$ 41.48
Income from investment operations:
Net investment income (loss)	1.06	0.72	1.00	0.47	0.35	0.62
Net realized and unrealized gain (loss)	4.04	(13.59)	14.87	0.11	0.36	(5.34)
Total from investment operations	5.10	(12.87)	15.87	0.58	0.71	(4.72)
Distributions paid to shareholders from:
Net investment income	(0.80)	(0.82)	(1.08)	(0.46)	(0.34)	(0.69)
Return of capital	—	—	—	(0.02)	(0.07)	—
Total distributions	(0.80)	(0.82)	(1.08)	(0.48)	(0.41)	(0.69)
Net asset value, end of period	$41.87	$37.57	$51.26	$36.47	$36.37	$36.07
Total return (a)	13.57%	(25.40)%	43.96%	1.67%	1.94%	(11.60)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 148,629	$ 139,022	$ 258,845	$ 98,478	$ 189,111	$ 57,715
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	5.03% (b)	1.66%	2.38%	1.32%	1.34%	1.92%
Portfolio turnover rate (c)	54%	81%	82%	114%	90%	83%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Canada AlphaDEX® Fund (FCAN)
	Six Months Ended 6/30/2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$ 20.38	$ 26.48	$ 23.29	$ 21.51	$ 31.44	$ 36.11
Income from investment operations:
Net investment income (loss)	0.14	0.24	0.28	0.22	0.27	0.75
Net realized and unrealized gain (loss)	3.33	(6.01)	3.18	1.70	(10.00)	(4.62)
Total from investment operations	3.47	(5.77)	3.46	1.92	(9.73)	(3.87)
Distributions paid to shareholders from:
Net investment income	(0.09)	(0.33)	(0.27)	(0.14)	(0.20)	(0.80)
Net asset value, end of period	$23.76	$20.38	$26.48	$23.29	$21.51	$31.44
Total return (a)	16.99%	(21.94)%	15.03%	8.94%	(30.98)%	(10.86)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 4,751	$ 7,132	$ 6,621	$ 6,987	$ 6,452	$ 34,579
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	0.89% (b)	1.17%	1.12%	0.98%	1.32%	1.44%
Portfolio turnover rate (c)	27%	88%	85%	114%	166%	103%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Australia AlphaDEX® Fund (FAUS)
	Six Months Ended 6/30/2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$ 27.57	$ 33.67	$ 28.55	$ 27.10	$ 28.97	$ 29.99
Income from investment operations:
Net investment income (loss)	0.65	0.93	1.06	0.70	0.98	1.16
Net realized and unrealized gain (loss)	4.31	(6.03)	5.67	2.77	(2.05)	(0.67)
Total from investment operations	4.96	(5.10)	6.73	3.47	(1.07)	0.49
Distributions paid to shareholders from:
Net investment income	(0.59)	(1.00)	(1.61)	(2.02)	(0.80)	(1.51)
Net asset value, end of period	$31.94	$27.57	$33.67	$28.55	$27.10	$28.97
Total return (a)	18.03%	(15.48)%	23.87%	12.80%	(3.68)%	1.47%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 1,597	$ 1,378	$ 1,684	$ 1,427	$ 2,710	$ 1,449
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.81% (c)	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	4.23% (b)	2.89%	3.33%	2.50%	3.64%	3.65%
Portfolio turnover rate (d)	46%	80%	75%	92%	101%	99%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.80%.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust United Kingdom AlphaDEX® Fund (FKU)
	Six Months Ended 6/30/2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$ 32.11	$ 39.97	$ 32.85	$ 40.12	$ 39.29	$ 42.46
Income from investment operations:
Net investment income (loss)	0.75	1.13	1.15	1.01	1.04	1.20
Net realized and unrealized gain (loss)	4.10	(7.35)	7.14	(7.43)	0.85	(3.08)
Total from investment operations	4.85	(6.22)	8.29	(6.42)	1.89	(1.88)
Distributions paid to shareholders from:
Net investment income	(0.48)	(1.64)	(1.17)	(0.85)	(1.06)	(1.29)
Net asset value, end of period	$36.48	$32.11	$39.97	$32.85	$40.12	$39.29
Total return (a)	15.11%	(16.16)%	25.53%	(16.08)%	4.75%	(4.53)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 9,120	$ 9,632	$ 17,986	$ 27,926	$ 210,651	$ 64,830
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	4.27% (b)	2.81%	2.87%	2.47%	2.97%	2.67%
Portfolio turnover rate (c)	39%	107%	98%	109%	91%	67%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
	Six Months Ended 6/30/2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$ 35.35	$ 36.33	$ 30.87	$ 28.85	$ 36.44	$ 31.82
Income from investment operations:
Net investment income (loss)	0.12	0.23	0.87	0.93	1.13	0.08
Net realized and unrealized gain (loss)	1.78	(1.21)	6.06	2.10	(7.47)	4.73
Total from investment operations	1.90	(0.98)	6.93	3.03	(6.34)	4.81
Distributions paid to shareholders from:
Net investment income	(0.15)	—	(1.47)	(0.76)	(1.15)	(0.03)
Return of capital	—	—	—	(0.25)	(0.10)	(0.16)
Total distributions	(0.15)	—	(1.47)	(1.01)	(1.25)	(0.19)
Net asset value, end of period	$37.10	$35.35	$36.33	$30.87	$28.85	$36.44
Total return (a)	5.38%	(2.67)% (b)	22.54%	10.31%	(17.56)%	15.13%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 3,710	$ 3,535	$ 3,633	$ 3,087	$ 5,771	$ 27,327
Ratio of total expenses to average net assets	0.81% (c) (d)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	0.68% (c)	0.77%	2.45%	2.17%	1.59%	0.55%
Portfolio turnover rate (e)	12%	156% (f)	64%	76%	133%	26%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund received a reimbursement from the advisor in the amount of $14,188, which represents less than $0.14 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)	Annualized.
(d)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.80%.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
(f)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective April 17, 2018 which resulted in a complete rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Hong Kong AlphaDEX® Fund (FHK)
	Six Months Ended 6/30/2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$ 34.16	$ 42.70	$ 32.53	$ 33.72	$ 38.29	$ 38.60
Income from investment operations:
Net investment income (loss)	0.55	1.03	2.41	1.33	0.78	1.20
Net realized and unrealized gain (loss)	1.94	(8.58)	10.59	(1.17)	(4.35)	(0.58)
Total from investment operations	2.49	(7.55)	13.00	0.16	(3.57)	0.62
Distributions paid to shareholders from:
Net investment income	(0.50)	(0.99)	(2.83)	(1.35)	(1.00)	(0.93)
Net asset value, end of period	$36.15	$34.16	$42.70	$32.53	$33.72	$38.29
Total return (a)	7.29%	(17.84)%	40.31%	0.54%	(9.51)%	1.63%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 3,615	$ 3,416	$ 6,406	$ 8,133	$ 141,620	$ 40,204
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.81% (c)	0.81% (c)	0.80%
Ratio of net investment income (loss) to average net assets	3.06% (b)	2.92%	4.83%	0.98%	2.82%	5.30%
Portfolio turnover rate (d)	30%	66%	76%	257%	106%	43%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Includes excise tax. If this excise tax was not included, the expense ratio would have been 0.80%.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Switzerland AlphaDEX® Fund (FSZ)
	Six Months Ended 6/30/2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$ 43.89	$ 52.73	$ 40.82	$ 39.97	$ 38.09	$ 40.79
Income from investment operations:
Net investment income (loss)	1.18	0.82	0.66	0.75	0.44	0.56
Net realized and unrealized gain (loss)	7.26	(8.66)	12.03	0.89	1.87	(2.54)
Total from investment operations	8.44	(7.84)	12.69	1.64	2.31	(1.98)
Distributions paid to shareholders from:
Net investment income	(0.99)	(0.84)	(0.78)	(0.74)	(0.43)	(0.48)
Return of capital	—	(0.16)	—	(0.05)	—	(0.24)
Total distributions	(0.99)	(1.00)	(0.78)	(0.79)	(0.43)	(0.72)
Net asset value, end of period	$51.34	$43.89	$52.73	$40.82	$39.97	$38.09
Total return (a)	19.24%	(15.11)%	31.26%	4.21%	6.06%	(5.06)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 166,851	$ 151,409	$ 237,288	$ 104,080	$ 191,851	$ 53,332
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	4.81% (b)	1.79%	1.43%	1.91%	1.82%	0.86%
Portfolio turnover rate (c)	32%	65%	50%	92%	82%	72%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
	Six Months Ended 6/30/2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$ 33.54	$ 44.89	$ 33.70	$ 33.32	$ 32.07	$ 36.63
Income from investment operations:
Net investment income (loss)	0.37	0.58	0.71	0.50	0.45	0.57
Net realized and unrealized gain (loss)	2.67	(11.28)	11.41	0.47	1.37	(4.30)
Total from investment operations	3.04	(10.70)	12.12	0.97	1.82	(3.73)
Distributions paid to shareholders from:
Net investment income	(0.34)	(0.62)	(0.93)	(0.59)	(0.57)	(0.83)
Return of capital	—	(0.03)	—	—	—	—
Total distributions	(0.34)	(0.65)	(0.93)	(0.59)	(0.57)	(0.83)
Net asset value, end of period	$36.24	$33.54	$44.89	$33.70	$33.32	$32.07
Total return (a)	9.05%	(24.03)%	36.23%	2.96%	5.65%	(10.36)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 9,060	$ 10,063	$ 8,977	$ 6,741	$ 6,665	$ 6,414
Ratio of total expenses to average net assets	0.80% (b)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.00% (b)	1.30%	1.80%	1.53%	1.31%	1.54%
Portfolio turnover rate (c)	61%	142%	111%	127%	137%	137%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
	Six Months Ended 6/30/2019 (Unaudited)	Year Ended December 31,
		2018	2017	2016	2015	2014
Net asset value, beginning of period	$ 32.44	$ 43.02	$ 30.42	$ 27.43	$ 32.64	$ 35.44
Income from investment operations:
Net investment income (loss)	0.48	1.19	1.11	0.64	0.71	0.62
Net realized and unrealized gain (loss)	2.69	(10.26)	12.96	3.08	(5.03)	(2.29)
Total from investment operations	3.17	(9.07)	14.07	3.72	(4.32)	(1.67)
Distributions paid to shareholders from:
Net investment income	(0.38)	(1.44)	(1.26)	(0.73)	(0.80)	(1.08)
Net realized gain	—	(0.07)	(0.21)	—	—	—
Return of capital	—	—	—	—	(0.09)	(0.05)
Total distributions	(0.38)	(1.51)	(1.47)	(0.73)	(0.89)	(1.13)
Net asset value, end of period	$35.23	$32.44	$43.02	$30.42	$27.43	$32.64
Total return (a)	9.73%	(21.42)%	46.57%	13.53%	(13.39)%	(4.89)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 142,666	$ 157,326	$ 271,055	$94,306 (b)	$ 24,684	$ 40,799
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.93% (d)	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.77% (c)	3.02%	3.26%	2.39%	2.53%	2.11%
Portfolio turnover rate (e)	58%	126%	113%	121%	151%	174%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund received a reimbursement from the advisor in the amount of $2,732, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)	Annualized.
(d)	Ratio reflects foreign capital gain tax expense of 0.14% which is not covered under the annual unitary management fee.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Eurozone AlphaDEX® ETF (FEUZ)
	Six Months Ended 6/30/2019 (Unaudited)	Year Ended December 31,				Period Ended 12/31/2014 (a)
		2018	2017	2016	2015
Net asset value, beginning of period	$ 34.43	$ 43.81	$ 32.64	$ 31.66	$ 30.89	$ 30.55
Income from investment operations:
Net investment income (loss)	0.70	0.80	0.47	0.50	0.34	0.01
Net realized and unrealized gain (loss)	4.04	(9.34)	11.26	1.17	0.77	0.34
Total from investment operations	4.74	(8.54)	11.73	1.67	1.11	0.35
Distributions paid to shareholders from:
Net investment income	(0.53)	(0.84)	(0.56)	(0.69)	(0.23)	(0.01)
Return of capital	—	—	—	—	(0.11)	—
Total distributions	(0.53)	(0.84)	(0.56)	(0.69)	(0.34)	(0.01)
Net asset value, end of period	$38.64	$34.43	$43.81	$32.64	$31.66	$30.89
Total return (b)	13.78%	(19.82)%	36.19%	5.49%	3.54%	1.14%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 54,103	$ 49,925	$ 39,425	$ 6,529	$ 11,080	$ 338,213
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80% (c)
Ratio of net investment income (loss) to average net assets	3.78% (c)	2.10%	0.96%	1.70%	0.30%	0.08% (c)
Portfolio turnover rate (d)	48%	90%	77%	98%	21%	2%

(a)	Inception date is October 21, 2014, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2019 (Unaudited)
1. Organization
First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 3, 2010, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of the following nineteen funds (each a “Fund” and collectively, the “Funds”), including the exchange on which they are listed and traded:
First Trust Asia Pacific ex-Japan AlphaDEX® Fund – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “FPA”)
First Trust Europe AlphaDEX® Fund – (Nasdaq ticker “FEP”)
First Trust Latin America AlphaDEX® Fund – (Nasdaq ticker “FLN”)
First Trust Brazil AlphaDEX® Fund – (Nasdaq ticker “FBZ”)
First Trust China AlphaDEX® Fund – (Nasdaq ticker “FCA”)
First Trust Japan AlphaDEX® Fund – (Nasdaq ticker “FJP”)
First Trust South Korea AlphaDEX® Fund – (Nasdaq ticker “FKO”)
First Trust Developed Markets ex-US AlphaDEX® Fund – (Nasdaq ticker “FDT”)
First Trust Emerging Markets AlphaDEX® Fund – (Nasdaq ticker “FEM”)
First Trust Germany AlphaDEX® Fund – (Nasdaq ticker “FGM”)
First Trust Canada AlphaDEX® Fund – (Nasdaq ticker “FCAN”)
First Trust Australia AlphaDEX® Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FAUS”)
First Trust United Kingdom AlphaDEX® Fund – (Nasdaq ticker “FKU”)
First Trust India NIFTY 50 Equal Weight ETF – (Nasdaq ticker “NFTY”)
First Trust Hong Kong AlphaDEX® Fund – (Nasdaq ticker “FHK”)
First Trust Switzerland AlphaDEX® Fund – (Nasdaq ticker “FSZ”)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund – (Nasdaq ticker “FDTS”)
First Trust Emerging Markets Small Cap AlphaDEX® Fund – (Nasdaq ticker “FEMS”)
First Trust Eurozone AlphaDEX® ETF – (Nasdaq ticker “FEUZ”)
Each Fund represents a separate series of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Creation Units are issued and redeemed in-kind for securities in which a Fund invests and/or cash. Except when aggregated in Creation Units, each Fund’s shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:
Fund	Index
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	NASDAQ AlphaDEX® Asia Pacific Ex-Japan Index
First Trust Europe AlphaDEX® Fund	NASDAQ AlphaDEX® Europe Index
First Trust Latin America AlphaDEX® Fund	NASDAQ AlphaDEX® Latin America Index
First Trust Brazil AlphaDEX® Fund	NASDAQ AlphaDEX® Brazil Index
First Trust China AlphaDEX® Fund	NASDAQ AlphaDEX® China Index
First Trust Japan AlphaDEX® Fund	NASDAQ AlphaDEX® Japan Index
First Trust South Korea AlphaDEX® Fund	NASDAQ AlphaDEX® South Korea Index
First Trust Developed Markets ex-US AlphaDEX® Fund	NASDAQ AlphaDEX® Developed Markets Ex-US Index
First Trust Emerging Markets AlphaDEX® Fund	NASDAQ AlphaDEX® Emerging Markets Index
First Trust Germany AlphaDEX® Fund	NASDAQ AlphaDEX® Germany Index
First Trust Canada AlphaDEX® Fund	NASDAQ AlphaDEX® Canada Index
First Trust Australia AlphaDEX® Fund	NASDAQ AlphaDEX® Australia Index
First Trust United Kingdom AlphaDEX® Fund	NASDAQ AlphaDEX® United Kingdom Index
First Trust India NIFTY 50 Equal Weight ETF	NIFTY 50 Equal Weight Index
First Trust Hong Kong AlphaDEX® Fund	NASDAQ AlphaDEX® Hong Kong Index
First Trust Switzerland AlphaDEX® Fund	NASDAQ AlphaDEX® Switzerland Index
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	NASDAQ AlphaDEX® Developed Markets Ex-US Small Cap Index
First Trust Emerging Markets Small Cap AlphaDEX® Fund	NASDAQ AlphaDEX® Emerging Markets Small Cap Index
First Trust Eurozone AlphaDEX® ETF	NASDAQ AlphaDEX® Eurozone Index

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2019 (Unaudited)
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts (“REITs”), and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Shares of open-end funds are valued at fair value which is based on NAV per share.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2019 (Unaudited)
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2019, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2019 (Unaudited)
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2019, FPA, FEP, FJP, FDT, FEM, FEMS, and FEUZ had securities in the securities lending program. During the six months ended June 30, 2019, FPA, FEP, FCA, FJP, FDT, FEM, FCAN, FHK, FEMS, and FEUZ participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.
E. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2019 (Unaudited)
or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended June 30, 2019, were received as collateral for lending securities.
F. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2018, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 1,047,602	$ —	$ 101,870
First Trust Europe AlphaDEX® Fund	18,614,887	—	—
First Trust Latin America AlphaDEX® Fund	464,297	—	46,029
First Trust Brazil AlphaDEX® Fund	2,178,371	1,200,492	—
First Trust China AlphaDEX® Fund	251,046	—	—
First Trust Japan AlphaDEX® Fund	2,237,007	—	—
First Trust South Korea AlphaDEX® Fund	42,814	—	26,947
First Trust Developed Markets ex-US AlphaDEX® Fund	20,849,188	—	817,374
First Trust Emerging Markets AlphaDEX® Fund	17,760,227	—	—
First Trust Germany AlphaDEX® Fund	4,271,617	—	—
First Trust Canada AlphaDEX® Fund	147,686	—	—
First Trust Australia AlphaDEX® Fund	49,972	—	—
First Trust United Kingdom AlphaDEX® Fund	557,843	—	—
First Trust India NIFTY 50 Equal Weight ETF	—	—	—
First Trust Hong Kong AlphaDEX® Fund	98,852	—	—
First Trust Switzerland AlphaDEX® Fund	4,115,398	—	795,384
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	207,752	—	10,134
First Trust Emerging Markets Small Cap AlphaDEX® Fund	9,374,796	218,247	—
First Trust Eurozone AlphaDEX® ETF	1,614,237	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2019 (Unaudited)
As of December 31, 2018, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ —	$ (10,068,249)	$ (2,064,696)
First Trust Europe AlphaDEX® Fund	—	(126,223,917)	(77,463,232)
First Trust Latin America AlphaDEX® Fund	—	(6,114,908)	(782,404)
First Trust Brazil AlphaDEX® Fund	76,444	—	(1,738,323)
First Trust China AlphaDEX® Fund	862	(5,192,806)	(1,571,133)
First Trust Japan AlphaDEX® Fund	—	(29,040,702)	(22,951,546)
First Trust South Korea AlphaDEX® Fund	—	(2,149,384)	15,013
First Trust Developed Markets ex-US AlphaDEX® Fund	—	(103,321,781)	(139,409,376)
First Trust Emerging Markets AlphaDEX® Fund	98,887	(121,484,392)	(30,011,890)
First Trust Germany AlphaDEX® Fund	—	(19,399,636)	(27,790,235)
First Trust Canada AlphaDEX® Fund	—	(15,418,669)	(2,076,903)
First Trust Australia AlphaDEX® Fund	1,304	(439,517)	(291,518)
First Trust United Kingdom AlphaDEX® Fund	—	(37,040,742)	(1,521,042)
First Trust India NIFTY 50 Equal Weight ETF	3,717	(1,100,025)	(290,046)
First Trust Hong Kong AlphaDEX® Fund	2,006	(49,347,327)	(198,884)
First Trust Switzerland AlphaDEX® Fund	—	(22,613,388)	(15,203,198)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	—	(2,607,186)	(2,103,535)
First Trust Emerging Markets Small Cap AlphaDEX® Fund	—	(33,547,054)	(15,629,893)
First Trust Eurozone AlphaDEX® ETF	—	(8,860,433)	(9,314,129)
G. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
India’s Finance Bill, 2018 (“Finance Bill, 2018”) was enacted into law on March 29, 2018 and amongst other provisions, it introduced a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million are taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions. Long-term capital gains accruing as of January 31, 2018 are considered exempt due to a grandfather clause in the provision. The aforesaid exemption from long-term capital gains tax is available with respect to shares acquired between October 1, 2004 and March 31, 2018 only if on such acquisitions Securities Transaction Tax (“STT”) was chargeable. Certain exceptions in this regard, such as acquisition of shares in a public offer, bonus, rights issued, etc. for which the condition of chargeability of STT on acquisition is not applicable, have been notified.
In the case of the sale of listed shares held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to STT. For above purposes, the applicable rate of surcharge is 2% or 5% (depending on the level of income of the Fund). The Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains are taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess). The Finance Bill,

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2019 (Unaudited)
2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses and long-term losses can be netted against short-term gains and long-term gains, respectively.
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2015, 2016, 2017, and 2018 remain open to federal and state audit. As of June 30, 2019, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At December 31, 2018, for federal income tax purposes, each Fund had capital loss carryforwards available that are shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.
Capital Loss Available
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 10,068,249
First Trust Europe AlphaDEX® Fund	126,183,512
First Trust Latin America AlphaDEX® Fund	6,114,908
First Trust Brazil AlphaDEX® Fund	—
First Trust China AlphaDEX® Fund	5,192,806
First Trust Japan AlphaDEX® Fund	29,010,747
First Trust South Korea AlphaDEX® Fund	2,147,235
First Trust Developed Markets ex-US AlphaDEX® Fund	103,321,781
First Trust Emerging Markets AlphaDEX® Fund	121,484,392
First Trust Germany AlphaDEX® Fund	19,399,636
First Trust Canada AlphaDEX® Fund	15,418,548
First Trust Australia AlphaDEX® Fund	439,517
First Trust United Kingdom AlphaDEX® Fund	37,020,134
First Trust India NIFTY 50 Equal Weight ETF	1,100,025
First Trust Hong Kong AlphaDEX® Fund	49,347,327
First Trust Switzerland AlphaDEX® Fund	22,613,388
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	2,607,186
First Trust Emerging Markets Small Cap AlphaDEX® Fund	33,458,016
First Trust Eurozone AlphaDEX® ETF	8,840,272

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2019 (Unaudited)
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2018, the Funds incurred and elected to defer net ordinary losses as follows:
Ordinary Losses
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ —
First Trust Europe AlphaDEX® Fund	40,405
First Trust Latin America AlphaDEX® Fund	—
First Trust Brazil AlphaDEX® Fund	—
First Trust China AlphaDEX® Fund	—
First Trust Japan AlphaDEX® Fund	29,955
First Trust South Korea AlphaDEX® Fund	2,149
First Trust Developed Markets ex-US AlphaDEX® Fund	—
First Trust Emerging Markets AlphaDEX® Fund	—
First Trust Germany AlphaDEX® Fund	—
First Trust Canada AlphaDEX® Fund	121
First Trust Australia AlphaDEX® Fund	—
First Trust United Kingdom AlphaDEX® Fund	20,608
First Trust India NIFTY 50 Equal Weight ETF	—
First Trust Hong Kong AlphaDEX® Fund	—
First Trust Switzerland AlphaDEX® Fund	—
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	—
First Trust Emerging Markets Small Cap AlphaDEX® Fund	89,038
First Trust Eurozone AlphaDEX® ETF	20,161
H. Expenses
Expenses that are directly related to the Funds are charged to First Trust pursuant to the Investment Management Agreement, with the exception of the advisory fees, Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund.
First Trust Portfolios L.P. (“FTP”) has entered into licensing agreements with Nasdaq (“Licensor”) for all the Funds except NFTY and with India Index Services & Products Ltd. (“IISL”) for NFTY (Nasdaq and IISL collectively, the “Licensors”). The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensors. The Funds are sub-licensees to the applicable license agreements.
I. Offsetting on the Statements of Assets and Liabilities
Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
J. New Accounting Pronouncement
On August 28, 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-13, “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2019 (Unaudited)
eliminated or modified disclosures upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements, which did not result in a material impact.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee of 0.80% of each Fund’s average daily net assets. First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.
During the fiscal year ended December 31, 2018, NFTY received a payment from the Advisor of $14,188 in connection with changing the Index.
The Trust has multiple service agreements with BBH. Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2019 (Unaudited)
4. Purchases and Sales of Securities
For the six months ended June 30, 2019, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 18,726,732	$ 18,728,294
First Trust Europe AlphaDEX® Fund	334,514,318	333,746,040
First Trust Latin America AlphaDEX® Fund	18,866,296	21,600,964
First Trust Brazil AlphaDEX® Fund	66,612,059	80,193,243
First Trust China AlphaDEX® Fund	5,825,697	4,530,805
First Trust Japan AlphaDEX® Fund	80,082,988	81,435,024
First Trust South Korea AlphaDEX® Fund	951,321	932,077
First Trust Developed Markets ex-US AlphaDEX® Fund	567,717,548	564,653,856
First Trust Emerging Markets AlphaDEX® Fund	542,176,046	421,933,619
First Trust Germany AlphaDEX® Fund	80,301,975	79,995,246
First Trust Canada AlphaDEX® Fund	2,092,174	2,090,219
First Trust Australia AlphaDEX® Fund	700,595	695,039
First Trust United Kingdom AlphaDEX® Fund	3,914,692	3,914,199
First Trust India NIFTY 50 Equal Weight ETF	450,819	450,198
First Trust Hong Kong AlphaDEX® Fund	1,069,593	1,065,690
First Trust Switzerland AlphaDEX® Fund	51,061,116	51,486,171
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	5,782,675	6,120,356
First Trust Emerging Markets Small Cap AlphaDEX® Fund	88,246,912	100,049,080
First Trust Eurozone AlphaDEX® ETF	25,027,077	24,843,734

For the six months ended June 30, 2019, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 3,138,206	$ 4,213,949
First Trust Europe AlphaDEX® Fund	—	74,933,403
First Trust Latin America AlphaDEX® Fund	3,267,508	4,092,213
First Trust Brazil AlphaDEX® Fund	—	—
First Trust China AlphaDEX® Fund	1,322,696	—
First Trust Japan AlphaDEX® Fund	31,978,047	62,972,787
First Trust South Korea AlphaDEX® Fund	—	—
First Trust Developed Markets ex-US AlphaDEX® Fund	23,268,449	58,352,022
First Trust Emerging Markets AlphaDEX® Fund	88,168,164	—
First Trust Germany AlphaDEX® Fund	16,455,214	21,624,077
First Trust Canada AlphaDEX® Fund	4,608,022	7,799,874
First Trust Australia AlphaDEX® Fund	—	—
First Trust United Kingdom AlphaDEX® Fund	1,797,207	3,407,033
First Trust India NIFTY 50 Equal Weight ETF	—	—
First Trust Hong Kong AlphaDEX® Fund	—	—
First Trust Switzerland AlphaDEX® Fund	11,344,753	19,951,552
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	—	1,502,023
First Trust Emerging Markets Small Cap AlphaDEX® Fund	—	15,147,904
First Trust Eurozone AlphaDEX® ETF	1,935,382	3,709,701

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2019 (Unaudited)
5. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of securities and other instruments determined by First Trust (the “Deposit Securities”) and generally make or receive a cash payment referred to as the “Cash Component,” which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit Aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the respective Fund’s portfolio and the countries in which the transactions are settled. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.
The standard Creation Transaction Fees and the Redemption Transaction Fees for each Fund are as follows:
	Creation Transaction Fees	Redemption Transaction Fees
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$ 3,500	$ 3,500
First Trust Europe AlphaDEX® Fund	4,100	4,100
First Trust Latin America AlphaDEX® Fund	2,200	2,200
First Trust Brazil AlphaDEX® Fund	2,500	2,500
First Trust China AlphaDEX® Fund	2,200	2,200
First Trust Japan AlphaDEX® Fund	1,000	1,000
First Trust South Korea AlphaDEX® Fund	1,500	1,500
First Trust Developed Markets ex-US AlphaDEX® Fund	5,900	5,900
First Trust Emerging Markets AlphaDEX® Fund	7,400	7,400
First Trust Germany AlphaDEX® Fund	800	800
First Trust Canada AlphaDEX® Fund	500	500
First Trust Australia AlphaDEX® Fund	1,200	1,200
First Trust United Kingdom AlphaDEX® Fund	500	500
First Trust India NIFTY 50 Equal Weight ETF	2,500	2,500
First Trust Hong Kong AlphaDEX® Fund	1,600	1,600
First Trust Switzerland AlphaDEX® Fund	800	800
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	7,100	7,100
First Trust Emerging Markets Small Cap AlphaDEX® Fund	9,000	9,000
First Trust Eurozone AlphaDEX® ETF	3,600	3,600
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2019 (Unaudited)
provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2021.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2019 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2019 (Unaudited)
net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index Constituent Risk. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Passive Investment Risk. To the extent a Fund seeks to track an index, the Fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A Fund generally will not attempt to take defensive positions in declining markets.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2019 (Unaudited)
Advisory Agreements
Board Considerations Regarding Approval of Continuation of Investment Management Agreements
The Board of Trustees (the “Board”) of First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements (as applicable to a specific Fund, the “Agreement” and collectively, the “Agreements”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following nineteen series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
First Trust Emerging Markets AlphaDEX® Fund (FEM)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
First Trust Europe AlphaDEX® Fund (FEP)
First Trust Latin America AlphaDEX® Fund (FLN)
First Trust Brazil AlphaDEX® Fund (FBZ)
First Trust China AlphaDEX® Fund (FCA)
First Trust Japan AlphaDEX® Fund (FJP)
First Trust South Korea AlphaDEX® Fund (FKO)
First Trust Germany AlphaDEX® Fund (FGM)
First Trust Canada AlphaDEX® Fund (FCAN)
First Trust Australia AlphaDEX® Fund (FAUS)
First Trust United Kingdom AlphaDEX® Fund (FKU)
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
First Trust Hong Kong AlphaDEX® Fund (FHK)
First Trust Switzerland AlphaDEX® Fund (FSZ)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
First Trust Eurozone AlphaDEX® ETF (FEUZ)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2020 at a meeting held on June 2, 2019. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 18, 2019 and June 2, 2019, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 18, 2019, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 2, 2019 meeting, as well as at the meeting held that day. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2019 (Unaudited)
information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 18, 2019 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate payable by each Fund under the applicable Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, licensing and other services, but excluding the fee payment under the applicable Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for NFTY was below the median total (net) expense ratio of the peer funds in its Expense Group and that the unitary fee for each other Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board, at the April 18, 2019 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rates overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s description of its long-term commitment to each Fund.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. For each Fund, the Board received and reviewed information for periods ended December 31, 2018 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. With respect to NFTY, the Board noted that during 2018, shareholders of the Fund approved changes to the Fund’s investment objective and, effective April 17, 2018, the Fund changed its name and ticker symbol and began tracking the NIFTY 50 Equal Weight Index, and that the performance information included a blend of the old and new indexes. With respect to each Fund other than FEUZ, the Board noted that during 2015, each such Fund changed its underlying index to an index developed and maintained by Nasdaq, Inc. using the AlphaDEX® stock selection methodology and that the performance information included a blend of the old and new indexes. The Board considered the Advisor’s explanations of how the AlphaDEX® stock selection methodology impacts Fund performance in various market environments, and the Advisor’s statement that AlphaDEX® is designed to provide long-term outperformance. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a broad-based benchmark, but given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.

Additional Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2019 (Unaudited)
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor’s statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Funds. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2018 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board also considered the Advisor’s compensation for fund reporting services provided to each Fund pursuant to a separate Fund Reporting Services Agreement, which is paid from the unitary fee. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.

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First Trust Exchange-Traded AlphaDEX® Fund II
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Items 6. Schedule of Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded AlphaDEX® Fund II
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 5, 2019
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	September 5, 2019

* Print the name and title of each signing officer under his or her signature.